Document and Entity Information	9 Months Ended
Feb. 28, 2013
Document and Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Feb 28, 2013
Entity Registrant Name	BIOMET INC
Entity Central Index Key	0000351346
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	May 31, 2012	May 31, 2011
Current assets:
Cash and cash equivalents	$ 217.4	$ 492.4	$ 327.8	[1]
Accounts receivable, less allowance for doubtful accounts receivables	545.9	491.6	480.1
Investments	0	2.5	41.4
Income tax receivable	4.4	5	5.4
Inventories	643.3	543.2	582.5
Deferred income taxes	62.1	52.5	71.5
Prepaid expenses and other	129.9	124.1	109.7
Total current assets	1,603	1,711.3	1,618.4
Property, plant and equipment, net	679.4	593.6	638.4
Investments	22.1	13.9	33.1
Intangible assets, net	3,662.4	3,930.4	4,534.4
Goodwill	3,927.5	4,114.4	4,470.1
Other assets	107.3	56.8	62.6
Total assets	10,001.7	10,420.4	11,357
Current liabilities:
Current portion of long-term debt	34.5	35.6	37.4
Accounts payable	87.2	116.2	91.1
Accrued interest	43.9	56.5	64.1
Accrued wages and commissions	130.4	122	105
Other accrued expenses	189	180.2	241.8
Total current liabilities	485	510.5	539.4
Long-term liabilities:
Long-term debt, net of current portion	5,943.9	5,792.2	5,982.9
Deferred income taxes	1,100.9	1,257.8	1,487.6
Other long-term liabilities	205.9	177.8	172
Total liabilities	7,735.7	7,738.3	8,181.9
Commitments and contingencies
Shareholder���s equity:
Common stock, par value $0.00 per share; 1,000 shares authorized; 1,000 shares issued and outstanding	0	0	0
Contributed and additional paid-in capital	5,661.5	5,628.8	5,614.1
Accumulated deficit	(3,471.7)	(3,069.6)	(2,610.8)
Accumulated other comprehensive income	76.2	122.9	171.8
Total shareholder���s equity	2,266	2,682.1	3,175.1
Total liabilities and shareholder���s equity	$ 10,001.7	$ 10,420.4	$ 11,357

[1]	Certain amounts have been adjusted to conform to the current presentation.

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Feb. 28, 2013	May 31, 2012	May 31, 2011
Statement of Financial Position [Abstract]
Allowance for doubtful receivables	$ 36	$ 36.5	$ 38.2
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000

Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	9 Months Ended			12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012		May 31, 2012	May 31, 2011		May 31, 2010
Income Statement [Abstract]
Net sales	$ 2,269	$ 2,098.6		$ 2,838.1	$ 2,732.2	[1]	$ 2,698	[1],[2]
Cost of sales	736	669.9		894.4	838.7		819.9
Gross profit	1,533	1,428.7		1,943.7	1,893.5		1,878.1
Selling, general and administrative expense	886.7	800.9		1,053.3	1,041.7		1,042.3
Research and development expense	107.2	93.2		126.8	119.4		106.6
Amortization	230.2	250		327.2	367.9		372.6
Goodwill and intangible assets impairment charge	334.1	0	[3]	529.8	941.4	[3]	0	[3]
Operating income (loss)	(25.2)	284.6		(93.4)	(576.9)		356.6
Interest expense	310.8	363.4		479.8	498.9		516.4
Other (income) expense	172.4	9.3		17.6	(11.2)		(18.1)
Other expense, net	483.2	372.7		497.4	487.7		498.3
Loss before income taxes	(508.4)	(88.1)		(590.8)	(1,064.6)		(141.7)
Benefit from income taxes	(106.2)	(18.4)		(132)	(214.8)		(94.1)
Net loss	(402.2)	(69.7)	[3]	(458.8)	(849.8)	[3]	(47.6)	[3]
Other comprehensive income (loss), net of tax:
Change in unrealized holding value on available for sale securities	3.6	4.4		4.3	(6)		1.8
Interest rate swap unrealized gain	5.9	17.4		13.1	19.5		11.3
Foreign currency related gains (losses)	(56.2)	(26.8)		(62.1)	264.4		(96.5)
Unrecognized actuarial gain (loss) on pension assets	0	(0.3)		(4.2)	4.5		3.5
Net loss	(46.7)	(5.3)		(48.9)	282.4		(79.9)
Comprehensive loss	$ (448.9)	$ (75)		$ (507.7)	$ (567.4)		$ (127.5)

[1]	New product categories were adopted in order to more closely represent the way the Company reports sales and markets products. Certain amounts have been reclassified to conform to the current presentation.
[2]	Certain amounts have been adjusted to conform to the current presentation. Specifically, International net sales increased, and Europe net sales decreased, $4.3 million for the year ended May 31, 2010. The current presentation aligns with how the Company presently manages and markets its products.
[3]	Certain amounts have been adjusted to conform to the current presentation.

Consolidated Statements of Shareholder's Equity (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)		Common Stock [Member]	Contributed and Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)
Beginning Balance at May. 31, 2009	$ 3,840.3			$ 5,584.4	$ (1,713.4)	$ (30.7)
Beginning Shares at May. 31, 2009			1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(47.6)	[1]		0	(47.6)	0
Change in unrealized holding value on available for sale securities	1.8			0	0	1.8
Interest rate swap unrealized gain	11.3			0	0	11.3
Foreign currency related gains (losses)	(96.5)			0	0	(96.5)
Unrecognized actuarial gain (loss) on pension assets	3.5			0	0	3.5
Comprehensive loss	(127.5)			0	0	0
Stock-based compensation expense	22.4			22.4	0	0
Repurchase of LVB Acquisition, Inc. shares	(1.7)			(1.7)	0	0
Ending Balance at May. 31, 2010	3,733.5			5,605.1	(1,761)	(110.6)
Ending Shares at May. 31, 2010			1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(849.8)	[1]		0	(849.8)	0
Change in unrealized holding value on available for sale securities	(6)			0	0	(6)
Interest rate swap unrealized gain	19.5			0	0	19.5
Foreign currency related gains (losses)	264.4			0	0	264.4
Unrecognized actuarial gain (loss) on pension assets	4.5			0	0	4.5
Comprehensive loss	(567.4)
Stock-based compensation expense	12.7			12.7	0	0
Repurchase of LVB Acquisition, Inc. shares	(3.7)			(3.7)	0	0
Ending Balance at May. 31, 2011	3,175.1			5,614.1	(2,610.8)	171.8
Ending Shares at May. 31, 2011	1,000		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(458.8)			0	(458.8)	0
Change in unrealized holding value on available for sale securities	4.3			0	0	4.3
Interest rate swap unrealized gain	13.1			0	0	13.1
Foreign currency related gains (losses)	(62.1)			0	0	(62.1)
Unrecognized actuarial gain (loss) on pension assets	(4.2)			0	0	(4.2)
Comprehensive loss	(507.7)
Stock-based compensation expense	16			16	0	0
Repurchase of LVB Acquisition, Inc. shares	(1.3)			(1.3)	0	0
Ending Balance at May. 31, 2012	$ 2,682.1			$ 5,628.8	$ (3,069.6)	$ 122.9
Ending Shares at May. 31, 2012	1,000		1,000

[1]	Certain amounts have been adjusted to conform to the current presentation.

Consolidated Statements of Shareholder's Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Statement of Stockholders' Equity [Abstract]
Tax effect of unrealized holding value on available for sale securities	$ 0	$ (0.9)	$ 1.3
Tax effect of interest rate swap unrealized gain	7.8	13.6	7.2
Tax effect of unrecognizable actuarial gain (loss) on pension assets	$ (0.8)	$ 0.2	$ 2.9

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended			12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012		May 31, 2012		May 31, 2011		May 31, 2010
Cash flows provided by (used in) operating activities:
Net loss	$ (402.2)	$ (69.7)	[1]	$ (458.8)		$ (849.8)	[1]	$ (47.6)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	364.8	388	[1]	509.4		549	[1]	547.6	[1]
Amortization of deferred financing costs	27.3	8.3	[1]	11.1		11.2	[1]	11.3	[1]
Stock-based compensation expense	32.3	12.2	[1]	16		12.7	[1]	22.4	[1]
Recovery of doubtful accounts receivable	(0.4)	(2.6)	[1]	(5.3)		(6.2)	[1]	(7)	[1]
Realized gain on investments	(0.2)	(1.9)	[1]	(2)		(4.9)	[1]	(4.3)	[1]
Loss on impairment of investments	0	19.3	[1]	20.1		0	[1]	0	[1]
Goodwill and intangible assets impairment charge	334.1	0	[1]	529.8		941.4	[1]	0	[1]
Property, plant and equipment impairment charge				0.4		17	[1]	7.8	[1]
Deferred income taxes	(165.4)	(120.7)	[1]	(204.3)		(271.3)	[1]	(120.1)	[1]
Loss on extinguishment of debt	155.2	0	[1]	0		1.2	[1]	0	[1]
Other	5.9	(1.6)	[1]	(4.5)		(28)	[1]	2.7	[1]
Changes in operating assets and liabilities:
Accounts receivable	(53.1)	(38.4)	[1]	(36.6)		14.5	[1]	(5.6)	[1]
Inventories	(33.6)	9.6	[1]	13.4		(43.9)	[1]	(29.4)	[1]
Prepaid expenses	(7.9)	(1.2)	[1]	(12.3)		(4.5)	[1]	6.2	[1]
Accounts payable	(28)	(4.2)	[1]	28.9		(0.8)	[1]	(9.5)	[1]
Income taxes	5.5	19.1	[1]	(29)		46	[1]	9	[1]
Accrued interest	(12.6)	61.7	[1]	(7.6)		(6.1)	[1]	(2.9)	[1]
Accrued expenses and other	52.1	13.4	[1]	8.6		2.6	[1]	(59.1)	[1]
Net cash provided by operating activities	273.8	291.3	[1]	377.3		380.1	[1]	321.5	[1]
Cash flows provided by (used in) investing activities:
Proceeds from sales/maturities of investments	5.5	42	[1]	42.1		59.3	[1]	24.9	[1]
Purchases of investments	(6.4)	(0.3)	[1]	(0.4)		(78.7)	[1]	(13.3)	[1]
Net proceeds from sale of property and equipment	14	13.7	[1]	14.7		6.8	[1]	3	[1]
Capital expenditures	(149.7)	(122.7)	[1]	(179.3)		(174)	[1]	(186.4)	[1]
Acquisitions, net of cash acquired - Trauma Acquisition	(280)	0	[1]
Acquisitions, net of cash acquired	(17.2)	(14.4)	[1]	(21.1)		(18.4)	[1]	(10.2)	[1]
Net cash used in investing activities	(433.8)	(81.7)	[1]	(144)		(205)	[1]	(182)	[1]
Debt:
Proceeds under European facilities				0		0.3	[1]	0	[1]
Payments under European facilities	(1)	(1.1)	[1]	(1.4)		(2)	[1]	0	[1]
Proceeds under revolving credit agreements				0		0	[1]	20.4	[1]
Payments under revolving credit agreements				0		0	[1]	(134.1)	[1]
Payments under senior secured credit facilities	(25.2)	(26.6)	[1]	(35.4)		(34.8)	[1]	(35.8)	[1]
Proceeds under asset based revolver	80	0	[1]
Repurchases of senior notes				0		(11.2)	[1]	(8.7)	[1]
Payments under asset based revolver	(80)	0	[1]
Proceeds from senior and senior subordinated notes due 2020 and term loans	3,396.2	0	[1]
Tender/retirement of senior notes due 2017 and term loans	(3,423)	0	[1]
Payment of fees related to refinancing activities	(77.8)	0	[1]
Equity:
Repurchase of LVB Acquisition, Inc. shares	(0.1)	(1.2)	[1]	(1.3)		(3.7)	[1]	(1.7)	[1]
Net cash used in financing activities	(130.9)	(28.9)	[1]	(38.1)		(51.4)	[1]	(159.9)	[1]
Effect of exchange rate changes on cash	15.9	(12.5)	[1]	(30.6)		15	[1]	(6.1)	[1]
Increase (decrease) in cash and cash equivalents	(275)	168.2	[1]	164.6		138.7	[1]	(26.5)	[1]
Cash and cash equivalents, beginning of period	492.4	327.8	[1]	327.8	[1]	189.1	[1]	215.6	[1]
Cash and cash equivalents, end of period	217.4	496	[1]	492.4		327.8	[1]	189.1	[1]
Supplemental disclosures of cash flow information:
Interest	315.5	294	[1]	477.1		494.1	[1]	508.6	[1]
Income taxes	$ 49	$ 76.9	[1]	$ 95		$ 42.3	[1]	$ 29.3	[1]

[1]	Certain amounts have been adjusted to conform to the current presentation.

Summary of Significant Accounting Policies and Nature of Operations	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting Policies and Nature of Operations
Basis of Presentation.
The accompanying unaudited condensed consolidated financial statements include the accounts of Biomet, Inc. and its subsidiaries (individually and collectively with its subsidiaries referred to as “Biomet”, the “Company”, “we”, “us” or “our”). Biomet is a wholly owned subsidiary of LVB Acquisition, Inc. ("LVB" and "Parent"). LVB has no other operations beyond its ownership of Biomet. Intercompany accounts and transactions have been eliminated in consolidation.
The unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for condensed financial information, the instructions to Form 10-Q and Article 10 of Regulation S-X. As a result, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the financial condition, results of operations and cash flows for the periods presented have been included. Operating results for the three and nine months ended February 28, 2013 are not necessarily indicative of the results that may be expected for the fiscal year ending May 31, 2013. For further information, including the Company’s significant accounting policies, refer to the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended May 31, 2012 (the “2012 Form 10-K”).
The May 31, 2012 condensed consolidated balances have been derived from the audited financial statements included in the 2012 Form 10-K.
Recent Accounting Pronouncements
Goodwill Impairment Testing—In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-8, “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment” (“ASU 2011-8”). The new guidance is intended to simplify how entities test goodwill for impairment. It includes provisions that permit an entity to first assess qualitative factors in determining whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The changes to Topic 350 were effective for the Company beginning June 1, 2012. The adoption did not have a material impact on the Company’s consolidated financial statements.

Summary of Significant Accounting Policies and Nature of Operations.
The accompanying consolidated financial statements include the accounts of Biomet, Inc. and its subsidiaries (individually and collectively with its subsidiaries referred to as “Biomet”, the “Company”, “we”, “us”, or “our”). Biomet is a wholly-owned subsidiary of LVB Acquisition, Inc. (“LVB” or “Parent”). LVB has no other operations beyond its ownership of Biomet. Intercompany accounts and transactions have been eliminated in consolidation.
Transactions with the Sponsor Group
On December 18, 2006, Biomet, Inc. entered into an Agreement and Plan of Merger with LVB Acquisition, LLC, a Delaware limited liability company, which was subsequently converted to a corporation, LVB Acquisition, Inc., and LVB Acquisition Merger Sub, Inc., an Indiana corporation and a wholly-owned subsidiary of Parent (“Purchaser”), which agreement was amended and restated as of June 7, 2007 and which we refer to as the “Merger Agreement.” Pursuant to the Merger Agreement, on June 13, 2007, Purchaser commenced a cash tender offer (the “Offer”) to purchase all of Biomet, Inc.’s outstanding common shares, without par value (the “Shares”) at a price of $46.00 per Share (the “Offer Price”) without interest and less any required withholding taxes. The Offer was made pursuant to Purchaser’s offer to purchase dated June 13, 2007 and the related letter of transmittal, each of which was filed with the SEC on June 13, 2007. In connection with the Offer, Purchaser entered into a credit agreement dated as of July 11, 2007 for a $6,165.0 million senior secured term loan facility (the “Tender Facility”), maturing on June 6, 2008, and pursuant to which it borrowed approximately $4,181.0 million to finance a portion of the Offer and pay related fees and expenses. The Offer expired at midnight, New York City time, on July 11, 2007, with approximately 82% of the outstanding Shares having been tendered to Purchaser. At Biomet, Inc.’s special meeting of shareholders held on September 5, 2007, more than 91% of Biomet, Inc.’s shareholders voted to approve the proposed merger, and Parent acquired Biomet, Inc. on September 25, 2007 through a reverse subsidiary merger with Biomet, Inc. being the surviving company (the “Merger”). Subsequent to the acquisition, Biomet, Inc. became a subsidiary of Parent, which is controlled by LVB Acquisition Holding, LLC, or “Holding”, an entity controlled by a consortium of private equity funds affiliated with The Blackstone Group, Goldman, Sachs & Co., Kohlberg Kravis Roberts & Co., and TPG Global, LLC (each a “Sponsor” and collectively, the “Sponsors”), and certain investors who agreed to co-invest with the Sponsors (the “Co-Investors”). These transactions, including the Merger and the Company’s payment of any fees and expenses related to these transactions, are referred to collectively as the “Transactions.”
General—Biomet, Inc. is the wholly owned subsidiary of LVB. LVB has no other operations beyond its ownership of Biomet. The Company is one of the largest orthopedic medical device companies in the United States and worldwide with operations in over 50 locations throughout the world and distribution in approximately 90 countries. The Company designs, manufactures and markets a comprehensive range of both surgical and non-surgical products used primarily by orthopedic surgeons and other musculoskeletal medical specialists. For over 30 years, the Company has applied advanced engineering and manufacturing technology to the development of highly durable joint replacement systems.
Basis of Presentation—The accompanying consolidated financial statements include the accounts of Biomet and its subsidiaries (individually and collectively referred to as “Biomet” or the “Company”). The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.
Products—The Company operates in one reportable business segment, musculoskeletal products, which includes the design, manufacture and marketing of products in five major categories: Large Joint Reconstructive, Sports, Extremities, Trauma (“S.E.T.”), Spine & Bone Healing, Dental and Other Products. The Company has three geographic markets: United States, Europe and International.
Large Joint Reconstructive—Orthopedic reconstructive implants are used to replace joints that have deteriorated as a result of disease (principally osteoarthritis) or injury. Reconstructive joint surgery involves the modification of the area surrounding the affected joint and the implantation of one or more manufactured components, and may involve the use of bone cement. The Company’s large orthopedic reconstructive joints are knees and hips. The Company also produces bone cements and cement delivery systems.
S.E.T.—The Company manufactures and distributes a number of sports medicine products (used in minimally-invasive orthopedic surgical procedures). Extremity reconstructive implants are used to replace joints other than hips and knees that have deteriorated as a result of disease or injury. The Company’s key reconstructive joint in this product category is the shoulder, but it produces other joints as well. Trauma devices are used for setting and stabilizing bone fractures to support and/or augment the body’s natural healing process. Trauma products include internal fixation devices (such as nails, plates, screws, pins and wires designed to stabilize traumatic bone injuries) and external fixation devices (utilized to stabilize fractures when alternative methods of fixation are not suitable).
Spine & Bone Healing—The Company’s spine products include spinal fixation systems for cervical, thoracolumbar, deformity correction and spacer applications; implantable and non-invasive electrical stimulation devices for spinal applications; and osteobiologics, including bone substitute materials, as well as allograft services for spinal applications. Bone healing products include electrical stimulation devices used for trauma indications, offering implantable and non-invasive options to stimulate bone growth, as well as orthopedic support products (also referred to as bracing products).
Dental—Dental reconstructive devices and associated instrumentation are used for oral rehabilitation through the replacement of teeth and repair of hard and soft tissues. The Company also offers crown and bridge products.
Other—The Company manufactures and distributes a number of other products, including microfixation products, autologous therapies, operating room supplies, casting materials, general surgical instruments, wound care products and other surgical products.
Effect of Foreign Currency—Assets and liabilities of foreign subsidiaries are translated at rates of exchange in effect at the close of their calendar month end. Revenues and expenses are translated at the average exchange rates during the period. Translation gains and losses are accumulated within accumulated other comprehensive income (loss) as a separate component of shareholders’ equity. Foreign currency transaction gains and losses are included in other (income) expense.
Cash and Cash Equivalents—The Company considers all investments that are highly liquid at the date acquired and have original maturities of three months or less to be cash equivalents.
Investments—The Company invests the majority of its excess cash in money market funds. The Company also holds Greek bonds, time deposits, corporate securities, and common stocks. The Company accounts for its investments in equity securities in accordance with guidance issued by the Financial Accounting Standards Board (“FASB”), which requires certain securities to be categorized as trading, available-for-sale or held-to-maturity. The Company also accounts for its investments under guidance for fair value measurements, which establishes a framework for measuring fair value, clarifies the definition of fair value within that framework, and expands disclosures about fair value measurements. Available-for-sale securities are carried at fair value with unrealized gains and losses, net of tax, recorded within accumulated other comprehensive income (loss) as a separate component of shareholders’ equity. The Company has no held-to-maturity investments. Trading securities are carried at fair value with the realized gains and losses, recorded within other (income) expense. The cost of investment securities sold is determined by the specific identification method. Dividend and interest income are accrued as earned. The Company reviews its investments quarterly for declines in fair value that are other-than-temporary. Investments that have declined in market value that are determined to be other-than-temporary are charged to other (income) expense, by writing that investment down to fair value. Investments are classified as short-term for those expected to mature or be sold within twelve months and the remaining portion is classified in long-term investments.
Interest Rate Instruments—The Company uses interest rate swap agreements (cash flow hedges) in both U.S. dollars and euros as a means of fixing the interest rate on portions of its floating-rate debt instruments. As of May 31, 2012, the Company had swap liabilities of $76.2 million, which consisted of $36.0 million short-term, and $41.0 million long-term, partially offset by a $0.8 million credit valuation adjustment. As of May 31, 2011, the Company had swap liabilities of $96.8 million, which consisted of $62.6 million short-term, and $34.8 million long-term, partially offset by a $0.6 million credit valuation adjustment.
Other Comprehensive Income (Loss)—Other comprehensive income (loss) includes net loss, currency translation adjustments, certain derivative-related activity, changes in the value of available-for-sale investments, and changes in prior service cost from pension plans. The Company generally deems its foreign investments to be permanent in nature and does not provide for taxes on currency translation adjustments arising from translating the investment in a foreign currency to U.S. dollars. When the Company determines that a foreign investment is no longer permanent in nature, estimated taxes are provided for the related deferred tax liability (asset), if any, resulting from currency translation adjustments. As of May 31, 2012, foreign investments were all permanent in nature.
Concentrations of Credit Risk and Allowance for Doubtful Receivables—The Company provides credit, in the normal course of business, to hospitals, private and governmental institutions and healthcare agencies, insurance providers, dental practices and laboratories, and physicians. The Company maintains an allowance for doubtful receivables based on estimated collection rates and charges actual losses to the allowance when incurred. The determination of estimated collection rates requires management judgment.
Other Loss Contingencies—In accordance with guidance issued by the FASB for contingencies, the Company accrues anticipated costs of settlement, damages, and loss of product liability claims based on historical experience or to the extent specific losses are probable and estimable. If the estimate of a probable loss is in a range and no amount within the range is more likely, the Company accrues the minimum amount of the range. Such estimates and any subsequent changes in estimates may result in adjustments to the Company’s operating results in the future. The Company has self-insured reserves against product liability claims with insurance coverage above the retention limits. There are various other claims, lawsuits and disputes with third parties, investigations and pending actions involving various allegations against it. Product liability claims are routinely reviewed by the Company’s insurance carriers and management routinely reviews all claims for purposes of establishing ultimate loss estimates.
Revenue Recognition—The Company sells product through four principal channels: (1) direct to healthcare institutions, referred to as direct channel accounts, (2) through stocking distributors and healthcare dealers, (3) indirectly through insurance companies and (4) directly to dental practices and dental laboratories. Sales through the direct and distributor/dealer channels account for a majority of net sales. Through these channels, inventory is consigned to sales agents or customers so that products are available when needed for surgical procedures. Revenue is not recognized upon the placement of inventory into consignment as the Company retains title and maintains the inventory on the balance sheet; rather, it is recognized upon implantation and receipt of proper purchase order and/or purchase requisition documentation. Pricing for products is predetermined by contracts with customers, agents acting on behalf of customer groups or by government regulatory bodies, depending on the market. Price discounts under group purchasing contracts are linked to volume of implant purchases by customer healthcare institutions within a specified group. At negotiated thresholds within a contract buying period, price discounts may increase.
At certain locations, the Company records a contractual allowance that is offset against revenue for each sale to a non-contracted payor so that revenue is recorded at the estimated determinable price at the time of the sale. Those non-contracted payors and insurance companies in some cases do not have contracted rates for products sold, but may have pricing available for certain products through their respective web sites. The Company will invoice at its list price and establish the contractual allowance to estimate what the non-contracted payor will settle the claim for based on the information available as noted above. At certain locations, revenue is recognized on sales to stocking distributors, healthcare dealers, dental practices and dental laboratories when title to product passes to them, generally upon shipment. Certain subsidiaries allow customers to return product in the event that the Company terminates the relationship. Under those circumstances, the Company records an estimated sales return in the period in which constructive notice of termination is given to a distributor. Product returns were not significant for any period presented.
The Company also maintains a separate allowance for doubtful accounts for estimated losses based on its assessment of the collectability of specific customer accounts and the aging of the accounts receivable. The Company analyzes accounts receivable and historical bad debts, customer concentrations, customer solvency, current economic and geographic trends, and changes in customer payment terms and practices when evaluating the adequacy of its current and future allowance. In circumstances where the Company is aware of a specific customer’s inability to meet its financial obligations, a specific allowance for bad debt is estimated and recorded, which reduces the recognized receivable to the estimated amount the Company believes will ultimately be collected. The Company monitors and analyzes the accuracy of the allowance for doubtful accounts estimate by reviewing past collectability and adjusts it for future expectations to determine the adequacy of the Company’s current and future allowance. The Company’s reserve levels have generally been sufficient to cover credit losses.
Excess and Obsolete Inventory—In the Company’s industry, inventory is routinely placed at hospitals to provide the healthcare provider with the appropriate product when needed. Because product usage tends to follow a bell curve, larger and smaller sizes of inventory are provided, but infrequently used. In addition, the musculoskeletal market is highly competitive, with new products, raw materials and procedures being introduced continually, which may make those products currently on the market obsolete. The Company makes estimates regarding the future use of these products which are used to adjust inventory to the lower of cost or market. If actual product life cycles, product demand or market conditions are less favorable than those projected by management, additional inventory write-downs may be required which would affect future operating results.
Accounting for Shipping and Handling Revenue, Fees and Costs—The Company classifies amounts billed for shipping and handling as a component of net sales. The related shipping and handling fees and costs are included in cost of sales.
Research and Development—Research and development costs are charged to expense as incurred.
Income Taxes—There are inherent risks that could create uncertainties related to the Company’s income tax estimates. The Company adjusts estimates based on normal operating circumstances and conclusions related to tax audits. While the Company does not believe any audit finding could materially affect its financial position, there could be a material impact on its consolidated results of operations and cash flows of a given period.
The Company’s operations are subject to the tax laws, regulations and administrative practices of the United States, U.S. state jurisdictions and other countries in which it does business. The Company must make estimates and judgments in determining the provision for taxes for financial reporting purposes. These estimates and judgments occur in the calculation of tax credits, benefits, and deductions, and in the calculation of certain tax assets and liabilities that arise from differences in the timing of recognition of revenue and expense for tax and financial statement purposes, as well as the interest and penalties related to uncertain tax positions. Significant changes in these estimates may result in an increase or decrease to the Company’s tax provision in a subsequent period.
The calculation of the Company’s tax liabilities involves accounting for uncertainties in the application of complex tax regulations. The Company recognizes liabilities for uncertain tax benefits (“UTBs”) based on a two-step process. The Company recognizes the tax benefit from an UTB only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The amount of UTBs is measured as appropriate for changes in facts and circumstances, such as significant amendments to existing tax law, new regulations or interpretations by the taxing authorities, new information obtained during a tax examination, or resolution of an examination. The Company believes its estimates for UTBs are appropriate and sufficient for any assessments that may result from examinations of its tax returns. The Company recognizes both accrued interest and penalties, where appropriate, related to UTBs as a component of income tax expense.
Certain items are included in the Company’s tax return at different times than they are reflected in its financial statements. Such timing differences create deferred tax assets and liabilities. Deferred tax assets are generally items that can be used as a tax deduction or credit in the tax return in future years but for which the Company has already recorded the tax benefit in the financial statements. The Company has recorded valuation allowances against certain of its deferred tax assets, primarily those that have been generated from net operating losses and tax credit carryforwards in certain taxing jurisdictions. In evaluating whether the Company would more likely than not recover these deferred tax assets, it has not assumed any future taxable income or tax planning strategies in the jurisdictions associated with these carryforwards where history does not support such an assumption. Implementation of tax planning strategies to recover these deferred tax assets or future income generation in these jurisdictions could lead to the reversal of these valuation allowances and a reduction of income tax expense. Deferred tax liabilities are either: (i) a tax expense recognized in the financial statements for which payment has been deferred; or (ii) an expense for which the Company has already taken a deduction on the tax return, but have not yet recognized the expense in the financial statements.
The Company has not historically provided for U.S. or additional foreign taxes on the excess of the amount of financial reporting over the tax basis of investments in non-U.S. subsidiaries. A company is not required to recognize a deferred tax liability for the outside basis difference of an investment in a non-U.S. subsidiary or a non-U.S. corporate joint venture that is essentially permanent in duration, unless it becomes apparent that such difference will reverse in the foreseeable future. The excess of financial reporting basis over tax basis of investments in non-U.S. subsidiaries is primarily attributable to the financial restatement of the carrying amount of these investments due to the Merger, adjusted for subsequent accumulation of earnings and losses. It is the Company’s practice and intention to continue to permanently reinvest a substantial portion of the reported earnings of its non-U.S. subsidiaries in non-U.S. operations. Currently, there are no plans to divest any of the Company’s investments in non-U.S. subsidiaries. It is not practicable to estimate the amount of deferred tax liability related to excess of financial reporting basis over tax basis in these non-U.S. subsidiaries. The Company’s non-U.S. subsidiaries have not accumulated positive reported earnings subsequent to the Merger. However, to the extent it is determined that any amounts of excess cash will be repatriated, the Company will record a deferred tax liability reflecting the estimated amount of tax that will be payable due to such repatriation. If future events, including material changes in estimates of cash, working capital and long-term investment requirements necessitate repatriation of portions of the earnings currently treated as permanently reinvested, under current tax laws an additional tax provision may be required which could have a material effect on our financial results.
Goodwill and Other Intangible Assets—The Company operates in one reportable segment and evaluates goodwill for impairment at the reporting unit level. Effective September 1, 2011, in connection with the Company’s global reorganization, the Company made changes to its reporting unit structure. The reorganization eliminated three reporting units (U.S. Orthopedics, Sports Medicine and Biologics) and established a new reporting unit (U.S. Reconstructive). The Company formerly had eight, and now has six, identified reporting units for the purpose of testing goodwill for impairment. The reporting units are based on the Company’s current administrative organizational structure and the availability of discrete financial information.
The Company tests its goodwill and indefinite lived intangible asset balances as of March 31 of each fiscal year for impairment. The Company tests these balances more frequently if indicators are present or changes in circumstances suggest that impairment may exist. In performing the test on goodwill, the Company utilizes the two-step approach prescribed under guidance issued by the FASB for goodwill and other intangible assets. The first step under this guidance requires a comparison of the carrying value of the reporting units, of which the Company has identified six in total, to the fair value of these units. The Company generally uses the income approach to determine the fair value of each reporting unit. This approach calculates fair value by estimating the after-tax cash flows attributable to a reporting unit and then discounting these after-tax cash flows to a present value using a risk-adjusted discount rate. To derive the carrying value of the Company’s reporting units, the Company assigns assets and liabilities, including goodwill, to the reporting units. These would include corporate assets, which relate to a reporting unit’s operations, and would be considered in determining fair value. The Company allocates assets and liabilities not directly related to a specific reporting unit, but from which the reporting unit benefits, based primarily on the respective revenue contribution of each reporting unit. If the carrying value of a reporting unit exceeds its fair value, the Company performs the second step of the goodwill impairment test to measure the amount of impairment loss, if any.
The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill to its carrying value. If the Company is unable to complete the second step of the test prior to the issuance of its financial statements and an impairment loss is probable and could be reasonably estimated, the Company recognizes its best estimate of the loss in its current period financial statements and discloses that amount as an estimate. The Company then recognizes any adjustment to that estimate in subsequent reporting periods, once the Company has finalized the second step of the impairment test.
The Company determines the fair value of intangible assets using an income based approach to determine the fair value. The approach calculates fair value by estimating the after-tax cash flows attributable to the asset and then discounting these after-tax cash flows to a present value using a risk-adjusted discount rate. The calculated fair value is compared to the carrying value to determine if any impairment exists.
If events or circumstances change, a determination is made by management to ascertain whether property and equipment and finite-lived intangibles have been impaired based on the sum of expected future undiscounted cash flows from operating activities. If the estimated undiscounted net cash flows are less than the carrying amount of such assets, an impairment loss is recognized in an amount necessary to write down the assets to fair value as determined from expected future discounted cash flows.
Management’s Estimates and Assumptions—In preparing the financial statements in accordance with accounting principles generally accepted in the United States of America, management must often make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and related disclosures at the date of the financial statements and during the reporting period. Some of those judgments can be subjective and complex. Consequently, actual results could differ from those estimates.
Recent Accounting Pronouncements
Comprehensive Income-In June 2011, the FASB issued an update to Topic 220, Comprehensive Income, which will supersede some of the guidance in Topic 220. This update requires companies to present comprehensive income in either one or two consecutive financial statements and eliminates the option under current accounting standards that permits the presentation of other comprehensive income in the statement of changes in equity. Subsequently in December 2011, the FASB issued an additional update to Topic 220 that defers certain disclosure requirements originally included in the June update. In particular, the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income has been deferred. Early adoption is permitted. The Company adopted the provisions of this new guidance in May 2012. The adoption of the new provisions did not have any impact on our financial condition or results of operations.
Goodwill Impairment Testing-In September 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-08, “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment” (“ASU 2011-08”). The new guidance is intended to simplify how entities test goodwill for impairment. It includes provisions that permit an entity to first assess qualitative factors in determining whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The changes to Topic 350 will be effective for the Company beginning June 1, 2012 and will be applied prospectively. The changes are not expected to have a material impact on the Company’s consolidated financial statements.

Basis of Presentation	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation.
The accompanying unaudited condensed consolidated financial statements include the accounts of Biomet, Inc. and its subsidiaries (individually and collectively with its subsidiaries referred to as “Biomet”, the “Company”, “we”, “us” or “our”). Biomet is a wholly owned subsidiary of LVB Acquisition, Inc. ("LVB" and "Parent"). LVB has no other operations beyond its ownership of Biomet. Intercompany accounts and transactions have been eliminated in consolidation.
The unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for condensed financial information, the instructions to Form 10-Q and Article 10 of Regulation S-X. As a result, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the financial condition, results of operations and cash flows for the periods presented have been included. Operating results for the three and nine months ended February 28, 2013 are not necessarily indicative of the results that may be expected for the fiscal year ending May 31, 2013. For further information, including the Company’s significant accounting policies, refer to the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended May 31, 2012 (the “2012 Form 10-K”).
The May 31, 2012 condensed consolidated balances have been derived from the audited financial statements included in the 2012 Form 10-K.
Recent Accounting Pronouncements
Goodwill Impairment Testing—In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-8, “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment” (“ASU 2011-8”). The new guidance is intended to simplify how entities test goodwill for impairment. It includes provisions that permit an entity to first assess qualitative factors in determining whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The changes to Topic 350 were effective for the Company beginning June 1, 2012. The adoption did not have a material impact on the Company’s consolidated financial statements.

Summary of Significant Accounting Policies and Nature of Operations.
The accompanying consolidated financial statements include the accounts of Biomet, Inc. and its subsidiaries (individually and collectively with its subsidiaries referred to as “Biomet”, the “Company”, “we”, “us”, or “our”). Biomet is a wholly-owned subsidiary of LVB Acquisition, Inc. (“LVB” or “Parent”). LVB has no other operations beyond its ownership of Biomet. Intercompany accounts and transactions have been eliminated in consolidation.
Transactions with the Sponsor Group
On December 18, 2006, Biomet, Inc. entered into an Agreement and Plan of Merger with LVB Acquisition, LLC, a Delaware limited liability company, which was subsequently converted to a corporation, LVB Acquisition, Inc., and LVB Acquisition Merger Sub, Inc., an Indiana corporation and a wholly-owned subsidiary of Parent (“Purchaser”), which agreement was amended and restated as of June 7, 2007 and which we refer to as the “Merger Agreement.” Pursuant to the Merger Agreement, on June 13, 2007, Purchaser commenced a cash tender offer (the “Offer”) to purchase all of Biomet, Inc.’s outstanding common shares, without par value (the “Shares”) at a price of $46.00 per Share (the “Offer Price”) without interest and less any required withholding taxes. The Offer was made pursuant to Purchaser’s offer to purchase dated June 13, 2007 and the related letter of transmittal, each of which was filed with the SEC on June 13, 2007. In connection with the Offer, Purchaser entered into a credit agreement dated as of July 11, 2007 for a $6,165.0 million senior secured term loan facility (the “Tender Facility”), maturing on June 6, 2008, and pursuant to which it borrowed approximately $4,181.0 million to finance a portion of the Offer and pay related fees and expenses. The Offer expired at midnight, New York City time, on July 11, 2007, with approximately 82% of the outstanding Shares having been tendered to Purchaser. At Biomet, Inc.’s special meeting of shareholders held on September 5, 2007, more than 91% of Biomet, Inc.’s shareholders voted to approve the proposed merger, and Parent acquired Biomet, Inc. on September 25, 2007 through a reverse subsidiary merger with Biomet, Inc. being the surviving company (the “Merger”). Subsequent to the acquisition, Biomet, Inc. became a subsidiary of Parent, which is controlled by LVB Acquisition Holding, LLC, or “Holding”, an entity controlled by a consortium of private equity funds affiliated with The Blackstone Group, Goldman, Sachs & Co., Kohlberg Kravis Roberts & Co., and TPG Global, LLC (each a “Sponsor” and collectively, the “Sponsors”), and certain investors who agreed to co-invest with the Sponsors (the “Co-Investors”). These transactions, including the Merger and the Company’s payment of any fees and expenses related to these transactions, are referred to collectively as the “Transactions.”
General—Biomet, Inc. is the wholly owned subsidiary of LVB. LVB has no other operations beyond its ownership of Biomet. The Company is one of the largest orthopedic medical device companies in the United States and worldwide with operations in over 50 locations throughout the world and distribution in approximately 90 countries. The Company designs, manufactures and markets a comprehensive range of both surgical and non-surgical products used primarily by orthopedic surgeons and other musculoskeletal medical specialists. For over 30 years, the Company has applied advanced engineering and manufacturing technology to the development of highly durable joint replacement systems.
Basis of Presentation—The accompanying consolidated financial statements include the accounts of Biomet and its subsidiaries (individually and collectively referred to as “Biomet” or the “Company”). The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.
Products—The Company operates in one reportable business segment, musculoskeletal products, which includes the design, manufacture and marketing of products in five major categories: Large Joint Reconstructive, Sports, Extremities, Trauma (“S.E.T.”), Spine & Bone Healing, Dental and Other Products. The Company has three geographic markets: United States, Europe and International.
Large Joint Reconstructive—Orthopedic reconstructive implants are used to replace joints that have deteriorated as a result of disease (principally osteoarthritis) or injury. Reconstructive joint surgery involves the modification of the area surrounding the affected joint and the implantation of one or more manufactured components, and may involve the use of bone cement. The Company’s large orthopedic reconstructive joints are knees and hips. The Company also produces bone cements and cement delivery systems.
S.E.T.—The Company manufactures and distributes a number of sports medicine products (used in minimally-invasive orthopedic surgical procedures). Extremity reconstructive implants are used to replace joints other than hips and knees that have deteriorated as a result of disease or injury. The Company’s key reconstructive joint in this product category is the shoulder, but it produces other joints as well. Trauma devices are used for setting and stabilizing bone fractures to support and/or augment the body’s natural healing process. Trauma products include internal fixation devices (such as nails, plates, screws, pins and wires designed to stabilize traumatic bone injuries) and external fixation devices (utilized to stabilize fractures when alternative methods of fixation are not suitable).
Spine & Bone Healing—The Company’s spine products include spinal fixation systems for cervical, thoracolumbar, deformity correction and spacer applications; implantable and non-invasive electrical stimulation devices for spinal applications; and osteobiologics, including bone substitute materials, as well as allograft services for spinal applications. Bone healing products include electrical stimulation devices used for trauma indications, offering implantable and non-invasive options to stimulate bone growth, as well as orthopedic support products (also referred to as bracing products).
Dental—Dental reconstructive devices and associated instrumentation are used for oral rehabilitation through the replacement of teeth and repair of hard and soft tissues. The Company also offers crown and bridge products.
Other—The Company manufactures and distributes a number of other products, including microfixation products, autologous therapies, operating room supplies, casting materials, general surgical instruments, wound care products and other surgical products.
Effect of Foreign Currency—Assets and liabilities of foreign subsidiaries are translated at rates of exchange in effect at the close of their calendar month end. Revenues and expenses are translated at the average exchange rates during the period. Translation gains and losses are accumulated within accumulated other comprehensive income (loss) as a separate component of shareholders’ equity. Foreign currency transaction gains and losses are included in other (income) expense.
Cash and Cash Equivalents—The Company considers all investments that are highly liquid at the date acquired and have original maturities of three months or less to be cash equivalents.
Investments—The Company invests the majority of its excess cash in money market funds. The Company also holds Greek bonds, time deposits, corporate securities, and common stocks. The Company accounts for its investments in equity securities in accordance with guidance issued by the Financial Accounting Standards Board (“FASB”), which requires certain securities to be categorized as trading, available-for-sale or held-to-maturity. The Company also accounts for its investments under guidance for fair value measurements, which establishes a framework for measuring fair value, clarifies the definition of fair value within that framework, and expands disclosures about fair value measurements. Available-for-sale securities are carried at fair value with unrealized gains and losses, net of tax, recorded within accumulated other comprehensive income (loss) as a separate component of shareholders’ equity. The Company has no held-to-maturity investments. Trading securities are carried at fair value with the realized gains and losses, recorded within other (income) expense. The cost of investment securities sold is determined by the specific identification method. Dividend and interest income are accrued as earned. The Company reviews its investments quarterly for declines in fair value that are other-than-temporary. Investments that have declined in market value that are determined to be other-than-temporary are charged to other (income) expense, by writing that investment down to fair value. Investments are classified as short-term for those expected to mature or be sold within twelve months and the remaining portion is classified in long-term investments.
Interest Rate Instruments—The Company uses interest rate swap agreements (cash flow hedges) in both U.S. dollars and euros as a means of fixing the interest rate on portions of its floating-rate debt instruments. As of May 31, 2012, the Company had swap liabilities of $76.2 million, which consisted of $36.0 million short-term, and $41.0 million long-term, partially offset by a $0.8 million credit valuation adjustment. As of May 31, 2011, the Company had swap liabilities of $96.8 million, which consisted of $62.6 million short-term, and $34.8 million long-term, partially offset by a $0.6 million credit valuation adjustment.
Other Comprehensive Income (Loss)—Other comprehensive income (loss) includes net loss, currency translation adjustments, certain derivative-related activity, changes in the value of available-for-sale investments, and changes in prior service cost from pension plans. The Company generally deems its foreign investments to be permanent in nature and does not provide for taxes on currency translation adjustments arising from translating the investment in a foreign currency to U.S. dollars. When the Company determines that a foreign investment is no longer permanent in nature, estimated taxes are provided for the related deferred tax liability (asset), if any, resulting from currency translation adjustments. As of May 31, 2012, foreign investments were all permanent in nature.
Concentrations of Credit Risk and Allowance for Doubtful Receivables—The Company provides credit, in the normal course of business, to hospitals, private and governmental institutions and healthcare agencies, insurance providers, dental practices and laboratories, and physicians. The Company maintains an allowance for doubtful receivables based on estimated collection rates and charges actual losses to the allowance when incurred. The determination of estimated collection rates requires management judgment.
Other Loss Contingencies—In accordance with guidance issued by the FASB for contingencies, the Company accrues anticipated costs of settlement, damages, and loss of product liability claims based on historical experience or to the extent specific losses are probable and estimable. If the estimate of a probable loss is in a range and no amount within the range is more likely, the Company accrues the minimum amount of the range. Such estimates and any subsequent changes in estimates may result in adjustments to the Company’s operating results in the future. The Company has self-insured reserves against product liability claims with insurance coverage above the retention limits. There are various other claims, lawsuits and disputes with third parties, investigations and pending actions involving various allegations against it. Product liability claims are routinely reviewed by the Company’s insurance carriers and management routinely reviews all claims for purposes of establishing ultimate loss estimates.
Revenue Recognition—The Company sells product through four principal channels: (1) direct to healthcare institutions, referred to as direct channel accounts, (2) through stocking distributors and healthcare dealers, (3) indirectly through insurance companies and (4) directly to dental practices and dental laboratories. Sales through the direct and distributor/dealer channels account for a majority of net sales. Through these channels, inventory is consigned to sales agents or customers so that products are available when needed for surgical procedures. Revenue is not recognized upon the placement of inventory into consignment as the Company retains title and maintains the inventory on the balance sheet; rather, it is recognized upon implantation and receipt of proper purchase order and/or purchase requisition documentation. Pricing for products is predetermined by contracts with customers, agents acting on behalf of customer groups or by government regulatory bodies, depending on the market. Price discounts under group purchasing contracts are linked to volume of implant purchases by customer healthcare institutions within a specified group. At negotiated thresholds within a contract buying period, price discounts may increase.
At certain locations, the Company records a contractual allowance that is offset against revenue for each sale to a non-contracted payor so that revenue is recorded at the estimated determinable price at the time of the sale. Those non-contracted payors and insurance companies in some cases do not have contracted rates for products sold, but may have pricing available for certain products through their respective web sites. The Company will invoice at its list price and establish the contractual allowance to estimate what the non-contracted payor will settle the claim for based on the information available as noted above. At certain locations, revenue is recognized on sales to stocking distributors, healthcare dealers, dental practices and dental laboratories when title to product passes to them, generally upon shipment. Certain subsidiaries allow customers to return product in the event that the Company terminates the relationship. Under those circumstances, the Company records an estimated sales return in the period in which constructive notice of termination is given to a distributor. Product returns were not significant for any period presented.
The Company also maintains a separate allowance for doubtful accounts for estimated losses based on its assessment of the collectability of specific customer accounts and the aging of the accounts receivable. The Company analyzes accounts receivable and historical bad debts, customer concentrations, customer solvency, current economic and geographic trends, and changes in customer payment terms and practices when evaluating the adequacy of its current and future allowance. In circumstances where the Company is aware of a specific customer’s inability to meet its financial obligations, a specific allowance for bad debt is estimated and recorded, which reduces the recognized receivable to the estimated amount the Company believes will ultimately be collected. The Company monitors and analyzes the accuracy of the allowance for doubtful accounts estimate by reviewing past collectability and adjusts it for future expectations to determine the adequacy of the Company’s current and future allowance. The Company’s reserve levels have generally been sufficient to cover credit losses.
Excess and Obsolete Inventory—In the Company’s industry, inventory is routinely placed at hospitals to provide the healthcare provider with the appropriate product when needed. Because product usage tends to follow a bell curve, larger and smaller sizes of inventory are provided, but infrequently used. In addition, the musculoskeletal market is highly competitive, with new products, raw materials and procedures being introduced continually, which may make those products currently on the market obsolete. The Company makes estimates regarding the future use of these products which are used to adjust inventory to the lower of cost or market. If actual product life cycles, product demand or market conditions are less favorable than those projected by management, additional inventory write-downs may be required which would affect future operating results.
Accounting for Shipping and Handling Revenue, Fees and Costs—The Company classifies amounts billed for shipping and handling as a component of net sales. The related shipping and handling fees and costs are included in cost of sales.
Research and Development—Research and development costs are charged to expense as incurred.
Income Taxes—There are inherent risks that could create uncertainties related to the Company’s income tax estimates. The Company adjusts estimates based on normal operating circumstances and conclusions related to tax audits. While the Company does not believe any audit finding could materially affect its financial position, there could be a material impact on its consolidated results of operations and cash flows of a given period.
The Company’s operations are subject to the tax laws, regulations and administrative practices of the United States, U.S. state jurisdictions and other countries in which it does business. The Company must make estimates and judgments in determining the provision for taxes for financial reporting purposes. These estimates and judgments occur in the calculation of tax credits, benefits, and deductions, and in the calculation of certain tax assets and liabilities that arise from differences in the timing of recognition of revenue and expense for tax and financial statement purposes, as well as the interest and penalties related to uncertain tax positions. Significant changes in these estimates may result in an increase or decrease to the Company’s tax provision in a subsequent period.
The calculation of the Company’s tax liabilities involves accounting for uncertainties in the application of complex tax regulations. The Company recognizes liabilities for uncertain tax benefits (“UTBs”) based on a two-step process. The Company recognizes the tax benefit from an UTB only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The amount of UTBs is measured as appropriate for changes in facts and circumstances, such as significant amendments to existing tax law, new regulations or interpretations by the taxing authorities, new information obtained during a tax examination, or resolution of an examination. The Company believes its estimates for UTBs are appropriate and sufficient for any assessments that may result from examinations of its tax returns. The Company recognizes both accrued interest and penalties, where appropriate, related to UTBs as a component of income tax expense.
Certain items are included in the Company’s tax return at different times than they are reflected in its financial statements. Such timing differences create deferred tax assets and liabilities. Deferred tax assets are generally items that can be used as a tax deduction or credit in the tax return in future years but for which the Company has already recorded the tax benefit in the financial statements. The Company has recorded valuation allowances against certain of its deferred tax assets, primarily those that have been generated from net operating losses and tax credit carryforwards in certain taxing jurisdictions. In evaluating whether the Company would more likely than not recover these deferred tax assets, it has not assumed any future taxable income or tax planning strategies in the jurisdictions associated with these carryforwards where history does not support such an assumption. Implementation of tax planning strategies to recover these deferred tax assets or future income generation in these jurisdictions could lead to the reversal of these valuation allowances and a reduction of income tax expense. Deferred tax liabilities are either: (i) a tax expense recognized in the financial statements for which payment has been deferred; or (ii) an expense for which the Company has already taken a deduction on the tax return, but have not yet recognized the expense in the financial statements.
The Company has not historically provided for U.S. or additional foreign taxes on the excess of the amount of financial reporting over the tax basis of investments in non-U.S. subsidiaries. A company is not required to recognize a deferred tax liability for the outside basis difference of an investment in a non-U.S. subsidiary or a non-U.S. corporate joint venture that is essentially permanent in duration, unless it becomes apparent that such difference will reverse in the foreseeable future. The excess of financial reporting basis over tax basis of investments in non-U.S. subsidiaries is primarily attributable to the financial restatement of the carrying amount of these investments due to the Merger, adjusted for subsequent accumulation of earnings and losses. It is the Company’s practice and intention to continue to permanently reinvest a substantial portion of the reported earnings of its non-U.S. subsidiaries in non-U.S. operations. Currently, there are no plans to divest any of the Company’s investments in non-U.S. subsidiaries. It is not practicable to estimate the amount of deferred tax liability related to excess of financial reporting basis over tax basis in these non-U.S. subsidiaries. The Company’s non-U.S. subsidiaries have not accumulated positive reported earnings subsequent to the Merger. However, to the extent it is determined that any amounts of excess cash will be repatriated, the Company will record a deferred tax liability reflecting the estimated amount of tax that will be payable due to such repatriation. If future events, including material changes in estimates of cash, working capital and long-term investment requirements necessitate repatriation of portions of the earnings currently treated as permanently reinvested, under current tax laws an additional tax provision may be required which could have a material effect on our financial results.
Goodwill and Other Intangible Assets—The Company operates in one reportable segment and evaluates goodwill for impairment at the reporting unit level. Effective September 1, 2011, in connection with the Company’s global reorganization, the Company made changes to its reporting unit structure. The reorganization eliminated three reporting units (U.S. Orthopedics, Sports Medicine and Biologics) and established a new reporting unit (U.S. Reconstructive). The Company formerly had eight, and now has six, identified reporting units for the purpose of testing goodwill for impairment. The reporting units are based on the Company’s current administrative organizational structure and the availability of discrete financial information.
The Company tests its goodwill and indefinite lived intangible asset balances as of March 31 of each fiscal year for impairment. The Company tests these balances more frequently if indicators are present or changes in circumstances suggest that impairment may exist. In performing the test on goodwill, the Company utilizes the two-step approach prescribed under guidance issued by the FASB for goodwill and other intangible assets. The first step under this guidance requires a comparison of the carrying value of the reporting units, of which the Company has identified six in total, to the fair value of these units. The Company generally uses the income approach to determine the fair value of each reporting unit. This approach calculates fair value by estimating the after-tax cash flows attributable to a reporting unit and then discounting these after-tax cash flows to a present value using a risk-adjusted discount rate. To derive the carrying value of the Company’s reporting units, the Company assigns assets and liabilities, including goodwill, to the reporting units. These would include corporate assets, which relate to a reporting unit’s operations, and would be considered in determining fair value. The Company allocates assets and liabilities not directly related to a specific reporting unit, but from which the reporting unit benefits, based primarily on the respective revenue contribution of each reporting unit. If the carrying value of a reporting unit exceeds its fair value, the Company performs the second step of the goodwill impairment test to measure the amount of impairment loss, if any.
The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill to its carrying value. If the Company is unable to complete the second step of the test prior to the issuance of its financial statements and an impairment loss is probable and could be reasonably estimated, the Company recognizes its best estimate of the loss in its current period financial statements and discloses that amount as an estimate. The Company then recognizes any adjustment to that estimate in subsequent reporting periods, once the Company has finalized the second step of the impairment test.
The Company determines the fair value of intangible assets using an income based approach to determine the fair value. The approach calculates fair value by estimating the after-tax cash flows attributable to the asset and then discounting these after-tax cash flows to a present value using a risk-adjusted discount rate. The calculated fair value is compared to the carrying value to determine if any impairment exists.
If events or circumstances change, a determination is made by management to ascertain whether property and equipment and finite-lived intangibles have been impaired based on the sum of expected future undiscounted cash flows from operating activities. If the estimated undiscounted net cash flows are less than the carrying amount of such assets, an impairment loss is recognized in an amount necessary to write down the assets to fair value as determined from expected future discounted cash flows.
Management’s Estimates and Assumptions—In preparing the financial statements in accordance with accounting principles generally accepted in the United States of America, management must often make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and related disclosures at the date of the financial statements and during the reporting period. Some of those judgments can be subjective and complex. Consequently, actual results could differ from those estimates.
Recent Accounting Pronouncements
Comprehensive Income-In June 2011, the FASB issued an update to Topic 220, Comprehensive Income, which will supersede some of the guidance in Topic 220. This update requires companies to present comprehensive income in either one or two consecutive financial statements and eliminates the option under current accounting standards that permits the presentation of other comprehensive income in the statement of changes in equity. Subsequently in December 2011, the FASB issued an additional update to Topic 220 that defers certain disclosure requirements originally included in the June update. In particular, the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income has been deferred. Early adoption is permitted. The Company adopted the provisions of this new guidance in May 2012. The adoption of the new provisions did not have any impact on our financial condition or results of operations.
Goodwill Impairment Testing-In September 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-08, “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment” (“ASU 2011-08”). The new guidance is intended to simplify how entities test goodwill for impairment. It includes provisions that permit an entity to first assess qualitative factors in determining whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The changes to Topic 350 will be effective for the Company beginning June 1, 2012 and will be applied prospectively. The changes are not expected to have a material impact on the Company’s consolidated financial statements.

Acquisition	9 Months Ended
Feb. 28, 2013
Business Combinations [Abstract]
Acquisition
Acquisition.
Trauma Acquisition
On May 24, 2012, DePuy Orthopaedics, Inc. accepted the Company’s binding offer to purchase certain assets representing substantially all of DePuy’s worldwide trauma business (the “Trauma Acquisition”), which involves researching, developing, manufacturing, marketing, distributing and selling products to treat certain bone fractures or deformities in the human body, including certain intellectual property assets, and to assume certain liabilities, for approximately $280.0 million in cash. The Company acquired the DePuy worldwide trauma business to strengthen its trauma business and to continue to build a stronger presence in the global trauma market. On June 15, 2012, the Company announced the initial closing of the transaction. During the first and second quarters of fiscal year 2013, subsequent closings in various foreign countries occurred on a staggered basis, with the final closing occurring on December 7, 2012.
The Trauma Acquisition net sales for the three and nine months ended February 28, 2013 were $59.4 million and $150.9 million, respectively.
The acquisition has been accounted for as a business combination. The preliminary purchase price was allocated to the acquired assets and liabilities based on the estimated fair value of the acquired assets at the date of acquisition. As of February 28, 2013, the Company recorded a preliminary allocation of the purchase price to acquired tangible and identifiable intangible assets and liabilities assumed based on their fair value at the initial acquisition date. The Company is in the process of obtaining valuations of certain tangible and intangible assets and determining certain employee liabilities. The Company expects to complete the purchase price allocation in fiscal year 2013 after all valuations have been finalized.

The preliminary purchase price allocation at February 28, 2013 consisted of the following:

(in millions)	February 28, 2013
Inventory	$98.9
Prepaid expenses and other	2.1
Instruments	29.2
Other property, plant and equipment	23.3
Liabilities assumed	(4.0)
Intangible assets	70.0
Goodwill	60.5
Preliminary purchase price	$280.0

The asset purchase agreement contains a provision requiring an adjustment to the purchase price if the amount of delivered inventory and/or instruments is more or less than the target amount of these items. No adjustments to the purchase price pursuant to this provision has been made. The results of operations of the business have been included subsequent to the respective country closing dates in the accompanying condensed consolidated financial statements. Acquisition-related costs for the three and nine months ended February 28, 2013 were $1.1 million and $10.3 million, respectively, and are recorded in cost of sales and selling, general and administrative expenses. The Company does not expect the goodwill value to be tax deductible.
The pro forma information required under Accounting Standards Codification 805 is impracticable to include due to different fiscal year ends and individual country closings.

Inventories	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories.
Inventories are stated at the lower of cost or market, with cost determined under the first-in, first-out method. The Company reviews inventory on hand and writes down excess and slow-moving inventory based on an assessment of future demand and historical experience. Inventories consisted of the following:

(in millions)	February 28, 2013	May 31, 2012
Raw materials	$81.9	$78.3
Work-in-process	48.1	42.4
Finished goods	513.3	422.5
Inventories, net	$643.3	$543.2

Inventories.
Inventories are stated at the lower of cost or market, with cost determined under the first-in, first-out method. The Company reviews inventory on hand and writes down excess and slow-moving inventory based on an assessment of future demand and historical experience. Inventories consisted of the following:

(in millions)	May 31, 2012	May 31, 2011
Raw materials	$78.3	$85.0
Work-in-process	42.4	44.8
Finished goods	422.5	452.7
Inventories	$543.2	$582.5

Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment.
Property, plant and equipment are carried at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the asset. Depreciation of instruments is included within cost of sales. Related maintenance and repairs are expensed as incurred.
The Company reviews property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss would be recognized when estimated undiscounted future cash flows relating to the asset, or asset group, are less than its carrying value, with the amount of the loss equal to the excess of carrying value of the asset, or asset group, over the estimated fair value.
Useful lives by major product category consisted of the following:

Useful life
Land improvements	20 years
Buildings and leasehold improvements	30 years
Machinery and equipment	5-10 years
Instruments	4 years

Property, plant and equipment consisted of the following:

(in millions)	February 28, 2013	May 31, 2012
Land and land improvements	$40.8	$40.2
Buildings and leasehold improvements	102.1	89.9
Machinery and equipment	390.4	342.3
Instruments	780.5	633.3
Construction in progress	35.9	29.1
Total property, plant and equipment	1,349.7	1,134.8
Accumulated depreciation	(670.3)	(541.2)
Total property, plant and equipment, net	$679.4	$593.6

Property, Plant and Equipment
Property, plant and equipment are carried at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life. Depreciation of instruments is included within cost of sales. Related maintenance and repairs are expensed as incurred.
The Company reviews property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss would be recognized when estimated undiscounted future cash flows relating to the asset, or asset group, are less than its carrying value, with the amount of the loss equal to the excess of carrying value of the asset, or asset group, over the estimated fair value.
Useful lives by major product category consisted of the following:

Useful life
Land improvements	20 years
Buildings and leasehold improvements	30 years
Machinery and equipment	5-10 years
Instruments	4 years

Property, plant and equipment consisted of the following:

(in millions)	May 31, 2012	May 31, 2011
Land and land improvements	$40.2	$43.5
Buildings and leasehold improvements	89.9	110.9
Machinery and equipment	342.3	328.6
Instruments	633.3	573.0
Construction in progress	29.1	30.8
Total property, plant and equipment	1,134.8	1,086.8
Accumulated depreciation	(541.2)	(448.4)
Total property, plant and equipment, net	$593.6	$638.4

The Company recorded a property, plant and equipment impairment charge of $17.0 million during the year ended May 31, 2011, relating to an administrative, manufacturing and distribution facility located in Parsippany, New Jersey. The amount of impairment charge recorded within cost of sales and selling, general and administrative expense was $6.5 million and $10.5 million, respectively. The impairment charge reflects the Company’s change in intended use of this facility.

Investments	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments
Investments.
At February 28, 2013, the Company’s investment securities were classified as follows:

	Amortized	Unrealized		Fair
(in millions)	Cost	Gains	Losses	Value
Available-for-sale:
Equity securities	$0.2	$0.1	$—	$0.3
Time deposit	15.9	0.1	—	16.0
Greek bonds	1.1	3.8	—	4.9
Total available-for-sale investments	$17.2	$4.0	$—	$21.2

	Amortized	Realized		Fair
	Cost	Gains	Losses	Value
Trading:
Equity securities	$0.8	$0.1	$—	$0.9
Total trading investments	$0.8	$0.1	$—	$0.9
At May 31, 2012, the Company’s investment securities were classified as follows:

	Amortized	Unrealized		Fair
(in millions)	Cost	Gains	Losses	Value
Available-for-sale:
Equity securities	$0.4	$—	$(0.2)	$0.2
Time deposit	9.5	—	—	9.5
Greek bonds	6.3	—	—	6.3
Total available-for-sale investments	$16.2	$—	$(0.2)	$16.0

	Amortized	Realized		Fair
	Cost	Gains	Losses	Value
Trading:
Equity securities	$0.4	$—	$—	$0.4
Total trading investments	$0.4	$—	$—	$0.4

The Company recorded proceeds on the sales/maturities of investments of $5.5 million for the three and nine months ended February 28, 2013 and $8.3 million and $42.0 million for the three and nine months ended February 29, 2012, respectively. The Company purchased investments of $6.4 million during the nine months ended February 28, 2013 and $0.1 million and $0.3 million for the three and nine months ended February 29, 2012, with no purchases during the three months ended February 28, 2013.
The Company holds Greek bonds which are designated as available-for-sale securities. The bonds have maturities ranging from 1 to 30 years. As of February 28, 2013, the face value of the bonds was $11.2 million. The Company recorded realized losses of $2.8 million and $19.3 million on the Greek bonds related to other-than-temporary impairment for the three and nine months ended February 29, 2012, respectively, which is included in other (income) expense. There was no other-than-temporary impairment for the three and nine months ended February 28, 2013 as fair value was higher than cost.

Investments.
At May 31, 2012, the Company’s investment securities were classified as follows:

		Unrealized
(in millions)	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale:
Equity securities	$0.4	$—	$(0.2)	$0.2
Time deposit	9.5	—	—	9.5
Greek bonds	6.3	—	—	6.3
Total available-for-sale investments	$16.2	$—	$(0.2)	$16.0

		Realized
(in millions)	Amortized Cost	Gains	Losses	Fair Value
Trading:
Equity securities	$0.4	$—	$—	$0.4
Total trading investments	$0.4	$—	$—	$0.4

At May 31, 2011, the Company’s investment securities were classified as follows:

		Unrealized
(in millions)	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale:
Equity securities	$0.5	$0.1	$(0.2)	$0.4
Money market funds	9.5	—	—	9.5
Time deposit	33.1	—	—	33.1
Greek bonds	35.6	—	(4.5)	31.1
Other investments	0.3	—	—	0.3
Total available-for-sale investments	$79.0	$0.1	$(4.7)	$74.4

		Realized
(in millions)	Amortized Cost	Gains	Losses	Fair Value
Trading:
Equity securities	$0.1	$—	$—	$0.1
Total trading investments	$0.1	$—	$—	$0.1

The Company recorded proceeds on the sales/maturities of investments of $42.1 million, $59.3 million and $24.9 million for the years ended May 31, 2012, 2011 and 2010, respectively. The Company recorded realized gains of $2.0 million, $4.9 million and $4.3 million for the years ended May 31, 2012, 2011 and 2010, respectively, which was included in other (income) expense.
The Company received $45.5 million face value zero coupon bonds in December 2010 from the Greek government as payment for an outstanding accounts receivable balance from calendar years 2007-2009 related to certain government sponsored institutions in a non-cash transaction. Upon receipt, the bonds had a fair value of $33.8 million, with maturity dates of one to three years. The bonds are designated as available-for-sale securities. The Company recorded realized losses of $20.1 million on the Greek bonds related to other-than-temporary impairment for the year ended May 31, 2012, which is included in other (income) expense with no other-than-temporary impairment recorded for the year ended May 31, 2011. The one year bonds matured in December 2011 and the Company received the full par value of approximately $8.4 million. On March 9, 2012 the Greek government finalized the private sector involvement in the Greek debt restructuring. All holders of Greek government bonds were required to exchange the existing bonds to new bonds. The new bonds have maturities ranging from 1 to 30 years. At May 31, 2012 the face value of the bonds was $15.7 million.
The Company reviews impairments to investment securities quarterly to determine if the impairment is “temporary” or “other-than-temporary.” The Company reviews several factors to determine whether losses are other-than-temporary, including but not limited to (1) the length of time each security was in an unrealized loss position, (2) the extent to which fair value was less than cost, (3) the financial condition and near-term prospects of the issuer, and (4) the Company’s intent and ability to hold each security for a period of time sufficient to allow for any anticipated recovery in fair value.
The Company offered a new deferred compensation plan as of January 1, 2011. The investments held by the Company mirror the investment selections of the participants. The investments are held in various equity securities and are considered trading with the realized gain and realized loss being recorded through other (income) expense.
Investment income on available-for-sale securities (included in other (income) expense) consists of the following:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Interest income	$0.4	$0.6	$0.3
Dividend income	0.2	0.1	0.1
Net realized gains	2.0	2.6	4.3
Total investment income	$2.6	$3.3	$4.7

Goodwill and Other Intangible Assets	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets.
The balance of goodwill as of February 28, 2013 and May 31, 2012 was $3,927.5 million and $4,114.4 million, respectively. The change in goodwill is primarily related to the impairment charge described below and foreign currency fluctuations partially offset by the goodwill recorded related to the Trauma Acquisition, which is described in Note 2 – Acquisition.
The Company operates in one reportable segment and evaluates goodwill for impairment at the reporting unit level. The reporting units are based on the Company's current administrative organizational structure and the availability of discrete financial information.
During the third quarter of fiscal year 2013, the Company recorded a $334.1 million goodwill and definite and indefinite-lived intangible assets impairment charge related to its Dental Reconstructive reporting unit, primarily due to declining industry market growth rates in certain European and Asia Pacific markets and corresponding unfavorable margin trends.
The impairment charge was a result of the finalization of our preliminary impairment work as of November 30, 2012.

The Company used the income approach, specifically the discounted cash flow method, to determine the fair value of the Dental Reconstructive reporting unit and the associated amount of the impairment charges. This approach calculates fair value by estimating the after-tax cash flows attributable to a reporting unit and then discounting these after-tax cash flows to a present value using a risk-adjusted discount rate. This methodology is consistent with how the Company estimates the fair value of its reporting units during its annual goodwill and indefinite lived intangible asset impairment tests. In applying the income approach to calculate the fair value of the Dental Reconstructive reporting unit, the Company used assumptions about future revenue contributions and cost structures. The application of the income approach for both goodwill and intangibles requires judgment in determining a risk-adjusted discount rate at the reporting unit level. The Company based this determination on estimates of the weighted-average costs of capital of market participants. The Company performed a peer company analysis and considered the industry weighted-average return on debt and equity from a market participant perspective.
To calculate the amount of the impairment charge related to the Dental Reconstructive reporting unit, the Company allocated the reporting unit's fair value to all of its assets and liabilities, including certain unrecognized intangible assets, in order to determine the implied fair value of goodwill. This allocation process required judgment and the use of additional valuation assumptions in deriving the individual fair values of the Company's Dental Reconstructive reporting unit's assets and liabilities as if the reporting units had been acquired in a business combination.
The Company determined the fair value of intangible assets using an income based approach to determine the fair value. The approach calculated the fair value by estimating the after-tax cash flows attributable to the asset and then discounting these after-tax cash flows to a present value using a risk-adjusted discount rate. The calculated fair value was compared to the carrying value to determine if any impairment existed.
The Company performs its annual assessment for impairment as of March 31 for all reporting units, or on an interim basis if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The estimates and assumptions underlying the fair value calculations used in the Company’s annual impairment tests are uncertain by their nature and can vary significantly from actual results. Factors that management must estimate include, but are not limited to, industry and market conditions, sales volume and pricing, raw material costs, capital expenditures, working capital changes, cost of capital, and tax rates. These factors are especially difficult to predict when global financial markets are volatile. The estimates and assumptions used in its impairment tests are consistent with those the Company uses in its internal planning. These estimates and assumptions may change from period to period. If the Company uses different estimates and assumptions in the future, impairment charges may occur and could be material.
The Company has identified a total of four reporting units with a material amount of goodwill that are at a higher risk of potential failure of step one of the goodwill impairment test in the future. These reporting units include its U.S. Reconstructive reporting unit ($2,973.4 million of goodwill), its International reporting unit ($523.5 million of goodwill), its dental reconstructive reporting unit ($66.3 million of goodwill) and its Europe reporting unit ($299.4 million). The level of excess fair value over carrying value for these higher risk reporting units were each less than 10% for the latest step one impairment test.
The Company uses an accelerated method for amortizing customer relationship intangibles, as the value for those relationships is greater at the beginning of their life. The accelerated method was calculated using historical customer attrition rates. The remaining finite-lived intangibles are amortized on a straight line basis. The decrease in the net intangible asset balance is primarily due to the impairment charge described below and amortization, partially offset by the intangibles recorded related to the Trauma Acquisition, which is described in Note 2 – Acquisition.

The following table summarizes the changes in the carrying amount of goodwill:

(in millions)	February 28, 2013

Beginning of period	$4,114.4
Goodwill acquired	62.0
Currency translation	(15.9)
Impairment charge	(233.0)
End of Period	$3,927.5

Intangible assets consisted of the following at February 28, 2013 and May 31, 2012:

(in millions)	February 28, 2013
	Gross		New			Net
	Carrying	Impairment	Carrying	Accumulated	Impairment	Carrying
	Amount	Charge	Amount	Amortization	Charge	Amount
Core technology	$1,699.9	$(39.0)	$1,660.9	$(451.2)	$4.1	$1,213.8
Completed technology	604.2	(55.2)	549.0	(240.7)	36.7	345.0
Product trade names	192.5	—	192.5	(61.3)	—	131.2
Customer relationships	2,387.5	(46.1)	2,341.4	(786.1)	9.9	1,565.2
Non-compete contracts	4.6	—	4.6	(3.8)	—	0.8
Sub-total	4,888.7	(140.3)	4,748.4	(1,543.1)	50.7	3,256.0
Corporate trade names	312.2	(11.5)	300.7	—	—	300.7
Currency translation	127.3	—	127.3	(21.6)	—	105.7
Total	$5,328.2	$(151.8)	$5,176.4	$(1,564.7)	$50.7	$3,662.4

(in millions)	May 31, 2012
	Gross		New			Net
	Carrying	Impairment	Carrying	Accumulated	Impairment	Carrying
	Amount	Charge	Amount	Amortization	Charge	Amount
Core technology	$1,856.1	$(185.7)	$1,670.4	$(457.7)	$74.3	$1,287.0
Completed technology	594.2	—	594.2	(206.7)	—	387.5
Product trade names	184.5	—	184.5	(52.6)	—	131.9
Customer relationships	2,666.1	(306.8)	2,359.3	(859.3)	191.6	1,691.6
Non-compete contracts	4.6	—	4.6	(3.1)	—	1.5
Sub-total	5,305.5	(492.5)	4,813.0	(1,579.4)	265.9	3,499.5
Corporate trade names	323.5	(11.3)	312.2	—	—	312.2
Currency translation	147.2	—	147.2	(28.5)	—	118.7
Total	$5,776.2	$(503.8)	$5,272.4	$(1,607.9)	$265.9	$3,930.4

The weighted average useful life of the intangibles at February 28, 2013 is as follows:

Weighted Average Useful Life
Core technology	16 years
Completed technology	10 years
Product trade names	14 years
Customer relationships	15 years
Non-compete contracts	2 years
Corporate trade names	Indefinite life

Expected amortization expense for the intangible assets stated above for the years ending May 31, 2013 through 2017 is $303.8 million, $287.0 million, $270.0 million, $262.0 million, and $257.5 million, respectively.

Goodwill and Other Intangible Assets.
The Company operates in one reportable segment and evaluates goodwill for impairment at the reporting unit level. Effective September 1, 2011, in connection with the Company’s global reorganization, the Company made changes to its reporting unit structure. The reorganization eliminated three reporting units (U.S. Orthopedics, Sports Medicine and Biologics) and established a new reporting unit (U.S. Reconstructive). The Company formerly had eight, and now has six, identified reporting units for the purpose of testing goodwill for impairment. The reporting units are based on the Company’s current administrative organizational structure and the availability of discrete financial information.
During the fourth quarter of fiscal year 2012, the Company recorded a $529.8 million goodwill and definite and indefinite-lived intangible asset impairment charge primarily associated with its spine & bone healing and dental reconstructive reporting units. As of February 29, 2012, the Company concluded that certain indicators were present that suggested impairment may exist for its dental reconstructive reporting unit’s goodwill and intangible assets. The indicators of impairment in the Company’s dental reconstructive reporting unit included evidence of declining industry market growth rates in certain European and Asia Pacific markets and unfavorable margin trends resulting from change in product mix. The impact of these recent items resulted in management initiating an interim preliminary impairment test as of February 29, 2012. However, the preliminary result of this interim test of impairment for the dental reconstructive reporting unit’s goodwill and intangibles was inconclusive during the third quarter of fiscal year 2012. The Company finalized the impairment test during the fourth quarter of fiscal year 2012. During the annual impairment test, described below, the Company’s spine and bone healing reporting unit failed step one. The indicators were primarily due to growth rate declines as compared to prior assumptions.
During the fourth quarter of fiscal year 2011, the Company recorded a $941.4 million goodwill and definite and indefinite-lived intangible asset impairment charge primarily associated with its Europe reporting unit. As of February 28, 2011, the Company concluded that certain indicators were present that suggested impairment may exist for its Europe reporting unit’s goodwill and intangibles. The indicators of potential impairment in the Company’s Europe reporting unit included:

•	recent reductions in revenue growth rates for the reporting unit’s knee and hip products;

•	recent market pressure resulting in reduced average selling prices of the reporting unit’s products;

•	evidence of declining industry market growth rates for many countries; and

•	certain European governments actively pursuing healthcare spend restructuring programs.
The impact of these recent items resulted in management initiating an interim preliminary impairment test as of February 28, 2011. However, the preliminary result of this interim test of impairment for the Europe reporting unit’s goodwill and intangibles was inconclusive during the third quarter of fiscal year 2011. The Company finalized the impairment tests during the fourth quarter of fiscal year 2011.
The Company used only the income approach, specifically the discounted cash flow method, to determine the fair value of the dental reconstructive, spine & bone healing and Europe reporting units and the associated amount of the impairment charges. This approach calculates fair value by estimating the after-tax cash flows attributable to a reporting unit and then discounting these after-tax cash flows to a present value using a risk-adjusted discount rate. This methodology is consistent with how the Company estimates the fair value of its reporting units during its annual goodwill and indefinite lived intangible asset impairment tests. In applying the income approach to calculate the fair value of the dental reconstructive, spine & bone healing and Europe reporting units, the Company used assumptions about future revenue contributions and cost structures. In addition, the application of the income approach for both goodwill and intangibles requires judgment in determining a risk-adjusted discount rate at the reporting unit level. The Company based this determination on estimates of the weighted-average costs of capital of market participants. The Company performed a peer company analysis and considered the industry the weighted-average return on debt and equity from a market participant perspective.
To calculate the amount of the impairment charge related to the dental reconstructive, spine & bone healing and Europe reporting units, the Company allocated the reporting unit’s fair value to all of its assets and liabilities, including certain unrecognized intangible assets, in order to determine the implied fair value of goodwill. This allocation process required judgment and the use of additional valuation assumptions in deriving the individual fair values of the Company’s dental reconstructive, spine & bone healing and Europe reporting unit’s assets and liabilities as if the reporting units had been acquired in a business combination.
The Company determines the fair value of intangible assets using an income based approach to determine the fair value. The approach calculates fair value by estimating the after-tax cash flows attributable to the asset and then discounting these after-tax cash flows to a present value using a risk-adjusted discount rate. The calculated fair value is compared to the carrying value to determine if any impairment exists.
The Company also performed its annual assessment for impairment as of March 31, 2012 for all six reporting units. The Company utilized discount rates ranging from 9.2% to 13.5%. Based on the discount rate used in its most recent test for impairment, if the discount rate increased by 1% the fair value of the consolidated company could be lower by approximately $1.3 billion and a decrease in the discount rate of 1% results in an increase in fair value of $1.8 billion. The step one test also includes assumptions derived from competitor market capitalization and beta values as well as the twenty year Treasury bill rate as of March 31, 2012. The only reporting unit that failed step one and was required to complete a step two analysis was the spine & bone healing reporting unit.
The Company tested goodwill of these two reporting units with a carrying value of $597.1 million and under step two recorded an impairment charge of $291.9 million. The implied fair value of the goodwill of these two reporting units was $305.2 million. The Company tested definite-lived intangibles that failed step 1 with a carrying value of $432.4 million and under step two recorded an impairment charge of $229.8 million as the fair value of these definite-lived intangible assets was $202.6 million. The Company tested indefinite-lived intangibles with a carrying value of $75.1 million and under step two took an impairment charge of $8.1 million as the fair value of these indefinite-lived assets was $67.0 million. All of these fair values would be classified as Level 3 in the fair value hierarchy.
The estimates and assumptions underlying the fair value calculations used in the Company’s annual impairment tests are uncertain by their nature and can vary significantly from actual results. Factors that management must estimate include, but are not limited to, industry and market conditions, sales volume and pricing, raw material costs, capital expenditures, working capital changes, cost of capital, royalty rates and tax rates. These factors are especially difficult to predict when global financial markets are volatile. The estimates and assumptions used in its impairment tests are consistent with those the Company use in its internal planning. These estimates and assumptions may change from period to period. If the Company uses different estimates and assumptions in the future, future impairment charges may occur and could be material.
The Company has identified a total of four reporting units with a material amount of goodwill that are at a higher risk of potential failure of step one of the goodwill impairment test in the future. These reporting units include its U.S. Reconstructive reporting unit ($2,971.9 million of goodwill), its International reporting unit ($555.5 million of goodwill), its dental reconstructive reporting unit ($298.6 million of goodwill) and its Europe reporting unit ($223.0 million). The level of excess fair value over carrying value for these higher risk reporting units were each less than 10% for the latest step one impairment test.
The Company uses an accelerated method for amortizing customer relationship intangibles as the value for those relationships is greater at the beginning of their life. The decrease in the net intangible asset balance during fiscal year 2012 is primarily due to the impairment charge, amortization and the weakening of the euro against the U.S. dollar.
The following tables summarize the changes in the carrying amount of goodwill:

(in millions)	May 31, 2012	May 31, 2011	May 31, 2010
Beginning of period	$4,470.1	$4,707.5	$4,780.5
Goodwill acquired	—	—	—
Currency translation	(63.8)	185.4	(73.0)
Impairment charge	(291.9)	(422.8)	—
End of period	$4,114.4	$4,470.1	$4,707.5

(in millions)	May 31, 2012	May 31, 2011	May 31, 2010
Gross carrying amount	$5,324.7	$5,388.5	$5,203.1
Accumulated impairment losses	(1,210.3)	(918.4)	(495.6)
Net carrying amount	$4,114.4	$4,470.1	$4,707.5

Intangible assets consist of the following at May 31, 2012 and 2011:

	May 31, 2012
(in millions)	Gross Carrying Amount	Impairment Charge	New Carrying Amount	Accumulated Amortization	Impairment Charge	Net Carrying Amount
Core technology	$1,856.1	$(185.7)	$1,670.4	$(457.7)	$74.3	$1,287.0
Completed technology	594.2	—	594.2	(206.7)	—	387.5
Product trade names	184.5	—	184.5	(52.6)	—	131.9
Customer relationships	2,666.1	(306.8)	2,359.3	(859.3)	191.6	1,691.6
Non-compete contracts	4.6	—	4.6	(3.1)	—	1.5
Sub-total	5,305.5	(492.5)	4,813.0	(1,579.4)	265.9	3,499.5
Corporate trade names	323.5	(11.3)	312.2	—	—	312.2
Currency translation	147.2	—	147.2	(28.5)	—	118.7
Total	$5,776.2	$(503.8)	$5,272.4	$(1,607.9)	$265.9	$3,930.4

	May 31, 2011
(in millions)	Gross Carrying Amount	Impairment Charge	New Carrying Amount	Accumulated Amortization	Impairment Charge	Net Carrying Amount
Core technology	$2,092.6	$(243.1)	$1,849.5	$(416.9)	$53.4	$1,486.0
Completed technology	664.9	(70.7)	594.2	(183.9)	21.8	432.1
Product trade names	183.7	—	183.7	(41.0)	—	142.7
Customer relationships	2,944.6	(300.4)	2,644.2	(778.5)	94.5	1,960.2
Non-compete contracts	4.6	—	4.6	(2.1)	—	2.5
Sub-total	5,890.4	(614.2)	5,276.2	(1,422.4)	169.7	4,023.5
Corporate trade names	397.6	(74.1)	323.5	—	—	323.5
Currency translation	232.4	—	232.4	(45.0)	—	187.4
Total	$6,520.4	$(688.3)	$5,832.1	$(1,467.4)	$169.7	$4,534.4

The weighted average useful life of the intangibles at May 31, 2012 is as follows:

Weighted Average Useful Life
Core technology	17 Years
Completed technology	11 Years
Product trade names	15 Years
Customer relationships	16 Years
Non-compete contracts	3 Years
Corporate trade names	Indefinite life

Expected amortization expense, for the intangible assets stated above, for the years ending May 31, 2013 through 2017 is $305.4 million, $295.1 million, $277.4 million, $268.9 million, and $263.7 million, respectively.
DePuy Trauma Acquisition
On May 24, 2012, DePuy Orthopaedics, Inc. accepted the Company’s binding offer to purchase certain assets representing substantially all of DePuy’s worldwide trauma business, which involves researching, developing, manufacturing, marketing, distributing and selling products to treat certain bone fractures or deformities in the human body, including certain intellectual property assets, and to assume certain liabilities, for approximately $280.0 million in cash. The Company acquired the DePuy worldwide trauma business to strengthen its trauma business and to continue to build a stronger presence in the global trauma market.
On June 15, 2012, the Company announced the initial closing of the transaction, acquiring DePuy’s trauma operations in the U.S., the United Kingdom, Australia, New Zealand and Japan, as well as DePuy’s trauma manufacturing operations in Le Locle, Switzerland. On July 13, 2012, the Company closed in Belgium, France, Germany, Luxembourg, The Netherlands, Portugal, South Africa, Spain (except for 5 hospitals which will be transferred subsequently) and the Switzerland non-manufacturing unit. Subsequent closings for the remaining countries will occur on a staggered basis and, in general, are expected to be completed within six months of the initial closing. DePuy affiliates will serve as the Company’s interim distributors in these countries until these operations are fully transitioned to the Company.
The pro forma information required under Accounting Standards Codification 805 is impracticable to include due to different fiscal year ends. The carve out financial statements are not aligned to Biomet’s May 31, 2012 fiscal year end and the complexity of the sales information makes the information unavailable.

Debt	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Debt Disclosure [Abstract]
Debt
Debt.
The terms and carrying value of each debt instrument at February 28, 2013 and May 31, 2012 are set forth below:

(U.S. dollars and euros in millions)	Maturity Date	Interest Rate	Currency	February 28, 2013	May 31, 2012
Debt Instruments
European facilities	No Maturity Date	Interest Free	EUR	€2.0	€2.8
				$2.6	$3.5
Term loan facility	March 25, 2015	LIBOR + 3.00%	USD	$104.6	$2,234.7
Term loan facility	July 25, 2017	LIBOR + 3.75%	USD	$2,122.1	$—
Term loan facility	March 25, 2015	LIBOR + 3.00%	EUR	€168.2	€835.6
				$220.1	$1,039.6
Term loan facility	July 25, 2017	LIBOR + 4.00%	EUR	€661.0	€—
				$864.9	$—
Cash flow revolving credit facility	April 25, 2017	LIBOR + 3.50%	USD	$—	$—
Cash flow revolving credit facility	April 25, 2017	LIBOR + 3.50%	USD/EUR	$—	$—
Asset-based revolving credit facility	July 25, 2017	LIBOR + 1.75%	USD	$—	$—
Asset-based revolving credit facility	July 25, 2017	LIBOR + 1.75%	EUR	€—	€—
Senior cash pay notes	October 15, 2017	10%	USD	$—	$761.0
Senior PIK toggle notes	October 15, 2017	10.375% - 11.125%	USD	$—	$771.0
Senior subordinated notes	October 15, 2017	11.625%	USD	$—	$1,015.0
Senior notes	August 1, 2020	6.500%	USD	$1,825.0	$—
Senior subordinated notes	October 1, 2020	6.500%	USD	$800.0	$—
Premium on notes				$39.1	$3.0
Total debt				$5,978.4	$5,827.8

The Company has the option to choose the frequency with which it resets and pays interest on its term loans. The Company currently pays interest on the majority of its term loans and interest rate swaps each month. The remaining term loan and swap interest is paid quarterly. Interest on the 6.500% senior notes due 2020 is paid semiannually in February and August. Interest on the 6.500% senior subordinated notes due 2020 is paid semiannually in April and October.
The Company currently elects to use 1-month LIBOR for setting the interest rates on 55% of its U.S. dollar-denominated and 95% of its euro-denominated term loans. The 1-month LIBOR rate for the majority of the U.S. dollar-denominated term loan as of February 28, 2013 was 0.20%. The majority of the euro-denominated term loan had a 1-month LIBOR rate of 0.06% as of February 28, 2013. The 3-month LIBOR rate for the U.S. dollar-denominated term loan was 0.31% as of February 28, 2013 and the 3-month LIBOR rate for the euro-denominated term loan was 0.12% as of February 28, 2013. The Company’s term loan facilities require payments each year in an amount equal to (x) 0.25% of the product of (i) the aggregate principal amount of all euro-denominated term loans and dollar-denominated term loans outstanding under the original credit agreement on the closing date multiplied by (ii) a fraction, the numerator of which is the aggregate principal amount of euro-denominated term B loans and dollar-denominated term B loans outstanding on August 2, 2012 (after giving effect to certain conversions to occur on or after August 2, 2012 pursuant to the amended and restated credit agreement) and the denominator of which is the aggregate principal amount of all outstanding term loans on August 2, 2012 and (y) 0.25% of the aggregate principal amount of all outstanding euro-denominated term B-1 loans and dollar-denominated term B-1 loans, in each case in equal calendar quarterly installments until maturity of the loan and after giving effect to the application of any prepayments. Through February 28, 2013, the total amount of required payments under the Company’s term loan facilities was $25.2 million. The cash flow and asset-based revolving credit facilities and the notes do not have terms for mandatory principal paydowns. To calculate the U.S. dollar equivalent on outstanding balances, the Company used a currency conversion rate of 1 euro to $1.3084 and $1.2441, which represents the currency exchange rate from euros to U.S. dollars on February 28, 2013 and May 31, 2012, respectively.
The Company’s revolving borrowing base available under all debt facilities at February 28, 2013 was $795.5 million, which is net of the borrowing base limitations relating to the asset-based revolving credit facility.
As of February 28, 2013, $12.4 million of financing fees related to the Company’s credit agreement remain in long-term assets and continue to be amortized through interest expense over the remaining life of the credit agreement. Additionally, $70.7 million of new financing fees related to the refinancing referenced below are also in long-term assets and will be amortized through interest expense over the remaining lives of the new debt instruments.

Each of Biomet, Inc.’s existing wholly owned domestic subsidiaries fully, unconditionally, jointly, and severally guarantee the 6.500% senior notes due 2020 on a senior unsecured basis and the 6.500% senior subordinated notes due 2020 on a senior subordinated unsecured basis, in each case to the extent such subsidiaries guarantee Biomet, Inc.’s senior secured credit facilities. LVB Acquisition, Inc. is neither an issuer nor guarantor of the notes described within this footnote.
Notes Offerings and Concurrent Tender Offers
On August 8, 2012, Biomet completed its offering of $1,000.0 million aggregate principal amount of new 6.500% senior notes due 2020. Biomet used the net proceeds of that offering to fund a tender offer for any and all of its outstanding 103/8% / 11 1/8% senior PIK toggle notes due 2017 (“Senior Toggle Notes”) including related fees and expenses, to redeem the remaining Senior Toggle Notes not tendered in the tender offer and to redeem $140.0 million aggregate principal amount of the 11 5/8% senior subordinated notes due 2017 (“11 5/8% Senior Subordinated Notes”). Approximately 70% of the Senior Toggle Notes were tendered in August 2012. The remaining Senior Toggle Notes and $140.0 million aggregate principal amount of the 11 5/8% Senior Subordinated Notes were redeemed in September 2012.
On October 2, 2012, Biomet, Inc. completed its offering of $825.0 million aggregate principal amount of 6.500% senior notes due 2020 as part of a further issuance of 6.500% senior notes due 2020. The Company used the net proceeds of this offering to fund a tender offer for any and all of its 10% senior notes due 2017 (“10% Senior Notes”), including related fees and expenses and to redeem 10% Senior Notes not accepted for purchase in such tender offer. Concurrently with this offering, Biomet also completed an offering of $800.0 million aggregate principal amount of 6.500% senior subordinated notes due 2020. Biomet used the net proceeds of the subordinated notes offering together with cash on hand, to fund a tender offer for up to $800.0 million aggregate principal amount of its 11 5/8% Senior Subordinated Notes, including related fees and expenses and to redeem 11 5/8% Senior Subordinated Notes not accepted for purchase in such tender offer, $343.4 million in aggregate principal amount, or approximately 45.12% of the 10% Senior Notes outstanding, were validly tendered and not withdrawn, and $384.2 million aggregate principal amount, or approximately 43.91% of the 11 5/8% Senior Subordinated Notes outstanding, were validly tendered and not withdrawn, in each case as of the early tender deadline of October 1, 2020. On November 1, 2012, Biomet retired all outstanding 10% Senior Notes and 11 5/8% Senior Subordinated Notes not accepted for purchase in the tender offer using cash on hand and asset-based revolver proceeds.
The Company recorded a loss on the retirement of bonds of $155.2 million during the nine months ended February 28, 2013 in other (income) expense, related to the tender/retirement of the Senior Toggle Notes, 10% Senior Notes and 11 5/8% Senior Subordinated Notes, with no loss recorded during the three months ended February 28, 2013. The Company wrote off deferred financing fees related to the tender/retirement of the Senior Toggle Notes, 10% Senior Notes and 11 5/8% Senior Subordinated Notes described above and the replacement of the existing cash flow revolvers, asset-based revolver and term loans described below of $3.4 million and $17.1 million during the three and nine months ended February 28, 2013, respectively, in other (income) expense.
Amendment and Restatement Agreement-Senior Secured Credit Facilities
On August 2, 2012, Biomet entered into an amendment and restatement agreement that amended its existing senior secured credit facilities. The amendment (i) extended the maturing of approximately $1,007.2 million of its U.S. dollar-denominated term loans and approximately €631.3 million of its euro-denominated term loans under the credit facility to July 25, 2017 and (ii) refinanced and replaced the then-existing alternative currency revolving credit commitments under the credit facility with a new class of alternative currency revolving credit commitments in an aggregate amount of $165.0 million and refinanced and replaced the then-existing U.S. dollar revolving credit commitments under the credit facility with a new class of U.S. dollar-denominated revolving credit commitments in an aggregate amount of $165.0 million. The new revolving credit commitments will mature on April 25, 2017, except that if as of December 23, 2014, there is an outstanding aggregate principal amount of non-extended U.S. dollar and euro term loans in excess of $200.0 million, then such revolving credit commitments will mature on December 24, 2014. The remaining term loans of the lenders under the senior secured credit facilities who did not elect to extend such loans will continue to mature on March 25, 2015.
Joinder Agreement
On October 4, 2012, LVB, Biomet and certain subsidiaries of Biomet entered into a joinder agreement (the “Joinder”) with Bank of America, N.A., as Administrative Agent, Swing Line Lender and L/C Issuer, each lender from time to time party thereto and each of the other parties identified as an “Extending Term Lender.” The Joinder was entered into pursuant to that certain Credit Agreement, dated as of September 25, 2007, as amended and restated by that certain Amendment and Restatement Agreement dated as of August 2, 2012 (the “Amendment”), by and among Biomet, LVB, certain subsidiaries of Biomet, Bank of America, N.A. and each lender from time to time party thereto. The Amendment, among other things, provides Biomet with the ability to request an extension of the scheduled maturity dates of its existing term loans in one or more series of tranches.

By entering into the Joinder, the joining lenders have agreed to extend the maturity of (i) approximately $392.7 million of Biomet’s U.S. dollar-denominated term loans and (ii) approximately €32.9 million of Biomet’s euro-denominated term loans, to July 25, 2017. The term loans extended pursuant to the Joinder are on terms identical to the terms loans that were extended pursuant to the Amendment. The remaining term loans of the lenders who have not elected to extend their loans will continue to mature on March 25, 2015.
Refinancing of Asset-Based Revolving Credit Facility
On November 14, 2012, Biomet replaced and refinanced its asset-based revolving credit facility with a new asset-based revolving credit facility that has a U.S. tranche of up to $400.0 million and a European borrower tranche denominated in euros of up to the euro-equivalent of $100.0 million. The European borrower tranche is secured by certain foreign assets of European subsidiary borrowers and the U.S. borrowers under the U.S. tranche guarantee the obligations of any such European subsidiary borrowers (and such guarantees are secured by the current assets collateral that secures the direct obligations of such U.S. borrowers under such U.S. tranche).
Refinancing of U.S. dollar-denominated term loan
On December 27, 2012, Biomet completed a $730.0 million add-on to the extended U.S. dollar-denominated term loan. The proceeds from the add-on were used to refinance the non-extended U.S. dollar-denominated term B loan, which was net of fees associated with the add-on closing. The terms of the add-on are consistent with the terms in the Amendment and Restatement Agreement-Senior Secured Credit Facilities explanation above.

Debt.
The senior secured credit facilities and all of the notes are guaranteed by Biomet, Inc., and subject to certain exceptions, each of its existing and future wholly-owned domestic subsidiaries. The asset-based revolving credit facility is guaranteed by the Company and secured, subject to certain exceptions, by a first-priority security interest in substantially all of the Company’s assets and the assets of subsidiary borrowers that consist of all accounts receivable, inventory, cash, deposit accounts, and certain intangible assets. The facilities and notes bear interest at the rates set forth below. Interest is payable in cash. The terms and carrying value of each debt instrument at May 31, 2012 are set forth below:

(U.S. dollars and euros in millions)	Maturity Date	Interest Rate	Currency	May 31, 2012	May 31, 2011
Debt Instruments
Non-U.S. facility	No Maturity Date	Interest Free	EUR	€2.8	€3.9
				$3.5	$5.6
Term loan facility	March 25, 2015	LIBOR + 3.00%	USD	$2,234.7	$2,258.1
Term loan facility	March 25, 2015	LIBOR + 3.00%	EUR	€835.6	€844.4
				$1,039.6	$1,206.3
Cash flow revolving credit facility	September 25, 2013	LIBOR + 2.00%	USD	—	—
Cash flow revolving credit facility	September 25, 2013	LIBOR + 2.00%	USD/EUR	$/ € —	$/ € —
Asset-based revolving credit facility	September 25, 2013	LIBOR + 1.25%	USD	—	—
Senior cash pay notes	October 15, 2017	10%	USD	$761.0	$761.0
Senior PIK toggle notes	October 15, 2017	103/8% / 11 1/8%	USD	$771.0	$771.0
Senior subordinated notes	October 15, 2017	11 5/8%	USD	$1,015.0	$1,015.0
Premium on notes				$3.0	$3.3
Total debt				$5,827.8	$6,020.3

The Company currently elects to use 3-month LIBOR for setting the interest rates on the majority of its U.S. dollar and euro term loans. The 3-month LIBOR rate for the U.S. dollar term loan as of May 31, 2012 was 0.47%. The euro term loan had a 3-month LIBOR rate of 0.72% as of May 31, 2012. The Company’s term loan facilities require payments each year in an amount equal to 1% of the original principal in equal calendar quarterly installments until maturity of the loan on March 25, 2015. Through May 31, 2012, the total amount of required payments under the Company’s term loan facilities was $35.4 million. The cash flow and asset-based revolving credit facilities and the notes do not have terms for mandatory principal pay downs. To calculate the U.S. dollar equivalent on outstanding balances, the Company used a currency conversion rate of 1 euro to $1.2441 and $1.4284, which represents the currency exchange rate from euros to U.S. dollars on May 31, 2012 and May 31, 2011, respectively.
The Company has the option to choose the frequency with which it resets and pays interest on its term loans. The Company currently pays interest on the majority of its term loans and interest rate swaps each calendar quarter. The remaining term loan interest is paid monthly. Interest on the notes is paid semiannually in October and April.
The Company’s revolving borrowing base available under all debt facilities at May 31, 2012 was $713.9 million, which is net of the remaining $22.3 million commitment of the subsidiaries of Lehman Brothers Holding Inc. and borrowing base limitations relating to the asset-based revolving credit facility. During November 2011, ABN AMRO Bank terminated the European revolver facility due to the limited use of the facility.
As of May 31, 2012, $34.5 million of financing fees related to the Company’s credit agreement remained in long-term assets and continue to be amortized through interest expense over the remaining life of the credit agreement.
Each of Biomet, Inc.’s existing wholly owned domestic subsidiaries fully, unconditionally, jointly, and severally guarantee the senior cash pay and PIK toggle notes on a senior unsecured basis and the senior subordinated notes on a senior subordinated unsecured basis, in each case to the extent such subsidiaries guarantee Biomet, Inc.’s senior secured cash flow facilities. LVB Acquisition, Inc. is neither an issuer nor guarantor of the notes described within this footnote.
As of May 31, 2012 and 2011, short-term borrowings consisted of the following:

(in millions)	May 31, 2012	May 31, 2011
Senior secured credit facilities	$34.3	$35.9
Non-U.S. facility	1.3	1.5
Total	$35.6	$37.4

Summarized in the table below are the Company’s long-term obligations as of May 31, 2012:

(in millions)	Total	2013	2014 and 2015	2016 and 2017	2018 and thereafter
Long-term debt (including current maturities)	$5,827.8	$35.6	$3,240.0	$—	$2,552.2

The Company currently is restricted in its ability to pay dividends under various covenants of its debt agreements, including its credit facilities and the indentures governing its notes. The Company does not expect for the foreseeable future to pay dividends on its common stock, and did not during fiscal 2012 or fiscal 2011. Any future determination to pay dividends will depend upon, among other factors, its results of operations, financial condition, cash flows, capital requirements, any contractual restrictions and any other considerations the Company’s Board of Directors deems relevant.
Subsequent Events
On August 8, 2012, Biomet, Inc. completed its offering of $1.0 billion aggregate principal amount of new 6.500% senior notes due 2020. The Company expects to use the net proceeds of this offering to fund a tender offer for any and all of its outstanding 103/8% / 11 1/8% Senior Toggle Notes due 2017, including related fees and expenses, and to purchase, redeem, defease or otherwise acquire or retire its outstanding indebtedness.
On August 2, 2012, the Company entered into an amendment and restatement agreement that amended its existing senior secured credit facilities. The amendment (i) extends the maturity of approximately $1,007.2 million of its U.S. dollar-denominated term loans and approximately €631.3 million of its euro-denominated term loans under the credit facility to July 25, 2017 and (ii) refinances and replaces the existing alternative currency revolving credit commitments under the credit facility with a new class of alternative currency revolving credit commitments in an aggregate amount of $165.0 million and refinances and replaces the existing U.S. dollar revolving credit commitments under the credit facility with a new class of U.S. dollar-denominated revolving credit commitments in an aggregate amount of $165.0 million. The new revolving credit commitments will mature on April 25, 2017, except that if as of December 23, 2014, there is an outstanding aggregate principal amount of non-extended U.S. dollar and euro term loans in excess of $200.0 million, then such revolving credit commitments will mature on December 24, 2014. The remaining term loans of the lenders under the senior secured credit facilities who did not elect to extend such loans will continue to mature on March 25, 2015.

Fair Value Measurements	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Fair value measurements are principally applied to (1) financial assets and liabilities such as marketable equity securities and debt securities, (2) investments in equity and other securities, and (3) derivative instruments consisting of interest rate swaps. These items are marked-to-market at each reporting period to fair value. The information in the following paragraphs and tables primarily addresses matters relative to these financial assets and liabilities.

•	Level 1 – Inputs are quoted prices in active markets for identical assets or liabilities. The Company’s Level 1 assets include money market investments and marketable equity securities.

•
Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include Greek bonds, time deposits, interest rate swaps, pension plan assets (equity securities, debt securities and other) and foreign currency exchange contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

•
Level 3 – Inputs are unobservable for the asset or liability. The Company’s Level 3 assets include other equity investments. See the section below titled Level 3 Valuation Techniques for further discussion of how the Company determines fair value for investments classified as Level 3.

The following table provides information by level for assets and liabilities that are measured at fair value on a recurring basis at February 28, 2013 and May 31, 2012:

		Fair Value Measurements
	Fair Value at February 28, 2013	Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Assets:
Money market funds	$122.4	$122.4	$—	$—
Time deposits	16.0	—	16.0	—
Greek bonds	4.9	—	4.9	—
Pension plan assets	128.4	—	128.4	—
Foreign currency exchange contracts	0.2	—	0.2	—
Other	0.3	0.2	—	0.1
Total assets	$272.2	$122.6	$149.5	$0.1
Liabilities:
Interest rate swaps	$66.6	$—	$66.6	$—
Foreign currency exchange contracts	1.5	—	1.5	—
Total liabilities	$68.1	$—	$68.1	$—

		Fair Value Measurements
	Fair Value at	Using Inputs Considered as
(in millions)	May 31, 2012	Level 1	Level 2	Level 3
Assets:
Money market funds	$303.1	$303.1	$—	$—
Time deposits	36.3	—	36.3	—
Greek bonds	6.3	—	6.3	—
Pension plan assets	108.7	—	108.7	—
Foreign currency exchange contracts	0.2	—	0.2	—
Other	0.2	—	—	0.2
Total assets	$454.8	$303.1	$151.5	$0.2
Liabilities:
Interest rate swaps	$76.2	$—	$76.2	$—
Foreign currency exchange contracts	0.2	—	0.2	—
Total liabilities	$76.4	$—	$76.4	$—

Level 3 Valuation Techniques
Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable. Level 3 financial assets also include certain investment securities for which there is limited market activity where the determination of fair value requires significant judgment or estimation. Level 3 investment securities primarily include other equity investments for which there was a decrease in the observation of market pricing. As of February 28, 2013 and May 31, 2012, these securities were valued primarily using internal cash flow valuation that incorporates transaction details such as contractual terms, maturity, timing and amount of future cash flows, as well as assumptions about liquidity and credit valuation adjustments of marketplace participants.
The estimated fair value of the Company’s long-term debt, including the current portion, at February 28, 2013 was $6,073.5 million, compared to a carrying value of $5,978.4 million. The fair value of the Company’s traded debt was estimated using quoted market prices for the same or similar instruments. The fair value of the Company’s variable rate term debt was estimated using the carrying value as this debt has rates which approximate market interest rates. In determining the fair values and carrying values, the Company considers the terms of the related debt and excludes the impacts of debt discounts and interest rate swaps.
Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis
During the three and nine months ended February 28, 2013, the Company measured nonfinancial long-lived assets and liabilities at fair value in conjunction with the impairment of the dental reporting unit. The Company used the income approach to measure the fair value of the reporting unit and related intangible assets. See Note 6 for a full description of key assumptions. The inputs used in the impairment fair value analysis fall within Level 3 due to the significant unobservable inputs used to determine fair value. During the three and nine months ended February 29, 2012, the Company had no significant measurements of assets or liabilities at fair value on a nonrecurring basis subsequent to their initial recognition.

Fair Value Measurements.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Fair value measurements are principally applied to (1) financial assets and liabilities such as marketable equity securities and debt securities, (2) investments in equity and other securities, and (3) derivative instruments consisting of interest rate swaps. These items are marked-to-market at each reporting period to fair value. The information in the following paragraphs and tables primarily addresses matters relative to these financial assets and liabilities.

•	Level 1 – Inputs are quoted prices in active markets for identical assets or liabilities. The Company’s Level 1 assets include money market investments and marketable equity securities.

•
Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include Greek bonds, time deposits, interest rate swaps, pension plan assets (equity securities, debt securities and other) and foreign currency exchange contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

•
Level 3 – Inputs are unobservable for the asset or liability. The Company’s Level 3 assets include other equity investments. See the section below titled Level 3 Valuation Techniques for further discussion of how the Company determines fair value for investments classified as Level 3.

The following table provides information by level for assets and liabilities that are measured at fair value on a recurring basis at May 31, 2012 and May 31, 2011:

	Fair Value at	Fair Value Measurement Using Inputs Considered as
(in millions)	May 31, 2012	Level 1	Level 2	Level 3
Assets:
Money market funds	$303.1	$303.1	$—	$—
Time deposits	36.3	—	36.3	—
Greek bonds	6.3	—	6.3	—
Pension plan assets	108.7	—	108.7	—
Foreign currency exchange contracts	0.2	—	0.2	—
Other	0.2	—	—	0.2
Total assets	$454.8	$303.1	$151.5	$0.2
Liabilities:
Interest rate swaps	$76.2	$—	$76.2	$—
Foreign currency exchange contracts	0.2	—	0.2	—
Total liabilities	$76.4	$—	$76.4	$—

	Fair Value at	Fair Value Measurement Using Inputs Considered as
(in millions)	May 31, 2011	Level 1	Level 2	Level 3
Assets:
Corporate debt securities	$0.3	$—	$0.3	$—
Money market funds	132.5	132.5	—	—
Time deposit	47.4	—	47.4	—
Greek bonds	31.1	—	31.1	—
Pension plan assets	104.1	—	104.1	—
Foreign currency exchange contracts	0.2	—	0.2	—
Other	0.5	0.3	—	0.2
Total assets	$316.1	$132.8	$183.1	$0.2
Liabilities:
Interest rate swaps	$96.8	$—	$96.8	$—
Foreign currency exchange contracts	0.1	—	0.1	—
Total liabilities	$96.9	$—	$96.9	$—

Level 3 Valuation Techniques
Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable. Level 3 financial assets also include certain investment securities for which there is limited market activity where the determination of fair value requires significant judgment or estimation. Level 3 investment securities primarily include other equity investments for which there was a decrease in the observation of market pricing. As of May 31, 2012 and May 31, 2011, these securities were valued primarily using internal cash flow valuation that incorporates transaction details such as contractual terms, maturity, timing and amount of future cash flows, as well as assumptions about liquidity and credit valuation adjustments of marketplace participants.
The following table provides a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis in the tables above that used significant unobservable inputs (Level 3) as of May 31, 2012 and May 31, 2011:

(in millions)
Balance at June 1, 2010	$5.7
Total net gains included in earnings	2.6
Total unrealized gains included in other comprehensive income	(2.6)
Total proceeds from sale of Level 3 investments	(5.5)
Balance at May 31, 2011	$0.2
Total net gains included in earnings	—
Total unrealized gains included in other comprehensive income	—
Total proceeds from sale of Level 3 investments	—
Balance at May 31, 2012	$0.2

The estimated fair value of the Company’s long-term debt, including the current portion, at May 31, 2012 was $6,009.1 million, compared to a carrying value of $5,827.8 million. The fair value of the Company’s traded debt was estimated using quoted market prices for the same or similar instruments. The fair value of the Company’s variable rate term debt was estimated using the carrying value as this debt has rates which approximate market interest rates. In determining the fair values and carrying values, the Company considers the terms of the related debt and excludes the impacts of debt discounts and interest rate swaps.
Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis
During the year ended May 31, 2012, the Company measured nonfinancial long-lived assets and liabilities at fair value in conjunction with the impairment of the spine & bone healing and dental reporting units. The Company used the income approach to measure the fair value of the reporting units and related intangible assets. See Note 5 for a full description of key assumptions. The inputs used in the impairment fair value analysis fall within Level 3 due to the significant unobservable inputs used to determine fair value. During the year ended May 31, 2011, the Company measured nonfinancial long-lived assets and liabilities at fair value in conjunction with the impairment of the Europe reporting unit. The Company used the income approach to measure the fair value of the Europe reporting unit and related intangible assets. Please refer to Note 5 for more information. The inputs used in the impairment fair value analysis fall within Level 3 due to the significant unobservable inputs used to determine fair value.
The Company is exposed to certain market risks relating to its ongoing business operations, including foreign currency risk, interest rate risk and commodity price risk. The Company currently manages foreign currency risk and interest rate risk through the use of derivatives.

Derivative Instruments and Hedging Activities	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities.
The Company is exposed to certain market risks relating to its ongoing business operations, including foreign currency risk, interest rate risk and commodity price risk. The Company currently manages foreign currency risk and interest rate risk through the use of derivatives.
Derivatives Designated as Hedging Instruments
Foreign Currency Instruments—Certain assets, liabilities and forecasted transactions are exposed to foreign currency risk, primarily the fluctuation of the U.S. dollar against the euro. The Company has hedged a portion of its net investment in its European subsidiaries with the issuance of a €875.0 million (approximately $1,207.4 million at September 25, 2007) principal amount euro term loan on September 25, 2007. The Company’s net investment in its European subsidiaries at the hedging date of September 25, 2007 was €1,238.0 million ($1,690.0 million). As of February 28, 2013, the Company’s net investment in European subsidiaries totaled €1,918.2 million ($2,487.3 million) and the outstanding principal balance of the euro term loan was €829.2 million ($1,085.0 million). The difference of €1,089.0 million ($1,402.3 million) is unhedged as of February 28, 2013. Hedge effectiveness is tested quarterly to determine whether hedge treatment is still appropriate. The Company tests effectiveness on this net investment hedge by determining if the net investment in its European subsidiaries is greater than the outstanding euro-denominated debt balance. Any amount of a derivative instrument designated as a hedge determined to be ineffective is recorded as other (income) expense.
Interest Rate Instruments—The Company uses interest rate swap agreements (cash flow hedges) in both U.S. dollars and euros as a means of fixing the interest rate on portions of its floating-rate debt instruments. As of February 28, 2013, the Company had a swap liability of $66.6 million, which consisted of $23.8 million short-term and $44.6 million long-term, partially offset by a $1.8 million credit valuation adjustment. As of May 31, 2012, the Company had a swap liability of $76.2 million, which consisted of $36.0 million short-term and $41.0 million long-term, partially offset by a $0.8 million credit valuation adjustment.
The table below summarizes existing swap agreements at February 28, 2013 and May 31, 2012:

(U.S. dollars and euros in millions)					Fair Value at	Fair Value at
		Notional			February 28, 2013	May 31, 2012
Structure	Currency	Amount	Effective Date	Termination Date	Asset (Liability)	Asset (Liability)
5 years	EUR	€230.0	September 25, 2007	September 25, 2012	$—	$(3.5)
5 years	EUR	40.0	March 25, 2008	March 25, 2013	(0.1)	(1.4)
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(11.9)	(9.5)
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(11.7)	(9.3)
5 years	USD	$585.0	September 25, 2007	September 25, 2012	—	(8.9)
5 years	USD	190.0	March 25, 2008	March 25, 2013	(0.4)	(4.2)
5 years	USD	325.0	December 26, 2008	December 25, 2013	(5.4)	(9.0)
5 years	USD	195.0	September 25, 2009	September 25, 2014	(8.0)	(10.5)
2 years	USD	190.0	March 25, 2013	March 25, 2015	(2.1)	(1.0)
3 years	USD	270.0	December 27, 2013	September 25, 2016	(6.3)	(3.8)
5 years	USD	350.0	September 25, 2012	September 25, 2017	(11.3)	(8.0)
5 years	USD	350.0	September 25, 2012	September 25, 2017	(11.2)	(7.9)
Credit valuation adjustment					1.8	0.8
Total interest rate instruments					$(66.6)	$(76.2)

The interest rate swaps are recorded in other accrued expenses and other long-term liabilities. As a result of cash flow hedge treatment being applied, all unrealized gains and losses related to the derivative instruments are recorded in accumulated other comprehensive income (loss) and are reclassified into operations in the same period in which the hedged transaction affects earnings. Hedge effectiveness is tested quarterly to determine if hedge treatment is still appropriate. The amount of ineffectiveness was not material for any period presented. The tables below summarize the effective portion and ineffective portion of the Company’s interest rate swaps for the three and nine months ended February 28, 2013 and February 29, 2012:

(in millions)	Nine Months Ended
Derivatives in cash flow hedging relationship	February 28, 2013	February 29, 2012
Interest rate swaps:
Amount of gain (loss) recognized in OCI	$9.5	$17.4
Amount of (gain) loss reclassified from accumulated OCI into interest expense (effective portion)	—	—
Amount (gain) loss recognized in other income (expense) (ineffective portion and amount excluded from effectiveness testing)	—	—

As of February 28, 2013, the effective interest rate, including the applicable lending margin, on 63.32% ($1,410.0 million) of the outstanding principal of the Company’s U.S. dollar term loan was fixed at 5.83% through the use of interest rate swaps. The effective interest rate on 53.06% (€440.0 million) of the outstanding principal of the Company’s euro term loan was fixed at 5.68% through the use of interest rate swaps. The remaining unhedged balances of the U.S. dollar and euro term loans had effective interest rates of 3.90% and 3.73%, respectively. As of February 28, 2013 and May 31, 2012, the Company’s effective weighted average interest rate on all outstanding debt, including the interest rate swaps, was 6.50% and 7.80%, respectively.

Derivatives Not Designated as Hedging Instruments
Foreign Currency Instruments—The Company faces transactional currency exposures that arise when it or its foreign subsidiaries enter into transactions, primarily on an intercompany basis, denominated in currencies other than their functional currency. The Company enters into short-term forward currency exchange contracts in order to mitigate the currency exposure related to these intercompany payables and receivables arising from intercompany trade. The Company does not designate these contracts as hedges; therefore, all forward currency exchange contracts are recorded at their fair value each period, with the resulting gains and losses recorded in other (income) expense. Any foreign currency remeasurement gains or losses recognized in a period are generally offset with gains or losses on the forward currency exchange contracts. As of February 28, 2013, the fair value of the Company’s derivatives not designated as hedging instruments on a gross basis were assets of $0.2 million recorded in prepaid expenses and other, and liabilities of $1.5 million recorded in other accrued expenses.

Derivative Instruments and Hedging Activities.
The Company is exposed to certain market risks relating to its ongoing business operations, including foreign currency risk, interest rate risk and commodity price risk. The Company currently manages foreign currency risk and interest rate risk through the use of derivatives.
Derivatives Designated as Hedging Instruments
Foreign Currency Instruments—Certain assets, liabilities and forecasted transactions are exposed to foreign currency risk, primarily the fluctuation of the U.S. dollar against the euro. The Company has hedged a portion of its net investment in its European subsidiaries with the issuance of a €875.0 million (approximately $1,207.4 million at September 25, 2007) principal amount euro term loan on September 25, 2007. The Company’s net investment in its European subsidiaries at the hedging date of September 25, 2007 was €1,238.0 million ($1,690.0 million). As of May 31, 2012, the Company’s net investment in European subsidiaries totaled €1,808.9 million ($2,250.4 million) and the outstanding principal balance of the euro term loan was €835.6 million ($1,039.6 million). The difference of €973.3 million ($1,210.8 million) is unhedged as of May 31, 2012. Hedge effectiveness is tested quarterly to determine whether hedge treatment is still appropriate. The Company tests effectiveness on this net investment hedge by determining if the net investment in its European subsidiaries is greater than the outstanding euro-denominated debt balance. Any amount of a derivative instrument designated as a hedge determined to be ineffective is recorded as other (income) expense.
Interest Rate Instruments—The Company uses interest rate swap agreements (cash flow hedges) in both U.S. dollars and euros as a means of fixing the interest rate on portions of its floating-rate debt instruments. As of May 31, 2012, the Company had a swap liability of $76.2 million, which consisted of $36.0 million short-term, and $41.0 million long-term, partially offset by a $0.8 million credit valuation adjustment. As of May 31, 2011, the Company had a swap liability of $96.8 million, which consisted of $62.6 million short-term, and $34.8 million long-term, partially offset by a $0.6 million credit valuation adjustment.
The table below summarizes existing swap agreements:

(U.S. dollars and euros in millions)
Structure	Currency	Notional Amount	Effective Date	Termination Date	Fair Value at May 31, 2012 Asset (Liability)	Fair Value at May 31, 2011 Asset (Liability)
4 years	EUR	€75.0	September 25, 2007	September 25, 2011	$—	$(1.7)
4 years	EUR	40.0	March 25, 2008	March 25, 2012	—	(1.4)
5 years	EUR	230.0	September 25, 2007	September 25, 2012	(3.5)	(13.6)
5 years	EUR	40.0	March 25, 2008	March 25, 2013	(1.4)	(2.5)
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(9.5)	—
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(9.3)	—
4 years	USD	$195.0	September 25, 2007	September 25, 2011	—	(3.1)
4 years	USD	140.0	March 25, 2008	March 25, 2012	—	(3.0)
5 years	USD	585.0	September 25, 2007	September 25, 2012	(8.9)	(37.3)
5 years	USD	190.0	March 25, 2008	March 25, 2013	(4.2)	(9.3)
5 years	USD	325.0	December 26, 2008	December 25, 2013	(9.0)	(13.3)
5 years	USD	195.0	September 25, 2009	September 25, 2014	(10.5)	(12.2)
2 years	USD	190.0	March 25, 2013	March 25, 2015	(1.0)	—
3 years	USD	270.0	December 27, 2013	September 25, 2016	(3.8)	—
5 years	USD	350.0	September 25, 2012	September 25, 2017	(8.0)	—
5 years	USD	350.0	September 25, 2012	September 25, 2017	(7.9)	—
Credit valuation adjustment					0.8	0.6
Total interest rate instruments					$(76.2)	$(96.8)

The interest rate swaps are recorded in other accrued expenses and other long-term liabilities. As a result of cash flow hedge treatment being applied, all unrealized gains and losses related to the derivative instruments are recorded in accumulated other comprehensive income (loss) and are reclassified into operations in the same period in which the hedged transaction affects earnings. Hedge effectiveness is tested quarterly to determine if hedge treatment is still appropriate. The amount of ineffectiveness was not material for any period presented. The tables below summarize the effective portion and ineffective portion of the Company’s interest rate swaps for the years ended May 31, 2012 and 2011:

(n millions)
Derivatives in cash flow hedging relationship	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Interest rate swaps:
Amount of gain (loss) recognized in OCI	$20.5	$33.1	$18.5
Amount of (gain) loss reclassified from accumulated OCI into interest expense (effective portion)	—	—	—
Amount (gain) loss recognized in other income (expense) (ineffective portion and amount excluded from effectiveness testing)	—	—	—

As of May 31, 2012, the effective interest rate, including the applicable lending margin, on 57.95% ($1,295.0 million) of the outstanding principal of the Company’s U.S. dollar term loan was fixed at 6.84% through the use of interest rate swaps. The effective interest rate on 32.31% (€270.0 million) of the outstanding principal of the Company’s euro term loan was fixed at 7.36% through the use of interest rate swaps. The remaining unhedged balances of the U.S. dollar and euro term loans had effective interest rates of 3.24% and 3.34%, respectively. As of May 31, 2012 and May 31, 2011, the Company’s effective weighted average interest rate on all outstanding debt, including the interest rate swaps, was 7.80% and 7.96%, respectively.
Derivatives Not Designated as Hedging Instruments
Foreign Currency Instruments—The Company faces transactional currency exposures that arise when it or its foreign subsidiaries enter into transactions, primarily on an intercompany basis, denominated in currencies other than their functional currency. The Company enters into short-term forward currency exchange contracts in order to mitigate the currency exposure related to these intercompany payables and receivables arising from intercompany trade. The Company does not designate these contracts as hedges; therefore, all forward currency exchange contracts are recorded at their fair value each period, with the resulting gains and losses recorded in other (income) expense. Any foreign currency remeasurement gains or losses recognized in a period are generally offset with gains or losses on the forward currency exchange contracts. As of May 31, 2012, the fair value of the Company’s derivatives not designated as hedging instruments on a gross basis were assets of $0.2 million recorded in prepaid expenses and other and liabilities of $0.2 million recorded in other accrued expenses.

Retirement and Pension Plans	12 Months Ended
May 31, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement and Pension Plans
Retirement and Pension Plans.
The Company has a defined contribution profit sharing plan which covers substantially all of the employees, or team members, within the continental U.S. and allows participants to make contributions by salary reduction pursuant to Section 401(k) of the Internal Revenue Code. The Company currently matches 100% of the team member’s contribution, up to a maximum amount equal to 6% of the team member’s compensation. The amounts expensed under this profit sharing plan for the years ended May 31, 2012, 2011 and 2010 were $11.6 million, $10.9 million and $8.1 million, respectively.
During fiscal year 2012 the Company’s European executive officers in certain countries were eligible to participate in Europe’s defined contribution plan. Each year, in the Company’s sole discretion, the Company may contribute a percentage of employees’ pensionable salaries based on their age at January 1st. The amounts expensed under this profit sharing plan for the years ended May 31, 2012, 2011 and 2010 were $7.2 million, $6.9 million and $5.7 million, respectively.
The Company sponsors various retirement and pension plans, including defined benefit plans, for some of its foreign operations. Many foreign employees are covered by government sponsored programs for which the direct cost to the Company is not significant. Retirement plan benefits are primarily based on the employee’s compensation during the last several years before retirement and the employee’s number of years of service for the Company. Some foreign subsidiaries have plans under which funds are deposited with trustees, annuities are purchased under group contracts or reserves are provided. The Company used May 31, 2012 and 2011 as the measurement date for the foreign pension plans.
Net periodic benefit costs for the Company’s defined benefit plans include the following components:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Net periodic benefit costs:
Service costs	$0.6	$0.8	$0.6
Interest costs	6.3	6.8	6.9
Expected return on plan assets	(5.6)	(5.1)	(3.9)
Recognized actuarial losses	1.6	1.1	3.3
Net periodic benefit costs:	$2.9	$3.6	$6.9

The following table sets forth information related to the benefit obligation and the fair value of plan assets at May 31, 2012 and 2011 for the Company’s defined benefit retirement plans. The Company maintains no post-retirement medical or other post-retirement plans in the United States.

(in millions)	May 31, 2012	May 31, 2011
Change in Benefit Obligation
Projected benefit obligation—beginning of year	$125.3	$111.6
Service costs	0.6	0.8
Interest costs	6.3	6.8
Actuarial (gains)/losses	10.2	(7.7)
Benefits paid from plan	(5.2)	(2.2)
Effect of exchange rates	(9.1)	16.0
Projected benefit obligation—end of year	$128.1	$125.3
Accumulated benefit obligation	$127.2	$124.2
Change in Plan Assets
Plan assets at fair value—beginning of year	$104.1	$82.1
Actual return on plan assets	10.2	6.2
Company contribution	6.3	6.1
Plan participant contribution	—	—
Benefits paid from plan	(5.0)	(2.1)
Effect of exchange rates	(6.9)	11.8
Plan assets at fair value—end of year	$108.7	$104.1
Unfunded status at end of year	$19.4	$21.2

Amounts recognized in the Company’s consolidated balance sheets consist of the following:

(in millions)	May 31, 2012	May 31, 2011
Deferred income tax asset	$6.3	$(0.9)
Employee related obligations	19.4	21.2
Other comprehensive income (loss)	(3.0)	1.2

Year Ended May 31, 2013
Amounts expected to be recognized in Net Periodic Cost in the coming year for the Company’s defined benefit retirement plans (in millions)
Amortization of net actuarial losses	$1.0

The weighted-average assumptions in the following table represent the rates used to develop the actuarial present value of the projected benefit obligation for periods presented and also the net periodic benefit cost for the following years.

	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Discount rate	4.57%	5.50%	5.46%
Expected long-term rate of return on plan assets	4.51%	5.57%	5.54%
Rate increase in compensation levels	2.58%	2.89%	2.89%

The projected future benefit payments from the Company’s defined benefit retirement plans are $4.9 million for fiscal 2013, $5.1 million for fiscal 2014, $5.8 million for fiscal 2015, $5.6 million for fiscal 2016, $6.1 million for fiscal 2017 and $33.4 million for fiscal 2018 to 2021. The Company expects to pay $2.4 million into the plans during fiscal 2013. In certain countries, the funding of pension plans is not a common practice. Consequently, the Company has several pension plans which are not funded.
The Company’s retirement plan asset allocation at May 31, 2012 was 48% to debt securities, 40% to equity securities, and 12% to other. The Company’s retirement plan asset allocation at May 31, 2011 was 48% to debt securities, 40% to equity securities, and 12% to other.
Strategic asset allocations are determined by country, based on the nature of the liabilities and considering demographic composition of the plan participants (average age, years of service and active versus retiree status). The Company’s plans are considered non-mature plans and the long-term strategic asset allocations are consistent with these types of plans. Emphasis is placed on diversifying on a broad basis combined with currency matching the fixed income assets.

Accumulated Other Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Statement of Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss).
Other comprehensive income (loss) includes currency translation adjustments, certain derivative-related activity, changes in the value of available-for-sale investments and changes in pension assets. The Company generally deems its foreign investments to be essentially permanent in nature and does not provide for taxes on currency translation adjustments arising from translating the investment in a foreign currency to U.S. dollars. When the Company determines that a foreign investment is no longer permanent in nature, estimated taxes are provided for the related deferred tax liability (asset), if any, resulting from currency translation adjustments.
Accumulated other comprehensive income (loss) and the related components are included in the table below:

(in millions)	February 28, 2013	May 31, 2012
Unrealized gain (loss) on available-for-sale securities, net of tax	$3.1	$(0.5)
Unrealized gain (loss) on interest rate swaps, net of tax	(41.4)	(47.3)
Foreign currency translation adjustments	117.5	173.7
Unrecognized actuarial gain (loss) on pension assets, net of tax	(3.0)	(3.0)
	$76.2	$122.9

Accumulated Other Comprehensive Income (Loss).
Other comprehensive income (loss) includes net loss, currency translation adjustments, certain derivative-related activity, changes in the value of available-for-sale investments, and changes in prior service cost from pension plans. The Company generally deems its foreign investments to be essentially permanent in nature and does not provide for taxes on currency translation adjustments arising from translating the investment in a foreign currency to U.S. dollars. When the Company determines that a foreign investment is no longer permanent in nature, estimated taxes are provided for the related deferred tax liability (asset), if any, resulting from currency translation adjustments.
Accumulated other comprehensive income (loss) and the related components are included in the table below:

(in millions)	May 31, 2012	May 31, 2011
Unrecognized actuarial gain (loss) on pension assets, net of tax	$(3.0)	$1.2
Foreign currency translation adjustments	173.7	235.8
Unrealized gain (loss) on interest rate swaps, net of tax	(47.3)	(60.4)
Unrealized loss on available-for-sale securities, net of tax	(0.5)	(4.8)
Accumulated other comprehensive income	$122.9	$171.8

Share-based Compensation and Stock Plans	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation and Stock Plans
Stock-based Compensation and Stock Plans.
The Company expenses all stock-based payments to employees and non-employee distributors, including stock options, leveraged share awards and restricted stock units, based on the grant date fair value over the required award service period using the graded vesting attribution method. For awards with a performance vesting condition, the Company recognizes expense when the performance condition is considered probable to occur. Stock-based compensation expense recognized was $5.8 million and $3.5 million for the three months ended February 28, 2013 and February 29, 2012 and $32.3 million and $12.2 million for the nine months ended February 28, 2013 and February 29, 2012, respectively. The increase in the expense was related to the modification that is described below.
On July 2, 2012, LVB launched a tender offer to eligible employees to exchange all of the stock options and restricted stock units held by such employees for new stock options and restricted stock units. Following the expiration of the tender offer on July 30, 2012, LVB accepted for exchange eligible options to purchase an aggregate of 29,532,500 shares of common stock of LVB and eligible restricted stock units underlying an aggregate of 3,665,000 shares of common stock of LVB. In accordance with the terms and conditions of the tender offer, on July 31, 2012, LVB granted 29,821,500 new options and 10,795,000 new restricted stock units in exchange for the cancellation of such tendered options and restricted stock units.
The objective of the tender offer was to provide employees who elected to participate with new options and new restricted stock units, the terms of which preserve the original incentive effect of the Company’s equity incentive programs in light of market and industry-wide economic conditions. The terms of the new stock options differed in respect to the tendered options principally with respect to:

•	Exercise Price—The exercise price for the new stock options was lowered to the current fair value of $7.88 per share.

•
Vesting Periods—All prior options that were vested as of the completion date of the tender offer remain vested. All time-vesting options which were unvested as of the completion date of the tender offer will continue to vest on the same schedule on which they were originally granted. All unvested replacement extended time vesting options and modified performance options will vest on a schedule which is generally two years longer than the original vesting schedule, but in no case past 2017.

•
Performance Vesting Threshold—The new modified performance options will vest over the new vesting period if, as of the end of the Company’s most recent fiscal year ending on or prior to such vesting date, Biomet, Inc. has achieved the EBITDA target for such fiscal year determined by the Compensation Committee of the Board of Directors of the Company on or before the ninetieth (90th) day of such fiscal year and consistent with the Company’s business plan.

The terms of the new restricted stock units are different from the tendered restricted stock units with respect to the vesting schedule, performance conditions and settlement. The new restricted stock units are granted subject to either a time-based vesting or a performance-based vesting requirement. Unlike the exchanged restricted stock units, the new restricted stock units do not vest in full on May 31, 2016 regardless of satisfaction of the vesting conditions. In addition, following the termination of employment with the Company, new restricted stock units, whether vested or unvested, will be forfeited if such employee provides services to any competitor of the Company. In addition, participants holding new restricted stock units will also receive new awards called management dividend awards representing the right to receive a cash payment. Management dividend awards vest on a one-to-one basis with each new time-based restricted stock unit. Vested management dividend awards will be paid by cash distributions promptly following each anniversary of the grant date until the earlier of an initial public offering of the Company or the fifth anniversary of the grant date, subject to withholding taxes. Upon termination of employment for any reason, management dividend awards will be forfeited. The new restricted stock units were granted under the Company’s 2012 Restricted Stock Unit Plan, which was adopted by LVB on July 31, 2012. The maximum number of shares of common stock, par value $0.01 per share, that may be issued under the Company’s 2012 Restricted Stock Unit Plan is 14,000,000, subject to adjustment as described in the Plan.
On March 27, 2013, the Compensation Committee of LVB approved and adopted an Amended LVB Acquisition, Inc. 2012 Restricted Stock Unit Plan. The amendment permits certain participants in the Plan to be eligible to elect to receive a cash award with respect to their vested time-based restricted stock units subject to certain conditions, including the satisfaction of certain Company performance thresholds with respect to adjusted EBITDA and unlevered free cash flow. To the extent the Company performance conditions have been satisfied for the applicable fiscal year, eligible participants will be entitled to elect to receive a cash award based on the fair market value of the Parent's common stock on the first day of the applicable election period, payable in three installments over a two-year period, with respect to their vested time-based restricted stock units and such vested time-based restricted stock unit will be forfeited upon such election. Payment of the cash award is subject to the participants' continued employment through the payment date (other than with respect to a termination by the Company without cause).
During the second quarter of fiscal year 2013, the distributor options were modified to lower the exercise price to the current fair value of $7.88 per share.

Share-based Compensation and Stock Plans.
The Company expenses all share-based payments to employees and non-employee distributors, including stock options and restricted stock units, based on the grant date fair value over the required award service period using the graded vesting attribution method. For awards with a performance vesting condition, the Company recognizes expense when the performance condition is considered probable to occur. Share-based compensation expense recognized for the years ended May 31, 2012, 2011 and 2010 was $16.0 million, $12.7 million and $22.4 million, respectively.
Stock Options
The Company grants stock option awards under the LVB Acquisition, Inc. 2007 Management Equity Incentive Plan (the “2007 LVB Plan”). When the 2007 LVB Plan became effective, there were 37,520,000 shares of LVB common stock reserved for issuance in connection with LVB Awards to be granted thereunder. Effective December 31, 2010, the 2007 LVB Plan was amended to increase the authorized share pool by 1,000,000 shares. During the year ended May 31, 2012, stock options were granted with an exercise price of $10.00 and a fair value of the underlying stock of $7.88 on the date of the grant and have 10-year terms. The fair value is determined by taking the average value assigned to the Company on a quarterly basis by its Sponsors, three of which have SEC periodic reporting requirements. Vesting of employee stock options are split into two categories: 1) time based options-75% of option grants generally vesting ratably over 5 years and 2) performance based options-25% of stock option grants generally vesting over 5 years, contingent upon the Company achieving certain Adjusted EBITDA targets in each of those years. As of May 31, 2012, there were 3,768,292 shares available for issuance under the 2007 LVB Plan.
In 2008, the Board of Directors of LVB adopted an addendum to the 2007 LVB Plan, which provides for the grant of leveraged equity awards in LVB under the 2007 LVB Plan (the “LVB Leveraged Awards,” and together with the LVB Options, the “LVB Awards”) to certain of the Company’s European employees. LVB Leveraged Awards permit participants to purchase shares of LVB common stock using the proceeds of non-recourse loans from LVB, which shares remain subject to forfeiture and other restrictions prior to the participant’s repayment of the loan. LVB leveraged award shares outstanding were 504,500 shares, 504,500 shares and 769,500 shares as of May 31, 2012, 2011 and 2010, respectively. All changes to the outstanding shares are due to forfeitures.
Upon termination of a participant’s employment, the 2007 LVB Plan provides that any unvested portion of a participant’s LVB Award will be forfeited, and that the vested portion of his or her LVB Award will expire on the earliest of (1) the date the participant’s employment is terminated for cause, (2) 30 days following the date the participant resigns without good reason, (3) 90 days after the date the participant’s employment is terminated either by us for any reason other than cause, death or disability or by the participant with good reason, (4) one year after the date the participant’s employment is terminated by reason of death or disability, or (5) the tenth anniversary of the grant date of the LVB Award.
In May 2009, the Board of Directors of LVB authorized an exchange offer relating to employee options outstanding at May 6, 2009 (including the options held by the Company’s named executive officers). Outstanding distributor options were not included in the exchange offer. The exchange offer was expected to provide the holders of such options with the opportunity to surrender the options for cancellation in exchange for replacement options, the terms of which were (1) different from the surrendered options with respect to the performance based and accreting exercise price options, and (2) the same as the surrendered options with respect to the time based options. The terms of the performance based and accreting exercise price options were modified in the replacement options as follows:

•
New Performance Vesting Options (which replaced the surrendered performance based options)—Beginning in fiscal 2010, the remaining unvested options vest ratably over four to six years (depending on the date of grant) instead of the three to five years remaining under the terms of the original performance based options. The remaining options continue to vest contingent upon the Company achieving certain reduced Adjusted EBITDA targets in each of those years.

•
New Extended Time Vesting Options (which replaced the surrendered accreting exercise price options)—These options were converted into time vesting options similar to the previously outstanding time based options. The exercise price reverted to $10.00 per share (i.e., the original grant date exercise price before it began accreting) and will no longer increase by 10% on an annual basis. The remaining unvested options vest ratably over four to six years (depending on the date of grant) instead of the three to five years remaining under the terms of the original accreting exercise price options.

The goal of the exchange offer was to provide employees who elected to participate with new options, the terms of which preserve the original incentive effect of the Company’s option program in light of market-wide economic conditions. In October 2009, the exchange offer was completed with all active employees electing to participate. Beginning July 2009, new option grants subsequent to, and not in connection with the exchange offer, split options into 2 categories: 1) time based options: 75% of option grants generally vesting ratably over 5 years and 2) performance based options: 25% of stock option grants generally vesting over 5 years, contingent upon the Company achieving certain Adjusted EBITDA targets in each of those years.
Prior to receiving shares of LVB common stock (whether pursuant to the exercise of LVB Options, purchased pursuant to an LVB Leveraged Award or otherwise), participants must execute a Management Stockholders’ Agreement, which provides that the shares are subject to certain transfer restrictions, put and call rights, and tag along and drag along rights (and, with respect to certain senior members of management, limited re-offer registration and preemptive rights).
The following table summarizes stock option activity for the years ended May 31, 2012, 2011 and 2010:

	Stock Options	Weighted Average Exercise Price
Outstanding, May 31, 2009	32,989,833	$10.00
Granted	4,296,500	10.00
Forfeitures	(1,999,833)	10.00
Outstanding, May 31, 2010	35,286,500	$10.00
Granted	2,274,000	10.00
Forfeitures	(2,535,875)	10.00
Outstanding, May 31, 2011	35,024,625	$10.00
Granted	2,594,500	10.00
Forfeitures	(2,867,417)	10.00
Outstanding, May 31, 2012	34,751,708	$10.00

The weighted average fair value of options granted during the years ended May 31, 2012, 2011 and 2010, was $1.76, $3.21 and $3.28, respectively. The Company estimates the fair value of each option primarily using the Black-Scholes option pricing model. Expected volatilities for grants are generally based on historical volatility of the Company’s competitors’ stock. The risk-free rates for periods within the expected life of the option are based on the U.S. Treasury yield curve in effect at the time of grant. As of May 31, 2012, there was approximately $7.8 million of unrecognized share-based compensation expense related to nonvested employee stock options granted under the Company’s plan and is expected to be recognized over a weighted average period of 1.6 years.
The fair value estimates are based on the following weighted average assumptions:

	May 31, 2012	May 31, 2011
Risk-free interest rate	0.87%	1.85%
Dividend yield	—	—
Expected volatility	30.55%	31.58%
Expected life in years	6.0	6.0

The following table summarizes information about outstanding stock options, as of May 31, 2012 and 2011, that were (a) vested and (b) exercisable:

	Outstanding Stock Options Already Vested and Expected to Vest		Options that are Exercisable
	2012	2011	2012	2011
Number of outstanding options	34,751,708	35,024,625	21,266,528	19,488,874
Weighted average remaining contractual life	6.1 years	7.1 years	5.7 years	6.8 years
Weighted average exercise price per share	$10.00	$10.00	$10.00	$10.00
Intrinsic value	—	—	—	—

Restricted Stock Units
Effective February 10, 2011, the Board of Directors of LVB adopted and approved a Restricted Stock Unit Plan (the “RSU Plan”). The purpose of the RSU Plan is to provide executives and certain key employees with the opportunity to receive stock-based performance incentives to retain qualified individuals and to align their interests with the interests of the stockholders. The maximum number of shares of common stock, par value $0.01 per share, that may be issued under the RSU Plan is 4,000,000, subject to adjustment as described in the RSU Plan. Under the terms of the RSU Plan, the Compensation Committee of the Board of Directors may grant participants restricted stock units each of which represents the right to receive one share of common stock, subject to certain vesting restrictions and risk of forfeiture. Once granted, the restricted stock units will be expensed over the required award service period. The restricted stock units vest under certain time-vesting and liquidity event conditions.
The following table summarizes RSU activity for the years ended May 31, 2012 and 2011:

	RSUs	Weighted Average Grant Date Fair Value
Outstanding at June 1, 2010	—	$—
Granted	3,835,000	10.00
Vested	—	—
Forfeited	—	—
Outstanding at May 31, 2011	3,835,000	10.00
Granted	30,000	10.00
Vested	—	—
Forfeited	(200,000)	10.00
Outstanding at May 31, 2012	3,665,000	$10.00

The restricted stock units are measured at their grant date fair value. The expense is recognized for the restricted stock units ultimately expected to vest, using the straight line method over the service period, which is estimated at approximately five years from the initial grant date for the grants made in the year ended May 31, 2011. As of May 31, 2012, there was approximately $29.3 million of unrecognized share-based compensation expense related to nonvested restricted stock units granted under the RSU Plan and is expected to be recognized over a weighted average period of 4.0 years.
Subsequent Events
On July 2, 2012, LVB launched a tender offer to eligible employees to exchange all of the stock options and restricted stock units held by such employees for new stock options and restricted stock units. Following the expiration of the tender offer on July 30, 2012, LVB accepted for exchange eligible options to purchase an aggregate of 29,532,500 shares of common stock of LVB and eligible restricted stock units underlying an aggregate of 3,665,000 shares of common stock of LVB. In accordance with the terms and conditions of the tender offer, on July 31, 2012, LVB granted 29,532,500 new options and 10,795,000 new restricted stock units in exchange for the cancellation of such tendered options and restricted stock units.
The objective of the tender offer was to provide employees who elected to participate with new options and new restricted stock units, the terms of which preserve the original incentive effect of the Company’s equity incentive programs in light of market and industry-wide economic conditions. The terms of the new stock options differed in respect to the tendered options principally with respect to:

•	Exercise Price—The exercise price for the new stock options was lowered to the current fair value of $7.88 per share.

•
Vesting Periods—All prior options that were vested as of the completion date of the tender offer remain vested. All time-vesting options which were unvested as of the completion date of the tender offer will continue to vest on the same schedule on which they were originally granted. All unvested replacement extended time vesting options and modified performance options will vest on a schedule which is generally two years longer than the original vesting schedule, but in no case will the vesting schedule be extended past 2017.

•
Performance Vesting Threshold—The new modified performance options will vest over the new vesting period if, as of the end of the Company’s most recent fiscal year ending on or prior to such vesting date, Biomet, Inc. has achieved the EBITDA target for such fiscal year determined by the Compensation Committee of the Board of Directors of the Company on or before the ninetieth (90th) day of such fiscal year and consistent with the Company’s business plan.

The terms of the new restricted stock units are different from the tendered restricted stock units with respect to the vesting schedule, performance conditions and settlement. The new restricted stock units will be granted subject to either a time-based vesting or a performance-based vesting requirement. Unlike the exchanged restricted stock units, the new restricted stock units will not vest in full on May 31, 2016 regardless of satisfaction of the vesting conditions. In addition, following the termination of employment with the Company, new restricted stock units, whether vested or unvested, will be forfeited if such employee provides services to any competitor of the Company. In addition, participants holding new restricted stock units will also receive new awards called management dividend awards representing the right to receive a cash payment. Management dividend awards vest on a one-to-one basis with each new time-based restricted stock unit. Vested management dividend awards will be paid by cash distributions promptly following each anniversary of the grant date until the earlier of an initial public offering of the Company or the fifth anniversary of the grant date, subject to withholding taxes. Upon termination of employment for any reason, management dividend awards will be forfeited. The new restricted stock units will be granted under the Company’s 2012 Restricted Stock Unit Plan, which was adopted by LVB on July 31, 2012. The maximum number of shares of common stock, par value $0.01 per share, that may be issued under the Company’s 2012 Restricted Stock Unit Plan is 14,000,000, subject to adjustment as described in the Plan.

Income Taxes	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes.
The Company applies guidance issued by the FASB for uncertainty in income taxes. The Company records the liability for unrecognized tax benefits (“UTBs”) as a long-term liability.
The Company conducts business globally and, as a result, certain of its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. In the normal course of business, the Company is subject to examinations by taxing authorities throughout the world, including major jurisdictions such as Australia, Canada, France, Germany, Japan, the Netherlands, Spain, the United Kingdom and the United States. In addition, certain state and foreign tax returns are under examination by various regulatory authorities. The Company is no longer subject to U.S. federal income tax examinations for the fiscal years prior to and including the year ended May 31, 2008.
The Company regularly reviews issues that are raised from ongoing examinations and open tax years to evaluate the adequacy of its liabilities. As the various taxing authorities continue with their audit/examination programs, the Company will adjust its reserves accordingly to reflect these settlements. As of February 28, 2013, the Company does not anticipate a significant change in its worldwide gross liabilities for unrecognized tax benefits within the succeeding twelve months.
The Company’s effective income tax rates were 9.6% and 20.9% for the three and nine months ended February 28, 2013 compared to (161.9)% and 20.9% for the three and nine months ended February 29, 2012. Primary factors in determining the effective tax rate include the mix of various jurisdictions in which profits are projected to be earned and taxed, as well as assertions regarding the expected repatriation of earnings of the Company's foreign operations. The effective tax rates for the three and nine months ended February 28, 2013 were also impacted by a non-deductible goodwill impairment charge of $233.0 million, which was treated as a non-deductible permanent difference and contributed significantly to the effective tax rate being lower than U.S. statutory tax rates. Fluctuations in effective tax rates between comparable periods also reflect the discrete tax benefit or expense of items in continuing operations that represent tax effects not attributable to current-year ordinary income. Discrete items, consisting primarily of the tax benefit associated with the reduction of net deferred tax liabilities due to the impairment of intangible assets, as well as the prospective reduction of the United Kingdom statutory corporate tax rate enacted in July 2012 and finalization of the 2011 income tax returns had the effect of increasing the effective income tax rates by 9.0% and 6.7%, respectively, in the three and nine months ended February 28, 2013. The effective income tax rates for the three and nine months ended February 29, 2012 increased by 84.4% and 18.7%, respectively, due to discrete items consisting primarily of the tax benefit associated with the reduction of net deferred tax liabilities due to the prospective reduction of corporate tax rates in Japan and the United Kingdom, restructuring-related adjustments and finalization of the 2010 income tax returns.

Income Taxes
The components of loss before income taxes are as follows:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Domestic	$(796.1)	$(238.2)	$(201.7)
Foreign	205.3	(826.4)	60.0
Total	$(590.8)	$(1,064.6)	$(141.7)

The income tax benefit is summarized as follows:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Current:
Federal	$(9.5)	$(13.3)	$3.9
State	3.0	11.1	0.9
Foreign	42.6	53.9	50.2
Subtotal	36.1	51.7	55.0
Deferred:
Federal	(83.6)	(43.1)	(98.7)
State	(0.9)	(51.2)	(15.7)
Foreign	(83.6)	(172.2)	(34.7)
Subtotal	(168.1)	(266.5)	(149.1)
Total income tax benefit	$(132.0)	$(214.8)	$(94.1)

A reconciliation of the statutory federal income tax rate to the Company’s U.S. effective tax rate is as follows:

	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
U.S. statutory income tax rate	(35.0)%	(35.0)%	(35.0)%
State taxes, net of federal deduction	(0.5)%	(0.6)%	(8.4)%
Effect of foreign taxes	(1.1)%	(2.8)%	(19.8)%
Tax credits and other carryovers	0.1%	(0.1)%	(4.3)%
Change in liability for uncertain tax positions	(3.7)%	1.7%	9.6%
Adjustment of prior estimates, net of valuation allowance	(4.1)%	5.2%	(5.6)%
Goodwill impairment	17.3%	13.9%	—%
Change in tax laws and rates	(2.6)%	(4.4)%	(7.1)%
Nondeductible / nontaxable items	(3.0)%	2.6%	7.0%
Tax on foreign earnings, net of foreign tax credits	8.9%	0.5%	(0.4)%
Other	1.4%	(1.2)%	(2.4)%
Effective tax rate	(22.3)%	(20.2)%	(66.4)%

The components of the net deferred income tax assets and liabilities at May 31, 2012 and 2011 are as follows:

(in millions)	2012	2011
Deferred income tax assets:
Accounts receivable	$22.5	$19.1
Inventories	62.8	47.5
Accrued expenses	48.9	50.1
Tax benefit of net operating losses, tax credits and other carryforwards	74.9	41.5
Future benefit of uncertain tax positions	12.1	20.3
Stock-based compensation	39.1	33.3
Swap liability	29.0	36.9
Other	0.7	33.5
Deferred income tax assets	$290.0	$282.2
Less: Valuation allowance	(45.7)	(38.1)
Total deferred income tax assets	$244.3	$244.1
Deferred income tax liabilities:
Property, plant, equipment and Intangibles	(1,390.4)	(1,642.0)
Unremitted foreign earnings	(36.6)	—
Other	(22.6)	(18.2)
Total deferred income tax liabilities	(1,449.6)	(1,660.2)
Total net deferred income tax liabilities	$(1,205.3)	$(1,416.1)

The Company’s deferred tax assets include federal, state, and foreign net operating loss carryforwards of $5.9 million, $57.1 million ($37.1 million, net of federal benefit) and $4.8 million, respectively. Federal net operating loss carryforwards available are $16.7 million, which begin to expire in 2029. The Company believes it is more likely than not that it will be able to utilize the federal net operating loss carryforwards. The state and foreign net operating loss carryforwards are from various jurisdictions with various carryforward periods.
Deferred tax assets related to tax credits and other carryforwards total $27.1 million as of May 31, 2012. This includes a deferred tax asset for foreign tax credit carryforwards in the amount of $21.3 million, which begin to expire in 2018. The Company believes it is more likely than not that it will be able to utilize the foreign tax credit carryforwards.
As of May 31, 2012, the Company has a $45.7 million valuation allowance against deferred tax assets. This valuation allowance consists of $5.6 million relating to net deferred tax assets for unrealized losses on investments and $40.1 million for net deferred tax assets related to state and foreign net operating losses that management believes, more likely than not, will not be realized.
A deferred tax liability is required to be established for the U.S. tax impact of undistributed earnings of non-U.S. subsidiaries unless management asserts that these earnings will be indefinitely reinvested outside the U.S. or will be remitted in a tax-free liquidation. During the fiscal year ended May 31, 2012, the Company accumulated additional cash of $136.7 million at its non-U.S. subsidiaries for which it has no specific plans for permanent reinvestment. This cash is expected to be repatriated to the United States in the form of a taxable distribution. Accordingly, the Company established a deferred tax liability of $36.6 million at May 31, 2012. As of May 31, 2012 and May 31, 2011, all other undistributed earnings of non-U.S. subsidiaries are considered to be permanently reinvested. It is not practicable to estimate the amount of deferred tax liability related to these permanently reinvested earnings.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	May 31, 2012	May 31, 2011	May 31, 2010
Unrecognized tax benefits, beginning of period	$90.9	$73.8	$63.1
Addition based on tax positions related to the current year	10.9	20.0	13.8
Addition (Reduction) for tax positions of prior periods	(14.8)	5.2	(2.7)
Reduction related to settlements with tax authorities	(0.1)	—	(0.2)
Reduction related to lapse of statute of limitations	(23.9)	(8.1)	(0.2)
Unrecognized tax benefits, end of period	$63.0	$90.9	$73.8

Included in the amount of unrecognized tax benefits at May 31, 2012 and 2011 are $61.5 million and $82.9 million, respectively, of tax benefits that would impact the Company’s effective tax rate, if recognized.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. Related to unrecognized tax benefits noted above, the Company accrued interest of $(1.7) million and $3.1 million during the years ended May 31, 2012 and 2011, respectively. The interest benefit for the year ended May 31, 2012 is primarily due to the reduction in accrued interest from the decrease in unrecognized tax benefits due to the lapse of statute of limitations. As of May 31, 2012 and 2011, the Company has recognized a liability for interest of $10.6 million and $12.3 million, respectively. The Company accrued and recognized an immaterial amount of penalties for the years disclosed.
The Company conducts business globally and, as a result, certain of its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. In the normal course of business, the Company is subject to examinations by taxing authorities throughout the world, including major jurisdictions such as Australia, Canada, France, Germany, Japan, Netherlands, Spain, the United Kingdom and the United States. In addition, certain state and foreign tax returns are under examination by various regulatory authorities. The Company is no longer subject to U.S. federal income tax examinations for the fiscal years prior to and including the year ended May 31, 2002, as well as May 31, 2005 through May 31, 2008.
The Company regularly reviews issues that are raised from ongoing examinations and open tax years to evaluate the adequacy of its liabilities. As the various taxing authorities continue with their audit/examination programs, the Company will adjust its reserves accordingly to reflect these settlements. As of May 31, 2012, the Company does not anticipate a significant change in its worldwide gross liabilities for unrecognized tax benefits within the succeeding twelve months.
Puerto Rico Tax Legislation
On October 25, 2010, the government of Puerto Rico passed legislation that established a new excise tax on the purchases of products manufactured in Puerto Rico, effective January 1, 2011. Puerto Rico has subsequently provided an exemption to the excise tax provided certain employment levels are met. Management anticipates meeting these employment levels and thus expects the Company to be subject to an alternative income tax rather than the excise tax. Management does not expect this new alternative income tax to have a material impact on its financial statements.
United States Tax Legislation
Congress approved, and President Obama signed into law, The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010, enacted December 17, 2010. This legislation includes temporary extensions of several business tax incentives, including the research and experimentation tax credit, the New Markets Tax Credit, 15-year straight-line cost recovery for qualified leasehold improvements, the exception for active financing income under Subpart F and look-through treatment of payments between related controlled foreign corporations. As a result, these extensions were included, where applicable, in determining the Company’s effective tax rate for the year ended May 31, 2011.

Segment Reporting	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting.
The Company operates in one reportable segment, musculoskeletal products, which includes the designing, manufacturing and marketing of large joint reconstructive; sports, extremities and trauma (“S.E.T.”); spine and bone healing; dental; and other products. Other products consist primarily of microfixation products, autologous therapies, general instruments and operating room supplies. The Company operates in various geographies. These geographic markets are comprised of the United States, Europe and International. Major markets included in the International geographic market are Canada, South America, Mexico and the Asia Pacific region.
Net sales by product category for the three and nine months ended February 28, 2013 and February 29, 2012 were as follows:

	Nine Months Ended
(in millions)	February 28, 2013	February 29, 2012(1)
Net sales by product:
Large Joint Reconstructive	$1,261.1	$1,259.2
S.E.T.	440.9	263.4
Spine & Bone Healing	224.3	224.9
Dental	188.5	198.5
Other	154.2	152.6
Total	$2,269.0	$2,098.6
 ______________________

(1)	Certain amounts have been adjusted to conform to the current presentation. The current presentation aligns with how the Company presently manages and markets its products.
Net sales by geography for the three and nine months ended February 28, 2013 and February 29, 2012 were as follows:

	Nine Months Ended
(in millions)	February 28, 2013	February 29, 2012
Net sales by geography:
United States	$1,395.9	$1,273.8
Europe	521.5	520.3
International(1)	351.6	304.5
Total	$2,269.0	$2,098.6
 _____________________

(1)	International primarily includes Canada, South America, Mexico and the Asia Pacific region.
Long-term assets by geography as of February 28, 2013 and May 31, 2012 were as follows:

(in millions)	February 28, 2013	May 31, 2012
Long-term assets (1) by geography:
United States	$6,388.2	$6,817.5
Europe	893.3	722.7
International	987.8	1,098.2
Total	$8,269.3	$8,638.4
 _____________________

(1)	Defined as property, plant and equipment, intangibles and goodwill.

Segment Reporting.
The Company operates in one reportable segment, musculoskeletal products, which includes the designing, manufacturing and marketing of large joint reconstructive; sports, extremities and trauma (“S.E.T.”); spine & bone healing; dental and other products. Other products consist primarily of microfixation products, autologous therapies, general instruments and operating room supplies. The Company operates in various geographies. These geographic markets are comprised of the United States, Europe and International. Major markets included in the International geographic market are Canada, South America, Mexico and the Asia Pacific region.
Net sales by product category for the years ended May 31, 2012, 2011 and 2010 were as follows:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011(1)	Year Ended May 31, 2010(1)
Net sales by product:
Large Joint Reconstructive	$1,698.8	$1,630.6	$1,615.7
Sports, Extremities, Trauma (S.E.T.)	354.4	312.3	283.7
Spine & Bone Healing	314.0	327.4	345.3
Dental	267.7	269.5	265.2
Other	203.2	192.4	188.1
Total	$2,838.1	$2,732.2	$2,698.0

(1)
New product categories were adopted in order to more closely represent the way the Company reports sales and markets products. Certain amounts have been reclassified to conform to the current presentation.

Net sales by geography for the years ended May 31, 2012, 2011 and 2010 were as follows:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010(1)
Net sales by geography:
United States	$1,713.3	$1,659.2	$1,644.1
Europe	702.7	697.8	724.5
International(2)	422.1	375.2	329.4
Total	$2,838.1	$2,732.2	$2,698.0

(1)
Certain amounts have been adjusted to conform to the current presentation. Specifically, International net sales increased, and Europe net sales decreased, $4.3 million for the year ended May 31, 2010. The current presentation aligns with how the Company presently manages and markets its products.

(2)	International primarily includes Canada, South America, Mexico and the Asia Pacific region.
Long-term assets by geography as of May 31, 2012 and 2011 were as follows:

(in millions)	May 31, 2012	May 31, 2011
Long-term assets (1) by geography:
United States	$6,817.5	$7,199.7
Europe	722.7	1,233.7
International	1,098.2	1,209.5
Total	$8,638.4	$9,642.9

(1)	Defined as property, plant and equipment, intangibles and goodwill.

Guarantor and Non-Guarantor Financial Statements	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Guarantees [Abstract]
Guarantor and Non-Guarantor Financial Statements
Guarantor and Non-Guarantor Financial Statements.
Each of Biomet’s existing wholly owned domestic subsidiaries fully, unconditionally, jointly, and severally guarantee the senior notes on a senior unsecured basis and the senior subordinated notes on a senior subordinated unsecured basis, in each case to the extent such subsidiaries guarantee Biomet’s senior secured cash flow facilities. Certain amounts reported in the prior year elimination column have been corrected to more accurately reflect the allocation of intercompany profit between the guarantor and the non-guarantor subsidiaries and to conform to the current period presentation. The Company believes such amounts are immaterial. LVB is neither an issuer nor guarantor of the notes described in Note 7.

The following financial information presents the composition of the combined guarantor subsidiaries:
CONDENSED CONSOLIDATING BALANCE SHEETS

	February 28, 2013
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$39.1	$178.3	$—	$217.4
Accounts receivable, net	—	270.0	275.9	—	545.9
Income tax receivable	—	1.3	3.1	—	4.4
Inventories, net	—	285.6	357.7	—	643.3
Deferred income taxes	—	47.3	14.8	—	62.1
Prepaid expenses and other	—	45.5	84.4	—	129.9
Total current assets	—	688.8	914.2	—	1,603.0
Property, plant and equipment, net	—	349.7	329.7	—	679.4
Investments	—	10.6	11.5	—	22.1
Investment in subsidiaries	8,285.6	—	—	(8,285.6)	—
Intangible assets, net	—	2,947.7	714.7	—	3,662.4
Goodwill	—	3,104.5	823.0	—	3,927.5
Other assets	—	93.5	13.8	—	107.3
Total assets	$8,285.6	$7,194.8	$2,806.9	$(8,285.6)	$10,001.7
Liabilities & Shareholder’s Equity
Current liabilities:
Current portion of long-term debt	$33.4	$—	$1.1	$—	$34.5
Accounts payable	—	44.1	43.1	—	87.2
Accrued interest	43.8	—	0.1	—	43.9
Accrued wages and commissions	—	70.6	59.8	—	130.4
Other accrued expenses	—	123.9	65.1	—	189.0
Total current liabilities	77.2	238.6	169.2	—	485.0
Long-term debt	5,942.4	—	1.5	—	5,943.9
Deferred income taxes	—	919.9	181.0	—	1,100.9
Other long-term liabilities	—	148.0	57.9	—	205.9
Total liabilities	6,019.6	1,306.5	409.6	—	7,735.7
Shareholder’s equity	2,266.0	5,888.3	2,397.3	(8,285.6)	2,266.0
Total liabilities and shareholder’s equity	$8,285.6	$7,194.8	$2,806.9	$(8,285.6)	$10,001.7

	May 31, 2012
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$190.1	$302.3	$—	$492.4
Accounts receivable, net	—	227.6	264.0	—	491.6
Investments	—	—	2.5	—	2.5
Income tax receivable	—	2.1	2.9	—	5.0
Inventories, net	—	288.7	254.5	—	543.2
Deferred income taxes	—	42.3	10.2	—	52.5
Prepaid expenses and other	—	48.8	75.3	—	124.1
Total current assets	—	799.6	911.7	—	1,711.3
Property, plant and equipment, net	—	320.1	273.5	—	593.6
Investments	—	10.1	3.8	—	13.9
Investment in subsidiaries	8,562.9	—	—	(8,562.9)	—
Intangible assets, net	—	3,239.3	691.1	—	3,930.4
Goodwill	—	3,271.4	843.0	—	4,114.4
Other assets	—	45.6	11.2	—	56.8
Total assets	$8,562.9	$7,686.1	$2,734.3	$(8,562.9)	$10,420.4
Liabilities & Shareholder’s Equity
Current liabilities:
Current portion of long-term debt	$34.3	$—	$1.3	$—	$35.6
Accounts payable	—	71.5	44.7	—	116.2
Accrued interest	56.5	—	—	—	56.5
Accrued wages and commissions	—	69.5	52.5	—	122.0
Other accrued expenses	—	106.1	74.1	—	180.2
Total current liabilities	90.8	247.1	172.6	—	510.5
Long-term debt	5,790.0	—	2.2	—	5,792.2
Deferred income taxes	—	1,065.7	192.1	—	1,257.8
Other long-term liabilities	—	131.6	46.2	—	177.8
Total liabilities	5,880.8	1,444.4	413.1	—	7,738.3
Shareholder’s equity	2,682.1	6,241.7	2,321.2	(8,562.9)	2,682.1
Total liabilities and shareholder’s equity	$8,562.9	$7,686.1	$2,734.3	$(8,562.9)	$10,420.4

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Nine Months Ended February 28, 2013
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,438.6	$830.4	$—	$2,269.0
Cost of sales	—	551.1	184.9	—	736.0
Gross profit	—	887.5	645.5	—	1,533.0
Goodwill and intangible asset impairment charge	—	269.0	65.1	—	334.1
Operating expenses	—	908.3	315.8	—	1,224.1
Operating income (loss)	—	(289.8)	264.6	—	(25.2)
Other (income) expense, net	479.0	5.1	(0.9)	—	483.2
Income (loss) before income taxes	(479.0)	(294.9)	265.5	—	(508.4)
Tax expense (benefit)	(182.0)	(112.1)	187.9	—	(106.2)
Equity in earnings of subsidiaries	(105.2)	—	—	105.2	—
Net income (loss)	$(402.2)	$(182.8)	$77.6	$105.2	$(402.2)
Other comprehensive income (loss)	$5.9	$—	$(52.6)	$—	$(46.7)
Total comprehensive income (loss)	$(396.3)	$(182.8)	$25.0	$105.2	$(448.9)

	Nine Months Ended February 29, 2012
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,316.1	$782.5	$—	$2,098.6
Cost of sales	—	368.7	301.2	—	669.9
Gross profit	—	947.4	481.3	—	1,428.7
Operating expenses	—	763.4	380.7	—	1,144.1
Operating income (loss)	—	184.0	100.6	—	284.6
Other (income) expense, net	360.6	1.5	10.6	—	372.7
Income (loss) before income taxes	(360.6)	182.5	90.0	—	(88.1)
Tax expense (benefit)	(115.1)	69.3	27.4	—	(18.4)
Equity in earnings of subsidiaries	175.8	—	—	(175.8)	—
Net income (loss)	$(69.7)	$113.2	$62.6	$(175.8)	$(69.7)
Other comprehensive income (loss)	$17.4	$—	$(22.7)	$—	$(5.3)
Total comprehensive income (loss)	$(52.3)	$113.2	$39.9	$(175.8)	$(75.0)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Nine Months Ended February 28, 2013
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$(232.3)	$246.9	$154.0	$105.2	$273.8
Capital expenditures	—	(69.4)	(80.3)	—	(149.7)
Acquisitions, net of cash acquired - Trauma Acquisition	—	(277.5)	(2.5)	—	(280.0)
Other	354.1	(50.9)	(202.1)	(105.2)	(4.1)
Cash flows provided by (used in) investing activities	354.1	(397.8)	(284.9)	(105.2)	(433.8)
Proceeds under asset based revolver	80.0	—	—	—	80.0
Payments under asset based revolver	(80.0)	—	—	—	(80.0)
Proceeds from senior notes due 2020 and term loans	3,396.2	—	—	—	3,396.2
Tender/retirement of senior notes due 2017 and term loans	(3,423.0)	—	—	—	(3,423.0)
Payment of fees related to refinancing activities	(77.8)	—	—	—	(77.8)
Other	(17.2)	(0.1)	(9.0)	—	(26.3)
Cash flows used in financing activities	(121.8)	(0.1)	(9.0)	—	(130.9)
Effect of exchange rate changes on cash	—	—	15.9	—	15.9
Decrease in cash and cash equivalents	—	(151.0)	(124.0)	—	(275.0)
Cash and cash equivalents, beginning of period	—	190.1	302.3	—	492.4
Cash and cash equivalents, end of period	$—	$39.1	$178.3	$—	$217.4

	Nine Months Ended February 29, 2012
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$0.2	$333.1	$133.8	$(175.8)	$291.3
Proceeds from sales/maturities of investments	—	33.7	8.3	—	42.0
Capital expenditures	—	(60.3)	(62.4)	—	(122.7)
Other	27.6	(265.1)	60.7	175.8	(1.0)
Cash flows provided by (used in) investing activities	27.6	(291.7)	6.6	175.8	(81.7)
Cash flows used in financing activities	(27.8)	—	(1.1)	—	(28.9)
Effect of exchange rate changes on cash	—	—	(12.5)	—	(12.5)
Increase in cash and cash equivalents	—	41.4	126.8	—	168.2
Cash and cash equivalents, beginning of period	—	176.4	151.4	—	327.8
Cash and cash equivalents, end of period	$—	$217.8	$278.2	$—	$496.0

Guarantor and Non-guarantor Financial Statements.
Each of Biomet, Inc.’s existing wholly owned domestic subsidiaries fully, unconditionally, jointly, and severally guarantee the senior cash pay and PIK toggle notes on a senior unsecured basis and the senior subordinated notes on a senior subordinated unsecured basis, in each case to the extent such subsidiaries guarantee Biomet, Inc.’s senior secured cash flow facilities. Certain amounts reported in the prior year elimination column have been corrected to more accurately reflect the allocation of intercompany profit between the guarantor and the non-guarantor subsidiaries and to conform to the current period presentation. The Company believes such amounts are immaterial. LVB Acquisition, Inc. is neither an issuer nor guarantor of the notes described in Note 6.
The following financial information illustrates the composition of the combined guarantor subsidiaries:
CONDENSED CONSOLIDATING BALANCE SHEETS

	May 31, 2012
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$190.1	$302.3	$—	$492.4
Accounts receivable, net	—	227.6	264.0	—	491.6
Investments	—	—	2.5	—	2.5
Income tax receivable	—	2.1	2.9	—	5.0
Inventories, net	—	288.7	254.5	—	543.2
Deferred income taxes	—	42.3	10.2	—	52.5
Prepaid expenses and other	—	48.8	75.3	—	124.1
Total current assets	—	799.6	911.7	—	1,711.3
Property, plant and equipment, net	—	320.1	273.5	—	593.6
Investments	—	10.1	3.8	—	13.9
Investment in subsidiaries	8,562.9	—	—	(8,562.9)	—
Intangible assets, net	—	3,239.3	691.1	—	3,930.4
Goodwill	—	3,271.4	843.0	—	4,114.4
Other assets	—	45.6	11.2	—	56.8
Total assets	$8,562.9	$7,686.1	$2,734.3	$(8,562.9)	$10,420.4

Liabilities & Shareholder’s Equity
Current liabilities:
Current portion of long-term debt	$34.3	$—	$1.3	$—	$35.6
Accounts payable	—	71.5	44.7	—	116.2
Accrued interest	56.5	—	—	—	56.5
Accrued wages and commissions	—	69.5	52.5	—	122.0
Other accrued expenses	—	106.1	74.1	—	180.2
Total current liabilities	90.8	247.1	172.6	—	510.5
Long-term debt	5,790.0	—	2.2	—	5,792.2
Deferred income taxes	—	1,065.7	192.1	—	1,257.8
Other long-term liabilities	—	131.6	46.2	—	177.8
Total liabilities	5,880.8	1,444.4	413.1	—	7,738.3
Shareholder’s equity	2,682.1	6,241.7	2,321.2	(8,562.9)	2,682.1
Total liabilities and shareholder’s equity	$8,562.9	$7,686.1	$2,734.3	$(8,562.9)	$10,420.4

	May 31, 2011
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$176.4	$151.4	$—	$327.8
Accounts receivable, net	—	221.6	258.5	—	480.1
Investments	—	33.4	8.0	—	41.4
Income tax receivable	—	4.1	1.3	—	5.4
Inventories, net	—	292.1	290.4	—	582.5
Deferred income taxes	—	60.3	11.2	—	71.5
Prepaid expenses and other	—	57.1	52.6	—	109.7
Total current assets	—	845.0	773.4	—	1,618.4
Property, plant and equipment, net	—	332.2	306.2	—	638.4
Investments	—	10.0	23.1	—	33.1
Investment in subsidiaries	9,253.9	—	—	(9,253.9)	—
Intangible assets, net	—	3,416.6	1,117.8	—	4,534.4
Goodwill	—	3,460.8	1,009.3	—	4,470.1
Other assets	—	56.3	6.3	—	62.6
Total assets	$9,253.9	$8,120.9	$3,236.1	$(9,253.9)	$11,357.0

Liabilities & Shareholder’s Equity
Current liabilities:
Current portion of long-term debt	$35.9	$—	$1.5	$—	$37.4
Accounts payable	—	48.1	43.0	—	91.1
Accrued interest	64.1	—	—	—	64.1
Accrued wages and commissions	—	56.7	48.3	—	105.0
Other accrued expenses	—	153.5	88.3	—	241.8
Total current liabilities	100.0	258.3	181.1	—	539.4
Long-term debt	5,978.8	—	4.1	—	5,982.9
Deferred income taxes	—	1,126.1	361.5	—	1,487.6
Other long-term liabilities	—	130.8	41.2	—	172.0
Total liabilities	6,078.8	1,515.2	587.9	—	8,181.9
Shareholder’s equity	3,175.1	6,605.7	2,648.2	(9,253.9)	3,175.1
Total liabilities and shareholder’s equity	$9,253.9	$8,120.9	$3,236.1	$(9,253.9)	$11,357.0

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Year Ended May 31, 2012
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,769.8	$1,068.3	$—	$2,838.1
Cost of sales	—	491.9	402.5	—	894.4
Gross profit	—	1,277.9	665.8	—	1,943.7
Goodwill and intangible asset impairment charge	—	264.3	265.5	—	529.8
Operating expenses	—	1,023.7	483.6	—	1,507.3
Operating income (loss)	—	(10.1)	(83.3)	—	(93.4)
Other (income) expense, net	477.1	3.1	17.2	—	497.4
Income (loss) before income taxes	(477.1)	(13.2)	(100.5)	—	(590.8)
Tax expense (benefit)	(181.3)	86.8	(37.5)	—	(132.0)
Equity in earnings of subsidiaries	(163.0)	—	—	163.0	—
Net income (loss)	$(458.8)	$(100.0)	$(63.0)	$163.0	$(458.8)
Other comprehensive income (loss)	$13.1	$—	$(62.0)	$—	$(48.9)
Total comprehensive income (loss)	$(445.7)	$(100.0)	$(125.0)	$163.0	$(507.7)

	Year Ended May 31, 2011
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,716.5	$1,015.7	$—	$2,732.2
Cost of sales	—	399.7	439.0	—	838.7
Gross profit	—	1,316.8	576.7	—	1,893.5
Goodwill and intangible asset impairment charge	—	—	941.4	—	941.4
Operating expenses	—	1,002.3	526.7	—	1,529.0
Operating income (loss)	—	314.5	(891.4)	—	(576.9)
Other (income) expense, net	493.9	(9.8)	3.6	—	487.7
Income (loss) before income taxes	(493.9)	324.3	(895.0)	—	(1,064.6)
Tax expense (benefit)	(187.2)	101.0	(128.6)	—	(214.8)
Equity in earnings of subsidiaries	(543.1)	—	—	543.1	—
Net income (loss)	$(849.8)	$223.3	$(766.4)	$543.1	$(849.8)
Other comprehensive income (loss)	$19.5	$(4.0)	$266.9	$—	$282.4
Total comprehensive income (loss)	$(830.3)	$219.3	$(499.5)	$543.1	$(567.4)

	Year Ended May 31, 2010
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,710.4	$987.6	$—	$2,698.0
Cost of sales	—	405.2	414.7	—	819.9
Gross profit	—	1,305.2	572.9	—	1,878.1
Operating expenses	—	996.4	525.1	—	1,521.5
Operating income (loss)	—	308.8	47.8	—	356.6
Other (income) expense, net	514.1	(4.0)	(11.8)	—	498.3
Income (loss) before income taxes	(514.1)	312.8	59.6	—	(141.7)
Tax expense (benefit)	(200.5)	98.5	7.9	—	(94.1)
Equity in earnings of subsidiaries	266.0	—	—	(266.0)	—
Net income (loss)	$(47.6)	$214.3	$51.7	$(266.0)	$(47.6)
Other comprehensive income (loss)	$11.3	$1.8	$(93.0)	$—	$(79.9)
Total comprehensive income (loss)	$(36.3)	$216.1	$(41.3)	$(266.0)	$(127.5)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended May 31, 2012
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$(455.6)	$384.7	$285.2	$163.0	$377.3
Proceeds from sales/maturities of investments	—	42.1	—	—	42.1
Capital expenditures	—	(89.9)	(89.4)	—	(179.3)
Other	492.3	(323.2)	(12.9)	(163.0)	(6.8)
Cash flows provided by (used in) investing activities	492.3	(371.0)	(102.3)	(163.0)	(144.0)
Payments under senior secured credit facilities	(35.4)	—	—	—	(35.4)
Other	(1.3)	—	(1.4)	—	(2.7)
Cash flows used in financing activities	(36.7)	—	(1.4)	—	(38.1)
Effect of exchange rate changes on cash	—	—	(30.6)	—	(30.6)
Increase in cash and cash equivalents	—	13.7	150.9	—	164.6
Cash and cash equivalents, beginning of period	—	176.4	151.4	—	327.8
Cash and cash equivalents, end of period	$—	$190.1	$302.3	$—	$492.4

	Year Ended May 31, 2011
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$(844.6)	$432.7	$244.9	$543.1	$380.1
Proceeds from sales/maturities of investments	—	59.3	—	—	59.3
Purchases of investments	—	(78.7)	—	—	(78.7)
Capital expenditures	—	(81.4)	(92.6)	—	(174.0)
Other	894.3	(263.0)	(99.8)	(543.1)	(11.6)
Cash flows provided by (used in) investing activities	894.3	(363.8)	(192.4)	(543.1)	(205.0)
Payments under senior secured credit facilities	(34.8)	—	—	—	(34.8)
Other	(14.9)	—	(1.7)	—	(16.6)
Cash flows used in financing activities	(49.7)	—	(1.7)	—	(51.4)
Effect of exchange rate changes on cash	—	—	15.0	—	15.0
Increase in cash and cash equivalents	—	72.9	65.8	—	138.7
Cash and cash equivalents, beginning of period	—	103.5	85.6	—	189.1
Cash and cash equivalents, end of period	$—	$176.4	$151.4	$—	$327.8

	Year Ended May 31, 2010
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$(40.0)	$457.2	$170.3	$(266.0)	$321.5
Capital expenditures	—	(94.7)	(91.7)	—	(186.4)
Other	151.4	(437.9)	24.9	266.0	4.4
Cash flows provided by (used in) investing activities	151.4	(532.6)	(66.8)	266.0	(182.0)
Payments under revolving credit agreements	(65.2)	—	(68.9)	—	(134.1)
Payments under senior secured credit facilities	(35.8)	—	—	—	(35.8)
Other	(10.4)	—	20.4	—	10.0
Cash flows used in financing activities	(111.4)	—	(48.5)	—	(159.9)
Effect of exchange rate changes on cash	—	—	(6.1)	—	(6.1)
Increase (decrease) in cash and cash equivalents	—	(75.4)	48.9	—	(26.5)
Cash and cash equivalents, beginning of period	—	178.9	36.7	—	215.6
Cash and cash equivalents, end of period	$—	$103.5	$85.6	$—	$189.1

Restructuring	12 Months Ended
May 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring
The Company recorded $17.9 million, $10.0 million and $6.2 million in employee severance costs during the years ended May 31, 2012, 2011 and 2010, respectively. The expense during fiscal 2012 resulted primarily from the global reconstructive products reorganization program and the planned closure of the Swindon, United Kingdom manufacturing facility. The expense during fiscal 2011 resulted primarily from the transition of our trauma hardware business from our Parsippany, New Jersey operations to our Warsaw, Indiana-based U.S. Orthopedics division. The expense during fiscal 2010 resulted primarily from the global cost savings program to better manage the Company’s cost base in response to the slowdown in consumer spending which was negatively affecting sales and operating margins that was initiated in fiscal 2009. These restructuring charges were recorded within cost of sales, selling, general and administrative expense, and research and development expense and other accrued expenses. A summary of the severance and benefit costs in the periods presented is as follows:

(in millions)	Employee Severance and Benefit Costs
Restructuring Accrual:
Balance at May 31, 2009	$5.6
Costs incurred and charged to expense	6.2
Costs paid or otherwise settled	(8.6)
Non-cash adjustments (1)	(0.4)
Balance at May 31, 2010	2.8
Costs incurred and charged to expense	10.0
Costs paid or otherwise settled	(7.0)
Non-cash adjustments (1)	0.1
Balance at May 31, 2011	5.9
Costs incurred and charged to expense	17.9
Costs paid or otherwise settled	(14.2)
Non-cash adjustments (1)	(1.7)
Balance at May 31, 2012	$7.9

(1)	Primarily related to foreign currency fluctuations.

Contingencies	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Contingencies.
The Company is involved in various proceedings, legal actions and claims arising in the normal course of business, including proceedings related to product liability, governmental investigations, intellectual property, commercial litigation and other matters. The outcomes of these matters will generally not be known for an extended period of time. In certain of the legal proceedings, the claimants seek damages, as well as other compensatory relief, which could result in the payment of significant claims and settlements. For legal matters for which management has sufficient information to reasonably estimate the Company’s future obligations, a liability representing management’s best estimate of the probable cost, or the minimum of the range of probable losses when a best estimate within the range is not known, for the resolution of these legal matters is recorded. The estimates are based on consultation with legal counsel, previous settlement experience and settlement strategies. The Company’s accrual for contingencies at February 28, 2013 and May 31, 2012 of $49.1 million and $25.5 million, respectively, primarily relate to certain product liability claims and the Massachusetts U.S. Department of Justice EBI products investigation described below.
Other than the Massachusetts U.S. Department of Justice EBI products investigation and certain product liability claims, for which the estimated loss is included in the accrual referenced above, given the relatively early stages of the other governmental investigations and other product liability claims described below, and the complexities involved in these matters, the Company is unable to estimate a possible loss or range of possible loss for such matters until the Company knows, among other factors, (i) what claims, if any will survive dispositive motion practice, (ii) the extent of the claims, including the size of any potential class, particularly when damages are not specified or are indeterminate, (iii) how the discovery process will affect the litigation, (iv) the settlement posture of the other parties to the litigation and (v) any other factors that may have a material effect on the litigation.
U.S. Department of Justice Consulting Agreement Investigation
On September 27, 2007, Biomet entered into a Deferred Prosecution Agreement with the U.S. Attorney’s Office for the District of New Jersey. The agreement concluded the government’s investigation into whether consulting agreements between the largest orthopedic manufacturers and orthopedic surgeons who use joint reconstruction and replacement products may have violated the federal Anti-Kickback Statute.
Through the agreement, the U.S. Attorney’s Office agreed not to prosecute Biomet in connection with this matter, provided that Biomet satisfied its obligations under the agreement over the 18 months following the date of the Deferred Prosecution Agreement. The agreement called for the appointment of an independent monitor to review Biomet’s compliance with the agreement, particularly in relation to its consulting agreements. On March 27, 2009, the Deferred Prosecution Agreement expired and the complaint was dismissed with prejudice.
As part of the resolution of this matter, Biomet also entered into a Corporate Integrity Agreement with the Office of the Inspector General of the U.S. Department of Health and Human Services. The agreement requires the Company for five years subsequent to September 27, 2007 to continue to adhere to its Code of Business Conduct and Ethics and certain other provisions, including reporting requirements. Biomet submitted its final report under the Corporate Integrity Agreement with the Office of the Inspector General ("OIG-HHS") and received confirmation in January 2013 from OIG-HHS that its obligations under the agreement have terminated.
U.S. Department of Justice EBI Products Investigations and Other Matters
In February 2010, Biomet received a subpoena from the Office of the Inspector General of the U.S. Department of Health and Human Services requesting various documents relating to agreements or arrangements between physicians and the Company’s Interpore Cross subsidiary for the period from 1999 through the present and the marketing and sales activities associated with Interpore Cross’ spinal products. Biomet is cooperating with the request of the Office of the Inspector General. The Company can make no assurances as to the time or resources that will be needed to devote to this inquiry or its final outcome.
In April 2009, Biomet received an administrative subpoena from the U.S. Attorney’s Office for the District of Massachusetts requesting various documents relating primarily to the Medicare reimbursement of and certain business practices related to the Company’s EBI subsidiary’s non-invasive bone growth stimulators. It is the Company’s understanding that competitors in the non-invasive bone growth stimulation market received similar subpoenas. The Company received subsequent subpoenas in connection with the investigation in September 2009, June 2010, February 2011 and March 2012 along with several informal requests for information. Biomet has produced responsive documents and is fully cooperating in the investigation.

In April 2009, the Company became aware of a qui tam complaint alleging violations of the federal and various state False Claims Acts filed in the United States District Court for the District of Massachusetts, where it is currently pending. Biomet, Parent, and several of the Company’s competitors in the non-invasive bone growth stimulation market were named as defendants in this action. The allegations in the complaint are similar in nature to certain categories of requested documents in the above-referenced administrative subpoenas. The U.S. government has not intervened in the action. The Company is vigorously defending this matter and intends to continue to do so.
U.S. Department of Justice Civil Division Investigation
In September 2010, Biomet received a Civil Investigative Demand (“CID”) issued by the U.S. Department of Justice—Civil Division pursuant to the False Claims Act. The CID requests that the Company provide documents and testimony related to allegations that Biomet, OtisMed Corp. and Stryker Corp. have violated the False Claims Act relating to the marketing of, and payment submissions for, OtisMed’s OtisKnee™ (a registered trademark of OtisMed) knee replacement system. The Company has produced responsive documents and is fully cooperating in the investigation.
U.S. Securities and Exchange Commission (“SEC”) Informal Investigation
On September 25, 2007, Biomet received a letter from the SEC informing the Company that it is conducting an informal investigation regarding possible violations of the Foreign Corrupt Practices Act in the sale of medical devices in certain foreign countries by companies in the medical devices industry. The Foreign Corrupt Practices Act prohibits U.S. companies and their officers, directors, employees, or shareholders acting on their behalf and agents from offering, promising, authorizing or making payments to foreign officials for the purpose of obtaining or retaining business abroad or otherwise obtaining favorable treatment and this law requires companies to maintain records which fairly and accurately reflect transactions and to maintain internal accounting controls. In many countries, hospitals and clinics are government-owned and healthcare professionals employed by such hospitals and clinics, with whom the Company regularly interacts, may meet the definition of a foreign official for purposes of the Foreign Corrupt Practices Act. On November 9, 2007, the Company received a letter from the Department of Justice requesting any information provided to the SEC be provided to the Department of Justice on a voluntary basis.
On March 26, 2012, Biomet entered into a Deferred Prosecution Agreement (“DPA”) with the U.S. Department of Justice (“DOJ”) and a Consent to Final Judgment (“Consent Agreement”) with the SEC related to these investigations by the DOJ and the SEC. Pursuant to the DPA, the DOJ has agreed not to prosecute the Company in connection with this matter, provided that the Company satisfies its obligations under the agreement over the next three years. In addition, pursuant to the terms of the DPA, an independent external compliance monitor has been appointed to review the Company’s compliance with the DPA, particularly in relation to the Company’s international sales practices, for at least the first 18 months of the three year term of the DPA. The Company also agreed to pay a monetary penalty of $17.3 million to resolve the charges brought by the DOJ, which was paid in the fourth quarter of fiscal year 2012. The terms of the DPA and the associated monetary penalty reflect the Company’s full cooperation throughout the investigation.
The Company contemporaneously reached a Consent Agreement with the SEC to settle civil claims related to this matter. As part of the Consent Agreement, Biomet agreed to the SEC’s entry of a Final Judgment requiring Biomet to disgorge profits and pay prejudgment interest in the aggregate amount of $5.6 million, which was paid in the fourth quarter of fiscal year 2012.
Product Liability
The Company has received claims for personal injury associated with its metal-on-metal hip products. The pre-trial management of certain of these claims has been consolidated in a federal court in South Bend, Indiana. Certain other claims are pending in various state courts. The Company believes the number of claims continues to increase incrementally due to the negative publicity regarding metal-on-metal hip products generally. The Company believes it has data that supports the efficacy and safety of its metal-on-metal hip products, and the Company intends to vigorously defend itself in these matters. The Company currently accounts for these claims in accordance with its standard product liability accrual methodology on a case by case basis. Given the substantial or indeterminate amounts sought in these matters, and the inherent unpredictability of such matters, an adverse outcome in these matters in excess of the amounts included in the Company's accrual for contingencies could have a material adverse effect on our financial condition, results of operations and cash flow.
Future revisions in the Company’s estimates of these provisions could materially impact its results of operations and financial position. The Company uses the best information available to determine the level of accrued product liabilities, and the Company believes its accruals are adequate. The Company has maintained product liability insurance coverage for a number of years on a claims-made basis. All such insurers have been placed on notice of these claims. To date, the insurance companies have neither accepted nor denied coverage, and an issue may arise as to which policy or policies are to respond. The amounts incurred to date in connection with these claims have not exceeded the Company’s self-insured retention(s).

Other Matters
In January 2009, Heraeus Kulzer GmbH initiated legal proceedings in Germany against Biomet and its subsidiary, Biomet Europe BV, alleging that the Company and Biomet Europe BV misappropriated Heraeus Kulzer trade secrets when developing its current lines of European bone cements, which were first marketed in 2005. The lawsuit seeks damages in excess of €30 million and injunctive relief to preclude the Company from producing its current line of European bone cements. On December 20, 2012, the trial court ruled that Biomet did not misappropriate trade secrets and consequently dismissed Biomet, Biomet Europe BV, Biomet Deutschland GmbH and other defendants from the lawsuit. Biomet Orthopaedics Switzerland GmbH (“Biomet Switzerland”) remains as the only defendant in the lawsuit and the trial court has ruled that Heraeus Kulzer will not be permitted to review certification materials of Biomet Switzerland for purposes of determining whether there is any evidence that would support a claim of trade secret misappropriation by that entity. The trial court’s decision remains subject to appeal by Heraeus Kulzer and the Company is continuing to vigorously defend this matter.
There are various other claims, lawsuits, disputes with third parties, investigations and pending actions involving various allegations against the Company incident to the operation of its business, principally product liability and intellectual property cases. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be resolved unfavorably to the Company. The Company accrues for losses that are deemed to be probable and subject to reasonable estimate.
Based on the advice of the Company’s counsel in these matters, it is unlikely that the resolution of any of these matters and any liabilities in excess of amounts provided will be material to the Company’s financial position, results of operations or cash flows.

Contingencies.
The Company is involved in various proceedings, legal actions and claims arising in the normal course of business, including proceedings related to product liability, governmental investigations, intellectual property, commercial litigation and other matters. The outcomes of these matters will generally not be known for an extended period of time. In certain of the legal proceedings, the claimants seek damages, as well as other compensatory relief, which could result in the payment of significant claims and settlements. For legal matters for which management has sufficient information to reasonably estimate the Company’s future obligations, a liability representing management’s best estimate of the probable cost, or the minimum of the range of probable losses when a best estimate within the range is not known, for the resolution of these legal matters is recorded. The estimates are based on consultation with legal counsel, previous settlement experience and settlement strategies. The Company’s accrual for contingencies at May 31, 2012 and May 31, 2011 of $25.5 million and $30.6 million, respectively, primarily relate to product liability claims, the Massachusetts U.S. Department of Justice EBI products investigation and the Foreign Corrupt Practices Act (“FCPA”) investigation discussed below for which the Company is subject to self-insured limits and has estimated a probable settlement amount, and in the case of the FCPA investigation has settled as described below.
Note 16—Contingencies, Continued.
Based on the advice of the Company’s counsel in these matters, it is unlikely that the resolution of any of these matters and any liabilities in excess of amounts provided will be material to the Company’s financial position, results of operations or cash flows.
Other than the Massachusetts U.S. Department of Justice EBI products investigation, for which the estimated loss is included in the accrual referenced above, given the relatively early stages of the other governmental investigations described below and the preliminary nature of the trade secret litigation discussed below, and the complexities involved in these matters, the Company is unable to estimate a possible loss or range of possible loss for such matters until the Company knows, among other factors, (i) what claims, if any will survive dispositive motion practice, (ii) the extent of the claims, including the size of any potential class, particularly when damages are not specified or are indeterminate, (iii) how the discovery process will affect the litigation, (iv) the settlement posture of the other parties to the litigation and (v) any other factors that may have a material effect on the litigation.
U.S. Department of Justice Consulting Agreement Investigation
On September 27, 2007, Biomet entered into a Deferred Prosecution Agreement with the U.S. Attorney’s Office for the District of New Jersey. The agreement concluded the government’s investigation into whether consulting agreements between the largest orthopedic manufacturers and orthopedic surgeons who use joint reconstruction and replacement products may have violated the federal Anti-Kickback Statute.
Through the agreement, the U.S. Attorney’s Office agreed not to prosecute Biomet in connection with this matter, provided that Biomet satisfied its obligations under the agreement over the 18 months following the date of the Deferred Prosecution Agreement. The agreement called for the appointment of an independent monitor to review Biomet’s compliance with the agreement, particularly in relation to its consulting agreements. On March 27, 2009, the Deferred Prosecution Agreement expired and the complaint was dismissed with prejudice.
As part of the resolution of this matter, Biomet also entered into a Corporate Integrity Agreement with the Office of the Inspector General of the U.S. Department of Health and Human Services. The agreement requires the Company for five years subsequent to September 27, 2007 to continue to adhere to its Code of Business Conduct and Ethics and certain other provisions, including reporting requirements.
U.S. Department of Justice EBI Products Investigations and Other Matters
In February 2010, Biomet received a subpoena from the Office of the Inspector General of the U.S. Department of Health and Human Services requesting various documents relating to agreements or arrangements between physicians and the Company’s Interpore Cross subsidiary for the period from 1999 through the present and the marketing and sales activities associated with Interpore Cross’ spinal products. Biomet is cooperating with the request of the Office of the Inspector General. The Company can make no assurances as to the time or resources that will be needed to devote to this inquiry or its final outcome.
In April 2009, Biomet received an administrative subpoena from the U.S. Attorney’s Office for the District of Massachusetts requesting various documents relating primarily to the Medicare reimbursement of and certain business practices related to the Company’s EBI subsidiary’s non-invasive bone growth stimulators. It is the Company’s understanding that competitors in the non-invasive bone growth stimulation market received similar subpoenas. The Company received subsequent subpoenas in connection with the investigation in September 2009, June 2010, February 2011 and March 2012 along with several informal requests for information. Biomet has produced responsive documents and is fully cooperating in the investigation.
In April 2009, the Company became aware of a qui tam complaint alleging violations of the federal and various state False Claims Acts filed in the United States District Court for the District of Massachusetts, where it is currently pending. Biomet, Parent, and several of the Company’s competitors in the non-invasive bone growth stimulation market were named as defendants in this action. The allegations in the complaint are similar in nature to certain categories of requested documents in the above-referenced administrative subpoenas. The U.S. government has not intervened in the action. The Company is vigorously defending this matter and intends to continue to do so.
U.S. Department of Justice Civil Division Investigation
In September 2010, Biomet, received a Civil Investigative Demand (“CID”) issued by the U.S. Department of Justice—Civil Division pursuant to the False Claims Act. The CID requests that the Company provide documents and testimony related to allegations that Biomet, OtisMed Corp. and Stryker Corp. have violated the False Claims Act relating to the marketing of, and payment submissions for, OtisMed’s OtisKneeTM (a registered trademark of OtisMed) knee replacement system. The Company has produced responsive documents and is fully cooperating in the investigation.
U.S. Securities and Exchange Commission Informal Investigation
On September 25, 2007, Biomet received a letter from the SEC informing the Company that it is conducting an informal investigation regarding possible violations of the Foreign Corrupt Practices Act in the sale of medical devices in certain foreign countries by companies in the medical devices industry. The Foreign Corrupt Practices Act prohibits U.S. companies and their officers, directors, employees, or shareholders acting on their behalf and agents from offering, promising, authorizing or making payments to foreign officials for the purpose of obtaining or retaining business abroad or otherwise obtaining favorable treatment and this law requires companies to maintain records which fairly and accurately reflect transactions and to maintain internal accounting controls. In many countries, hospitals and clinics are government-owned and healthcare professionals employed by such hospitals and clinics, with whom the Company regularly interacts, may meet the definition of a foreign official for purposes of the Foreign Corrupt Practices Act. On November 9, 2007, the Company received a letter from the Department of Justice requesting any information provided to the SEC be provided to the Department of Justice on a voluntary basis.
On March 26, 2012, Biomet entered into a Deferred Prosecution Agreement (“DPA”) with the U.S. Department of Justice (“DOJ”) and a Consent to Final Judgment (“Consent Agreement”) with the SEC related to these investigations by the DOJ and the SEC. Pursuant to the DPA, the DOJ has agreed not to prosecute the Company in connection with this matter, provided that the Company satisfies its obligations under the agreement over the next three years. In addition, pursuant to the terms of the DPA, an independent external compliance monitor will be appointed to review the Company’s compliance with the DPA, particularly in relation to the Company’s international sales practices, for at least the first 18 months of the three year term of the DPA. The Company has also agreed to pay a monetary penalty of $17.3 million to resolve the charges brought by the DOJ, which was paid in the fourth fiscal quarter of 2012. The terms of the DPA and the associated monetary penalty reflect the Company’s full cooperation throughout the investigation.
The Company has contemporaneously reached a Consent Agreement with the SEC to settle civil claims related to this matter. As part of the Consent Agreement, Biomet has agreed to the SEC’s entry of a Final Judgment requiring Biomet to disgorge profits and pay prejudgment interest in the aggregate amount of $5.6 million, which was paid in the fiscal fourth quarter of 2012.
Other Matters
In January 2009, Heraeus Kulzer GmbH initiated legal proceedings in Germany against Biomet and its subsidiary, Biomet Europe BV, alleging that the Company and Biomet Europe BV misappropriated Heraeus Kulzer trade secrets when developing its new lines of European bone cements, which were first marketed in 2005. The lawsuit seeks damages in excess of €30 million and injunctive relief to preclude the Company from producing its current line of European bone cements. The Company is vigorously defending this matter and intends to continue to do so.
There are various other claims, lawsuits, disputes with third parties, investigations and pending actions involving various allegations against the Company incident to the operation of its business, principally product liability and intellectual property cases. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be resolved unfavorably to the Company. The Company accrues for losses that are deemed to be probable and subject to reasonable estimate.

Related Parties	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Related Party Transactions [Abstract]
Related Parties
Note 16—Related Parties.
Transactions with the Sponsor Group
On December 18, 2006, Biomet, Inc. entered into an Agreement and Plan of Merger with LVB Acquisition, LLC, a Delaware limited liability company, which was subsequently converted to a corporation, LVB Acquisition, Inc., and LVB Acquisition Merger Sub, Inc., an Indiana corporation and a wholly-owned subsidiary of Parent (“Purchaser”), which agreement was amended and restated as of June 7, 2007 and which we refer to as the “Merger Agreement.” Pursuant to the Merger Agreement, on June 13, 2007, Purchaser commenced a cash tender offer (the “Offer”) to purchase all of Biomet, Inc.’s outstanding common shares, without par value (the “Shares”) at a price of $46.00 per Share (the “Offer Price”) without interest and less any required withholding taxes. The Offer was made pursuant to Purchaser’s offer to purchase dated June 13, 2007 and the related letter of transmittal, each of which was filed with the SEC on June 13, 2007. In connection with the Offer, Purchaser entered into a credit agreement dated as of July 11, 2007 for a $6,165.0 million senior secured term loan facility (the “Tender Facility”), maturing on June 6, 2008, and pursuant to which it borrowed approximately $4,181.0 million to finance a portion of the Offer and pay related fees and expenses. The Offer expired at midnight, New York City time, on July 11, 2007, with approximately 82% of the outstanding Shares having been tendered to Purchaser. At Biomet, Inc.’s special meeting of shareholders held on September 5, 2007, more than 91% of Biomet, Inc.’s shareholders voted to approve the proposed merger, and Parent acquired Biomet, Inc. on September 25, 2007 through a reverse subsidiary merger with Biomet, Inc. being the surviving company (the “Merger”). Subsequent to the acquisition, Biomet, Inc. became a subsidiary of Parent, which is controlled by LVB Acquisition Holding, LLC, or “Holding”, an entity controlled by a consortium of private equity funds affiliated with The Blackstone Group, Goldman, Sachs & Co., Kohlberg Kravis Roberts & Co., and TPG Global, LLC (each a “Sponsor” and collectively, the “Sponsors”), and certain investors who agreed to co-invest with the Sponsors (the “Co-Investors”). These transactions, including the Merger and the Company’s payment of any fees and expenses related to these transactions, are referred to collectively as the “Transactions.”
Management Services Agreement
Upon completion of the Transactions, Biomet entered into a management services agreement with certain affiliates of the Sponsors, pursuant to which such affiliates of the Sponsors or their successors assigns, affiliates, officers, employees, and/or representatives and third parties (collectively, the “Managers”) provide management, advisory, and consulting services to the Company. Pursuant to such agreement, the Managers received a transaction fee equal to 1% of total enterprise value of the Transactions for the services rendered by such entities related to the Transactions upon entering into the agreement, and the Sponsors receive an annual monitoring fee equal to 1% of the Company’s annual Adjusted EBITDA (as defined in the credit agreement) as compensation for the services rendered and reimbursement for out-of-pocket expenses incurred by the Managers in connection with the agreement and the Transactions. The Company is required to pay the Sponsors the monitoring fee on a quarterly basis in arrears. The total amount of Sponsor fees was $2.8 million and $2.7 million for the three months ended February 28, 2013 and 2012, respectively, and $8.2 million and $7.5 million for the nine months ended February 28, 2013 and 2012, respectively. The Company may also pay certain subsequent fees to the Managers for advice rendered in connection with financings or refinancings (equity or debt), acquisitions, dispositions, spin-offs, split-offs, dividends, recapitalizations, an initial underwritten public offering and change of control transactions involving the Company or any of its subsidiaries. The management services agreement includes customary exculpation and indemnification provisions in favor of the Managers and their affiliates.

Amended and Restated Limited Liability Company Operating Agreement of Holding
On September 27, 2007, certain investment funds associated with or designated by the Sponsors (the “Sponsor Funds”) entered into an amended and restated limited liability company operating agreement, or the “LLC Agreement,” in respect of Holding. The LLC Agreement contains agreements among the parties with respect to the election of the Company’s directors and the directors of its parent companies, restrictions on the issuance or transfer of interests in the Company and other corporate governance provisions (including the right to approve various corporate actions).
Pursuant to the LLC Agreement, each of the Sponsors has the right to nominate, and has nominated, two directors to Biomet’s and LVB’s Board of Directors and also is entitled to appoint one non-voting observer to the Board of Directors for so long as such Sponsor remains a member of Holding. In addition to their right to appoint non-voting observers to the Board of Directors, certain of the Sponsor Funds have certain other management rights to the extent that any such Sponsor Fund is required to operate as a “venture capital operating company” as defined in the regulations issued by the U.S. Department of Labor at Section 2510.3-101 of Part 2510 of Chapter XXV, Title 29 of the Code of Federal Regulations, or any successor regulations. Each Sponsor’s right to nominate directors is freely assignable to funds affiliated with such Sponsor, and is assignable to non-affiliates of such Sponsor only if the assigning Sponsor transfers its entire interest in Holding not previously transferred and only with the prior written consent of the Sponsors holding at least 70% of the membership interests in Holding, or “requisite Sponsor consent”. In addition to their rights under the LLC Agreement, the Sponsors may also appoint one or more persons unaffiliated with any of the Sponsors to the Board of Directors. Following Purchaser’s purchase of the Shares tendered in the Offer, the Sponsors jointly appointed Dane A. Miller, Ph.D. and Jeffrey R. Binder to the Board of Directors in addition to the two directors appointed by each of the Sponsors.
Pursuant to the LLC Agreement, each director has one vote for purposes of any Board of Directors action, and all decisions of the Board of Directors require the approval of a majority of the directors designated by the Sponsors. In addition, the LLC Agreement provides that certain major decisions regarding the Company or its parent companies require the requisite Sponsor consent.
The LLC Agreement includes certain customary agreements with respect to restrictions on the issuance or transfer of interests in Biomet and LVB, including preemptive rights, tag-along rights and drag-along rights.
The Co-Investors have also been admitted as members of Holding, both directly and through Sponsor-controlled investment vehicles. Although the Co-Investors are therefore parties to the LLC Agreement, they have no rights with respect to the election of Biomet’s or LVB’s directors or the approval of its corporate actions.
The Sponsors have also caused Holding and Parent to enter into an agreement with the Company obligating the Company and Parent to take all actions necessary to give effect to the corporate governance, preemptive rights, transfer restriction and certain other provisions of the LLC Agreement, and prohibiting the Company and Parent from taking any actions that would be inconsistent with such provisions of the LLC Agreement.
Registration Rights Agreement
The Sponsor Funds and the Co-Investors also entered into a registration rights agreement with Holding, LVB and Biomet upon the closing of the Transactions. Pursuant to this agreement, the Sponsor Funds have the power to cause Holding, LVB and Biomet to register their, the Co-Investors’ and certain other persons’ equity interests under the Securities Act and to maintain a shelf registration statement effective with respect to such interests. The agreement also entitles the Sponsor Funds and the Co-Investors to participate in any future registration of equity interests under the Securities Act that Holding, LVB or Biomet may undertake.
On August 8, 2012 and October 2, 2012, Goldman, Sachs & Co. and the other initial purchasers of the new senior notes and new senior subordinated notes entered into registration rights agreements with Biomet. Pursuant to these agreements, Biomet is obligated, for the sole benefit of Goldman, Sachs & Co. in connection with its market-making activities with respect to the new senior notes and new senior subordinated notes, to file a registration statement under the Securities Act in a form approved by Goldman, Sachs & Co. and to keep such registration statement continually effective for so long as Goldman, Sachs & Co. may be required to deliver a prospectus in connection with transactions in senior and senior subordinated notes due 2020 and to supplement or make amendments to such registration statement as when required by the rules and regulations applicable to such registration statement.

Management Stockholders’ Agreements
On September 13, 2007 and November 6, 2007, Holding, LVB and the Sponsor Funds entered into stockholders agreements with certain of the Company’s senior executives and other management stockholders. Pursuant to the terms of the LVB Acquisition, Inc. Management Equity Incentive Plan, LVB Acquisition, Inc. Restricted Stock Unit Plan and LVB Acquisition, Inc. 2012 Restricted Stock Unit Plan, participants who exercise their vested options or settle their vested restricted stock units are required to become parties to the agreement dated November 6, 2007. The stockholder agreements contain agreements among the parties with respect to restrictions on the transfer and issuance of shares, including preemptive, drag-along, tag-along, and call/put rights.
Consulting Agreements
On January 14, 2010, Biomet entered into a consulting agreement with Dr. Dane A. Miller Ph.D., pursuant to which it will pay Dr. Miller a consulting fee of $0.25 million per fiscal year for Dr. Miller’s consulting services and will reimburse Dr. Miller for out-of-pocket fees and expenses relating to an off-site office and administrative support in an amount of $0.1 million per year. The term of the agreement extends through the earlier of September 1, 2011, an initial public offering or a change of control. The agreement also contains certain restrictive covenants prohibiting Dr. Miller from competing with the Company and soliciting employees of the Company during the term of the agreement and for a period of one year following such term. On September 6, 2011, the Company entered into an amendment to the consulting agreement with Dr. Miller, pursuant to which it agreed to increase the expenses relating to an off-site office and administrative support from $0.1 million per year to $0.15 million per year and extend the term of the agreement through the earlier of September 1, 2013, an initial public offering or a change of control. Dr. Miller received payments under the consulting agreement of $0.1 million and $0.1 million for the three months ended February 28, 2013 and February 29, 2012, respectively, and $0.3 million and $0.3 million for the nine months ended February 28, 2013 and February 29, 2012, respectively.
Indemnification Priority Agreement
On January 11, 2010, Biomet and LVB entered into an indemnification priority agreement with the Sponsors (or certain affiliates designated by the Sponsors) pursuant to which Biomet and LVB clarified certain matters regarding the existing indemnification and advancement of expenses rights provided by Biomet and LVB pursuant to their respective charters and the management services agreement described above. In particular, pursuant to the terms of the indemnification agreement, Biomet acknowledged that as among Biomet, LVB and the Sponsors and their respective affiliates, the obligation to indemnify or advance expenses to any director appointed by any of the Sponsors will be payable in the following priority: Biomet will be the primary source of indemnification and advancement; LVB will be the secondary source of indemnification and advancement; and any obligation of a Sponsor-affiliated indemnitor to indemnify or advance expenses to such director will be tertiary to Biomet’s and, then, LVB obligations. In the event that either Biomet or LVB fails to indemnify or advance expenses to any such director in contravention of its obligations, and any Sponsor-affiliated indemnitor makes any indemnification payment or advancement of expenses to such director on account of such unpaid liability, such Sponsor-affiliated indemnitor will be subrogated to the rights of such director under any such Biomet or LVB indemnification agreement.
Equity Healthcare
Effective January 1, 2009, Biomet entered into an employer health program agreement with Equity Healthcare LLC (“Equity Healthcare”). Equity Healthcare negotiates with providers of standard administrative services for health benefit plans as well as other related services for cost discounts and quality of service monitoring capability by Equity Healthcare. Because of the combined purchasing power of its client participants, Equity Healthcare is able to negotiate pricing terms for providers that are believed to be more favorable than the companies could obtain for themselves on an individual basis.
In consideration for Equity Healthcare’s provision of access to these favorable arrangements and its monitoring of the contracted third parties’ delivery of contracted services to the Company, the Company pays Equity Healthcare a fee of $2 per participating employee per month (“PEPM Fee”). As of February 28, 2013, the Company had approximately 3,200 employees enrolled in its health benefit plans in the United States.
Equity Healthcare may also receive a fee (“Health Plan Fees”) from one or more of the health plans with whom Equity Healthcare has contractual arrangements if the total number of employees joining such health plans from participating companies exceeds specified thresholds. If and when Equity Healthcare reaches the point at which the aggregate of its receipts from the PEPM Fee and the Health Plan Fees have covered all of its allocated costs, it will apply the incremental revenues derived from all such fees to (a) reduce the PEPM Fee otherwise payable by the Company; (b) avoid or reduce an increase in the PEPM Fee that might otherwise have occurred on contract renewal; or (c) arrange for additional services to the Company at no cost or reduced cost.
Equity Healthcare is an affiliate of Blackstone, with whom Michael Dal Bello and Chinh Chu, members of the Company’s Board of Directors, are affiliated and in which they may have an indirect pecuniary interest.

There were payments of $0.1 million made during both the three and nine months ended February 28, 2013 and payments of $0.1 million made during the nine months ended February 29, 2012 with no payments during the three months ended February 29, 2012.
Core Trust Purchasing Group Participation Agreement
Effective May 1, 2007, Biomet entered into a 5-year participation agreement (“Participation Agreement”) with Core Trust Purchasing Group, a division of HealthTrust Purchasing Corporation (“CPG”), designating CPG as the Company’s exclusive “group purchasing organization” for the purchase of certain products and services from third party vendors. Effective June 1, 2012, Biomet entered into an amendment to extend the term of the Participation Agreement with CPG. CPG secures from vendors pricing terms for goods and services that are believed to be more favorable than participants in the group purchasing organization could obtain for themselves on an individual basis. Under the participation agreement, the Company must purchase 80% of the requirements of its participating locations for core categories of specified products and services, from vendors participating in the group purchasing arrangement with CPG or CPG may terminate the contract. In connection with purchases by its participants (including the Company), CPG receives a commission from the vendors in respect of such purchases. The total amount of fees paid to CPG was $0.3 million and $0.1 million for the three months ended February 28, 2013 and February 29, 2012, respectively, and $0.5 million and $0.3 million for the nine months ended February 28, 2013 and February 29, 2012, respectively.
Although CPG is not affiliated with Blackstone, in consideration for Blackstone’s facilitating Biomet’s participation in CPG and monitoring the services CPG provides to the Company, CPG remits a portion of the commissions received from vendors in respect of the Company’s purchases under the Participation Agreement to an affiliate of Blackstone, with whom Michael Dal Bello and Chinh Chu, members of the Company’s Board of Directors, are affiliated and in which they may have an indirect pecuniary interest.
Refinancing Activities
Goldman Sachs served as a dealer manager and arranger for the refinancing activities explained in Note 7 – Debt and received fees of $0.8 million and $1.3 million during the three and nine months ended February 28, 2013, respectively, for their services. Goldman Sachs also received an underwriting discount of $2.3 million during the first quarter of fiscal year 2013 as one of the initial purchasers of the $1.0 billion aggregate principal amount note offering of 6.50% senior notes due 2020, an underwriting discount of $2.6 million during the second quarter of fiscal year 2013 as of one the initial purchasers of the $825.0 million aggregate principal amount note add-on offering to the 6.50% senior notes due 2020 and an underwriting discount of $2.5 million during the second quarter of fiscal year 2013 as one of the initial purchasers of the $800.0 million aggregate principal amount note offering of the 6.50% senior subordinated notes due 2020 described in Note 7 — Debt.
Other
Biomet currently holds interest rate swaps with Goldman Sachs. As part of this relationship, the Company receives information from Goldman Sachs that allows it to perform a regression on the swaps as part of its required effectiveness testing on a quarterly basis.
Biomet may from time to time, depending upon market conditions, seek to purchase debt securities issued by Biomet or its subsidiaries in open market or privately negotiated transactions or by other means. Biomet understands that its indirect controlling stockholders may from time to time also seek to purchase debt securities issued by the Company or its subsidiaries in open market or privately negotiated transactions or by other means.
The Company engaged Capstone Consulting LLC, a consulting company that works exclusively with KKR and its portfolio companies, to provide analysis for certain restructuring initiatives. The Company or its affiliates paid Capstone $0.6 million during the three months ended February 29, 2012 and $2.2 million and $1.7 million during the nine months ended February 28, 2013 and February 29, 2012, respectively, with no payments during the three months ended February 28, 2013.
Capital Contributions and Share Repurchases
At the direction of LVB, Biomet funded the repurchase of common shares of its parent company of $0.1 million during the three months ended February 29, 2012 with no repurchases during the three months ended February 28, 2013, and $0.1 million and $1.2 million for the nine months ended February 28, 2013 and February 29, 2012, respectively, from former employees pursuant to the LVB Acquisition, Inc. Management Stockholders’ Agreement. There were no additional contributions for the three and nine months ended February 28, 2013 and February 29, 2012.

Note 17—Related Parties.
Management Services Agreement
Upon completion of the Transactions, Biomet entered into a management services agreement with certain affiliates of the Sponsors, pursuant to which such affiliates of the Sponsors or their successors assigns, affiliates, officers, employees, and/or representatives and third parties (collectively, the “Managers”) provide management, advisory, and consulting services to the Company. Pursuant to such agreement, the Managers received a transaction fee equal to 1% of total enterprise value of the Transactions for the services rendered by such entities related to the Transactions upon entering into the agreement, and the Sponsors receive an annual monitoring fee equal to 1% of the Company’s annual Adjusted EBITDA (as defined in the credit agreement) as compensation for the services rendered and reimbursement for out-of-pocket expenses incurred by the Managers in connection with the agreement and the Transactions. The Company is required to pay the Sponsors the monitoring fee on a quarterly basis in arrears. The total amount of Sponsor fees was $10.3 million, $10.1 million and $10.1 million for the years ended May 31, 2012, 2011 and 2010, respectively. The Company may also pay certain subsequent fees to the Managers for advice rendered in connection with financings or refinancings (equity or debt), acquisitions, dispositions, spin-offs, split-offs, dividends, recapitalizations, an initial underwritten public offering and change of control transactions involving the Company or any of its subsidiaries. The management services agreement includes customary exculpation and indemnification provisions in favor of the Managers and their affiliates.
Amended and Restated Limited Liability Company Operating Agreement of Holding
On September 27, 2007, certain investment funds associated with or designated by the Sponsors (the “Sponsor Funds”) entered into an amended and restated limited liability company operating agreement, or the “LLC Agreement,” in respect of Holding. The LLC Agreement contains agreements among the parties with respect to the election of the Company’s directors and the directors of its parent companies, restrictions on the issuance or transfer of interests in the Company and other corporate governance provisions (including the right to approve various corporate actions).
Pursuant to the LLC Agreement, each of the Sponsors has the right to nominate, and has nominated, two directors to Biomet’s and LVB’s Board of Directors and also is entitled to appoint one non-voting observer to the Board of Directors for so long as such Sponsor remains a member of Holding. In addition to their right to appoint non-voting observers to the Board of Directors, certain of the Sponsor Funds have certain other management rights to the extent that any such Sponsor Fund is required to operate as a “venture capital operating company” as defined in the regulations issued by the U.S. Department of Labor at Section 2510.3-101 of Part 2510 of Chapter XXV, Title 29 of the Code of Federal Regulations, or any successor regulations. Each Sponsor’s right to nominate directors is freely assignable to funds affiliated with such Sponsor, and is assignable to non-affiliates of such Sponsor only if the assigning Sponsor transfers its entire interest in Holding not previously transferred and only with the prior written consent of the Sponsors holding at least 70% of the membership interests in Holding, or “requisite Sponsor consent”. In addition to their rights under the LLC Agreement, the Sponsors may also appoint one or more persons unaffiliated with any of the Sponsors to the Board of Directors. Following Purchaser’s purchase of the Shares tendered in the Offer, the Sponsors jointly appointed Dane A. Miller, Ph.D. and Jeffrey R. Binder to the Board of Directors in addition to the two directors appointed by each of the Sponsors.
Pursuant to the LLC Agreement, each director has one vote for purposes of any Board of Directors action, and all decisions of the Board of Directors require the approval of a majority of the directors designated by the Sponsors. In addition, the LLC Agreement provides that certain major decisions regarding the Company or its parent companies require the requisite Sponsor consent.
The LLC Agreement includes certain customary agreements with respect to restrictions on the issuance or transfer of interests in Biomet and LVB, including preemptive rights, tag-along rights and drag-along rights.
The Co-Investors have also been admitted as members of Holding, both directly and through Sponsor-controlled investment vehicles. Although the Co-Investors are therefore parties to the LLC Agreement, they have no rights with respect to the election of Biomet’s or LVB’s directors or the approval of its corporate actions.
The Sponsors have also caused Holding and Parent to enter into an agreement with the Company obligating the Company and Parent to take all actions necessary to give effect to the corporate governance, preemptive rights, transfer restriction and certain other provisions of the LLC Agreement, and prohibiting the Company and Parent from taking any actions that would be inconsistent with such provisions of the LLC Agreement.
Registration Rights Agreements
The Sponsor Funds and the Co-Investors also entered into a registration rights agreement with Holding, LVB and Biomet upon the closing of the Transactions. Pursuant to this agreement, the Sponsor Funds have the power to cause Holding, LVB and Biomet to register their, the Co-Investors’ and certain other persons’ equity interests under the Securities Act and to maintain a shelf registration statement effective with respect to such interests. The agreement also entitles the Sponsor Funds and the Co-Investors to participate in any future registration of equity interests under the Securities Act that Holding, LVB or Biomet may undertake.
On October 16, 2007, Goldman, Sachs & Co. and the other initial purchasers of the existing senior notes entered into a registration rights agreement with Biomet. Pursuant to this agreement, Biomet is obligated, for the sole benefit of Goldman, Sachs & Co. in connection with its market-making activities with respect to the existing senior notes, to file a registration statement under the Securities Act in a form approved by Goldman, Sachs & Co. and to keep such registration statement continually effective for so long as Goldman, Sachs & Co. may be required to deliver a prospectus in connection with transactions in the existing senior notes and to supplement or make amendments to such registration statement as when required by the rules and regulations applicable to such registration statement. On August 8, 2012, Goldman, Sachs & Co. and the other initial purchasers of the new senior notes entered into a registration rights agreement with Biomet providing for similar registration rights with respect to the new senior notes.
Management Stockholders’ Agreements
On September 13, 2007 and November 6, 2007, Holding, LVB and the Sponsor Funds entered into stockholders agreements with certain of the Company’s senior executives and other management stockholders. Pursuant to the terms of the LVB Acquisition, Inc. Management Equity Incentive Plan, LVB Acquisition, Inc. Restricted Stock Unit Plan and LVB Acquisition, Inc. 2012 Restricted Stock Unit Plan, participants who exercise their vested options or settle their vested RSUs are required to become parties to the agreement dated November 6, 2007. The stockholder agreements contain agreements among the parties with respect to restrictions on the transfer and issuance of shares, including preemptive, drag-along, tag-along, and call/put rights.
Consulting Agreements
On January 14, 2010, Biomet entered into a consulting agreement with Dr. Dane A. Miller Ph.D., pursuant to which it will pay Dr. Miller a consulting fee of $0.25 million per fiscal year for Dr. Miller’s consulting services and will reimburse Dr. Miller for out-of-pocket fees and expenses relating to an off-site office and administrative support in an amount of $0.1 million per year. The term of the agreement extends through the earlier of September 1, 2011, an initial public offering or a change of control. The agreement also contains certain restrictive covenants prohibiting Dr. Miller from competing with the Company and soliciting employees of the Company during the term of the agreement and for a period of one year following such term. On September 6, 2011, the Company entered into an amendment to the consulting agreement with Dr. Miller, pursuant to which it agreed to increase the expenses relating to an off-site office and administrative support from $0.1 million per year to $0.15 million per year and extend the term of the agreement through the earlier of September 1, 2013, an initial public offering or a change of control. Dr. Miller received payments under the consulting agreement of $0.4 million, $0.25 million and $0.4 million for the years ended May 31, 2012, 2011 and 2010, respectively.
Indemnification Priority Agreement
On January 11, 2010, Biomet and LVB entered into an indemnification priority agreement with the Sponsors (or certain affiliates designated by the Sponsors) pursuant to which Biomet and LVB clarified certain matters regarding the existing indemnification and advancement of expenses rights provided by Biomet and LVB pursuant to their respective charters and the management services agreement described above. In particular, pursuant to the terms of the indemnification agreement, Biomet acknowledged that as among Biomet, LVB and the Sponsors and their respective affiliates, the obligation to indemnify or advance expenses to any director appointed by any of the Sponsors will be payable in the following priority: Biomet will be the primary source of indemnification and advancement; LVB will be the secondary source of indemnification and advancement; and any obligation of a Sponsor-affiliated indemnitor to indemnify or advance expenses to such director will be tertiary to Biomet’s and, then, LVB obligations. In the event that either Biomet or LVB fails to indemnify or advance expenses to any such director in contravention of its obligations, and any Sponsor-affiliated indemnitor makes any indemnification payment or advancement of expenses to such director on account of such unpaid liability, such Sponsor-affiliated indemnitor will be subrogated to the rights of such director under any such Biomet or LVB indemnification agreement.
Equity Healthcare
Effective January 1, 2009, Biomet entered into an employer health program agreement with Equity Healthcare LLC (“Equity Healthcare”). Equity Healthcare negotiates with providers of standard administrative services for health benefit plans as well as other related services for cost discounts and quality of service monitoring capability by Equity Healthcare. Because of the combined purchasing power of its client participants, Equity Healthcare is able to negotiate pricing terms for providers that are believed to be more favorable than the companies could obtain for themselves on an individual basis.
In consideration for Equity Healthcare’s provision of access to these favorable arrangements and its monitoring of the contracted third parties’ delivery of contracted services to the Company, the Company pays Equity Healthcare a fee of $2 per participating employee per month (“PEPM Fee”). As of May 31, 2012, the Company had approximately 3,200 employees enrolled in its health benefit plans in the United States.
Equity Healthcare may also receive a fee (“Health Plan Fees”) from one or more of the health plans with whom Equity Healthcare has contractual arrangements if the total number of employees joining such health plans from participating companies exceeds specified thresholds. If and when Equity Healthcare reaches the point at which the aggregate of its receipts from the PEPM Fee and the Health Plan Fees have covered all of its allocated costs, it will apply the incremental revenues derived from all such fees to (a) reduce the PEPM Fee otherwise payable by the Company; (b) avoid or reduce an increase in the PEPM Fee that might otherwise have occurred on contract renewal; or (c) arrange for additional services to the Company at no cost or reduced cost.
Equity Healthcare is an affiliate of Blackstone, with whom Michael Dal Bello and David McVeigh, members of the Company’s Board of Directors, are affiliated and in which they may have an indirect pecuniary interest.
There were payments of $0.1 million and $0.1 million made during the years ended May 31, 2012 and 2011, respectively, and no payments made during the fiscal year ended May 31, 2010.
Core Trust Purchasing Group Participation Agreement
Effective May 1, 2007, Biomet entered into a 5-year participation agreement (“Participation Agreement”) with Core Trust Purchasing Group, a division of HealthTrust Purchasing Corporation (“CPG”), designating CPG as the Company’s exclusive “group purchasing organization” for the purchase of certain products and services from third party vendors. CPG secures from vendors pricing terms for goods and services that are believed to be more favorable than participants in the group purchasing organization could obtain for themselves on an individual basis. Under the participation agreement, the Company must purchase 80% of the requirements of its participating locations for core categories of specified products and services, from vendors participating in the group purchasing arrangement with CPG or CPG may terminate the contract. In connection with purchases by its participants (including the Company), CPG receives a commission from the vendors in respect of such purchases. The total amount of fees paid to CPG were $0.5 million, $0.2 million and $0.2 million for the years ended May 31, 2012, 2011 and 2010, respectively.
Although CPG is not affiliated with Blackstone, in consideration for Blackstone’s facilitating Biomet’s participation in CPG and monitoring the services CPG provides to the Company, CPG remits a portion of the commissions received from vendors in respect of the Company’s purchases under the Participation Agreement to an affiliate of Blackstone, with whom Michael Dal Bello and David McVeigh, members of the Company’s Board of Directors, are affiliated and in which they may have an indirect pecuniary interest.
Other
Biomet currently holds interest rate swaps with Goldman Sachs. As part of this relationship, the Company receives information from Goldman Sachs that allows it to perform a regression on the swaps as part of its required effectiveness testing on a quarterly basis.
Biomet, Inc. may from time to time, depending upon market conditions, seek to purchase debt securities issued by Biomet or its subsidiaries in open market or privately negotiated transactions or by other means. Biomet understands that its indirect controlling stockholders may from time to time also seek to purchase debt securities issued by the Company or its subsidiaries in open market or privately negotiated transactions or by other means.
The Company engaged Capstone Consulting LLC, a consulting company that works exclusively with KKR and its portfolio companies to provide analysis for certain restructuring initiatives. The Company or its affiliates paid Capstone $1.9 million and $0.7 million during the years ended May 31, 2012 and 2011, respectively, with no payments during the fiscal year ended May 31, 2010.
Capital Contributions and Share Repurchases
At the direction of LVB, Biomet funded the repurchase of common shares of its parent company of $1.3 million, $3.7 million and $1.7 million for the years ended May 31, 2012, 2011 and 2010, respectively, from former employees pursuant to the LVB Acquisition, Inc. Management Stockholders’ Agreement. There were no additional contributions for the years ended May 31, 2012, 2011 and 2010.

Subsequent Events	12 Months Ended
May 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Biomet 3i Dental Business
On June 4, 2012, the Company announced its decision to pursue strategic exploratory work to separate the Biomet 3i dental business in a tax-free spin-off. Any such transaction would be subject to customary conditions, including receipt of regulatory approvals, an opinion from tax counsel and a favorable ruling from the Internal Revenue Service to ensure the tax-free status of the spin-off, execution of intercompany agreements, further due diligence as appropriate, and final approval by the Board of Directors. There can be no assurance that the evaluation of a potential separation of the Company’s Biomet 3i dental business will result in a separation.

Valuation and Qualifying Accounts	12 Months Ended
May 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
For the years ended May 31, 2012, 2011 and 2010:

(in millions)		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
Allowance for doubtful receivables:
For the year ended
May 31, 2012	$38.2	$15.7	$ (16.2)(B)	$ (1.2)(A)	$36.5
For the year ended
May 31, 2011	$40.6	$13.8	$ (12.3)(B)	$ (3.9)(A)	$38.2
For the year ended
May 31, 2010	$48.9	$ 22.8(C)	$(11.3)(B) (C)	$ (19.8)(A)	$40.6
Notes:

(A)	Uncollectible accounts written off.

(B)	Primarily effect of foreign currency translation.

(C)
For the year ended May 31, 2010, $38.9 million of net accounts receivables related to Greece were reclassified to long-term assets due to the proposal of the Greek government to settle certain debts with the issuance of zero-coupon bonds not expected to be settled in the next twelve months. These net accounts receivables included $8.4 million of Greece allowance for doubtful receivables, which is included above in the effect of foreign currency translation amount, and also included above in the deductions amount.

Quarterly Results (Unaudited)	12 Months Ended
May 31, 2012
Income Statement [Abstract]
Quarterly Results
Quarterly Results (Unaudited)
Fiscal 2012

•
Net loss for the fourth quarter of fiscal 2012 was impacted by a goodwill and intangible asset impairment charge of $529.8 million primarily related to evidence of declining industry market growth rates in certain European and Asia Pacific markets and unfavorable margin trends resulting from change in product mix in our dental reconstructive reporting unit and declining growth rates as compared to the original merger assumptions for our spine & bone healing reporting unit.

	Quarter ended
(in millions)	August 31, 2011	November 30, 2011	February 29, 2012	May 31, 2012	Fiscal year ended May 31, 2012
Fiscal 2012
Net sales	$664.6	$725.1	$708.9	$739.5	$2,838.1
Gross profit	449.3	490.2	489.2	515.0	1,943.7
Net loss	(39.2)	(14.0)	(16.5)	(389.1)	(458.8)

Fiscal 2011

•
Net loss for the fourth quarter of fiscal 2011 was impacted by a goodwill and intangible asset impairment charge of $941.4 million related primarily to the continued market slowdown in Europe relative to our original purchase accounting assumptions at the time of the Merger.

	Quarter ended
	August 31, 2010	November 30, 2010	February 28, 2011	May 31, 2011	Fiscal year ended May 31, 2011
	(in millions)
Fiscal 2011
Net sales	$640.7	$698.3	$678.0	$715.2	$2,732.2
Gross profit	446.7	490.8	469.9	486.1	1,893.5
Net loss	(17.8)	(7.6)	(11.6)	(812.8)	(849.8)

Summaryof Significant Accounting Policies and Nature of Operations (Policies)	12 Months Ended
May 31, 2012
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation—The accompanying consolidated financial statements include the accounts of Biomet and its subsidiaries (individually and collectively referred to as “Biomet” or the “Company”). The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

Products
Products—The Company operates in one reportable business segment, musculoskeletal products, which includes the design, manufacture and marketing of products in five major categories: Large Joint Reconstructive, Sports, Extremities, Trauma (“S.E.T.”), Spine & Bone Healing, Dental and Other Products. The Company has three geographic markets: United States, Europe and International.

Effect of Foreign Currency
Effect of Foreign Currency—Assets and liabilities of foreign subsidiaries are translated at rates of exchange in effect at the close of their calendar month end. Revenues and expenses are translated at the average exchange rates during the period. Translation gains and losses are accumulated within accumulated other comprehensive income (loss) as a separate component of shareholders’ equity. Foreign currency transaction gains and losses are included in other (income) expense.

Cash and Cash Equivalents	Cash and Cash Equivalents—The Company considers all investments that are highly liquid at the date acquired and have original maturities of three months or less to be cash equivalents.
Investments
Investments—The Company invests the majority of its excess cash in money market funds. The Company also holds Greek bonds, time deposits, corporate securities, and common stocks. The Company accounts for its investments in equity securities in accordance with guidance issued by the Financial Accounting Standards Board (“FASB”), which requires certain securities to be categorized as trading, available-for-sale or held-to-maturity. The Company also accounts for its investments under guidance for fair value measurements, which establishes a framework for measuring fair value, clarifies the definition of fair value within that framework, and expands disclosures about fair value measurements. Available-for-sale securities are carried at fair value with unrealized gains and losses, net of tax, recorded within accumulated other comprehensive income (loss) as a separate component of shareholders’ equity. The Company has no held-to-maturity investments. Trading securities are carried at fair value with the realized gains and losses, recorded within other (income) expense. The cost of investment securities sold is determined by the specific identification method. Dividend and interest income are accrued as earned. The Company reviews its investments quarterly for declines in fair value that are other-than-temporary. Investments that have declined in market value that are determined to be other-than-temporary are charged to other (income) expense, by writing that investment down to fair value. Investments are classified as short-term for those expected to mature or be sold within twelve months and the remaining portion is classified in long-term investments.

Interest Rate Instruments
Interest Rate Instruments—The Company uses interest rate swap agreements (cash flow hedges) in both U.S. dollars and euros as a means of fixing the interest rate on portions of its floating-rate debt instruments. As of May 31, 2012, the Company had swap liabilities of $76.2 million, which consisted of $36.0 million short-term, and $41.0 million long-term, partially offset by a $0.8 million credit valuation adjustment. As of May 31, 2011, the Company had swap liabilities of $96.8 million, which consisted of $62.6 million short-term, and $34.8 million long-term, partially offset by a $0.6 million credit valuation adjustment.

Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)—Other comprehensive income (loss) includes net loss, currency translation adjustments, certain derivative-related activity, changes in the value of available-for-sale investments, and changes in prior service cost from pension plans. The Company generally deems its foreign investments to be permanent in nature and does not provide for taxes on currency translation adjustments arising from translating the investment in a foreign currency to U.S. dollars. When the Company determines that a foreign investment is no longer permanent in nature, estimated taxes are provided for the related deferred tax liability (asset), if any, resulting from currency translation adjustments. As of May 31, 2012, foreign investments were all permanent in nature.

Concentration Risk of Credit Risk and Allowance for Doubful Receivables
Concentrations of Credit Risk and Allowance for Doubtful Receivables—The Company provides credit, in the normal course of business, to hospitals, private and governmental institutions and healthcare agencies, insurance providers, dental practices and laboratories, and physicians. The Company maintains an allowance for doubtful receivables based on estimated collection rates and charges actual losses to the allowance when incurred. The determination of estimated collection rates requires management judgment.

Other Loss Contingencies
Other Loss Contingencies—In accordance with guidance issued by the FASB for contingencies, the Company accrues anticipated costs of settlement, damages, and loss of product liability claims based on historical experience or to the extent specific losses are probable and estimable. If the estimate of a probable loss is in a range and no amount within the range is more likely, the Company accrues the minimum amount of the range. Such estimates and any subsequent changes in estimates may result in adjustments to the Company’s operating results in the future. The Company has self-insured reserves against product liability claims with insurance coverage above the retention limits. There are various other claims, lawsuits and disputes with third parties, investigations and pending actions involving various allegations against it. Product liability claims are routinely reviewed by the Company’s insurance carriers and management routinely reviews all claims for purposes of establishing ultimate loss estimates.

Revenue Recognition
Revenue Recognition—The Company sells product through four principal channels: (1) direct to healthcare institutions, referred to as direct channel accounts, (2) through stocking distributors and healthcare dealers, (3) indirectly through insurance companies and (4) directly to dental practices and dental laboratories. Sales through the direct and distributor/dealer channels account for a majority of net sales. Through these channels, inventory is consigned to sales agents or customers so that products are available when needed for surgical procedures. Revenue is not recognized upon the placement of inventory into consignment as the Company retains title and maintains the inventory on the balance sheet; rather, it is recognized upon implantation and receipt of proper purchase order and/or purchase requisition documentation. Pricing for products is predetermined by contracts with customers, agents acting on behalf of customer groups or by government regulatory bodies, depending on the market. Price discounts under group purchasing contracts are linked to volume of implant purchases by customer healthcare institutions within a specified group. At negotiated thresholds within a contract buying period, price discounts may increase.
At certain locations, the Company records a contractual allowance that is offset against revenue for each sale to a non-contracted payor so that revenue is recorded at the estimated determinable price at the time of the sale. Those non-contracted payors and insurance companies in some cases do not have contracted rates for products sold, but may have pricing available for certain products through their respective web sites. The Company will invoice at its list price and establish the contractual allowance to estimate what the non-contracted payor will settle the claim for based on the information available as noted above. At certain locations, revenue is recognized on sales to stocking distributors, healthcare dealers, dental practices and dental laboratories when title to product passes to them, generally upon shipment. Certain subsidiaries allow customers to return product in the event that the Company terminates the relationship. Under those circumstances, the Company records an estimated sales return in the period in which constructive notice of termination is given to a distributor. Product returns were not significant for any period presented.
The Company also maintains a separate allowance for doubtful accounts for estimated losses based on its assessment of the collectability of specific customer accounts and the aging of the accounts receivable. The Company analyzes accounts receivable and historical bad debts, customer concentrations, customer solvency, current economic and geographic trends, and changes in customer payment terms and practices when evaluating the adequacy of its current and future allowance. In circumstances where the Company is aware of a specific customer’s inability to meet its financial obligations, a specific allowance for bad debt is estimated and recorded, which reduces the recognized receivable to the estimated amount the Company believes will ultimately be collected. The Company monitors and analyzes the accuracy of the allowance for doubtful accounts estimate by reviewing past collectability and adjusts it for future expectations to determine the adequacy of the Company’s current and future allowance. The Company’s reserve levels have generally been sufficient to cover credit losses.

Excess and Obsolete Inventory
Excess and Obsolete Inventory—In the Company’s industry, inventory is routinely placed at hospitals to provide the healthcare provider with the appropriate product when needed. Because product usage tends to follow a bell curve, larger and smaller sizes of inventory are provided, but infrequently used. In addition, the musculoskeletal market is highly competitive, with new products, raw materials and procedures being introduced continually, which may make those products currently on the market obsolete. The Company makes estimates regarding the future use of these products which are used to adjust inventory to the lower of cost or market. If actual product life cycles, product demand or market conditions are less favorable than those projected by management, additional inventory write-downs may be required which would affect future operating results.

Accounting for Shipping and Handling Revenue, Fees and Costs
Accounting for Shipping and Handling Revenue, Fees and Costs—The Company classifies amounts billed for shipping and handling as a component of net sales. The related shipping and handling fees and costs are included in cost of sales.

Research and Development	Research and Development—Research and development costs are charged to expense as incurred.
Income Tax
Income Taxes—There are inherent risks that could create uncertainties related to the Company’s income tax estimates. The Company adjusts estimates based on normal operating circumstances and conclusions related to tax audits. While the Company does not believe any audit finding could materially affect its financial position, there could be a material impact on its consolidated results of operations and cash flows of a given period.
The Company’s operations are subject to the tax laws, regulations and administrative practices of the United States, U.S. state jurisdictions and other countries in which it does business. The Company must make estimates and judgments in determining the provision for taxes for financial reporting purposes. These estimates and judgments occur in the calculation of tax credits, benefits, and deductions, and in the calculation of certain tax assets and liabilities that arise from differences in the timing of recognition of revenue and expense for tax and financial statement purposes, as well as the interest and penalties related to uncertain tax positions. Significant changes in these estimates may result in an increase or decrease to the Company’s tax provision in a subsequent period.
The calculation of the Company’s tax liabilities involves accounting for uncertainties in the application of complex tax regulations. The Company recognizes liabilities for uncertain tax benefits (“UTBs”) based on a two-step process. The Company recognizes the tax benefit from an UTB only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The amount of UTBs is measured as appropriate for changes in facts and circumstances, such as significant amendments to existing tax law, new regulations or interpretations by the taxing authorities, new information obtained during a tax examination, or resolution of an examination. The Company believes its estimates for UTBs are appropriate and sufficient for any assessments that may result from examinations of its tax returns. The Company recognizes both accrued interest and penalties, where appropriate, related to UTBs as a component of income tax expense.
Certain items are included in the Company’s tax return at different times than they are reflected in its financial statements. Such timing differences create deferred tax assets and liabilities. Deferred tax assets are generally items that can be used as a tax deduction or credit in the tax return in future years but for which the Company has already recorded the tax benefit in the financial statements. The Company has recorded valuation allowances against certain of its deferred tax assets, primarily those that have been generated from net operating losses and tax credit carryforwards in certain taxing jurisdictions. In evaluating whether the Company would more likely than not recover these deferred tax assets, it has not assumed any future taxable income or tax planning strategies in the jurisdictions associated with these carryforwards where history does not support such an assumption. Implementation of tax planning strategies to recover these deferred tax assets or future income generation in these jurisdictions could lead to the reversal of these valuation allowances and a reduction of income tax expense. Deferred tax liabilities are either: (i) a tax expense recognized in the financial statements for which payment has been deferred; or (ii) an expense for which the Company has already taken a deduction on the tax return, but have not yet recognized the expense in the financial statements.
The Company has not historically provided for U.S. or additional foreign taxes on the excess of the amount of financial reporting over the tax basis of investments in non-U.S. subsidiaries. A company is not required to recognize a deferred tax liability for the outside basis difference of an investment in a non-U.S. subsidiary or a non-U.S. corporate joint venture that is essentially permanent in duration, unless it becomes apparent that such difference will reverse in the foreseeable future. The excess of financial reporting basis over tax basis of investments in non-U.S. subsidiaries is primarily attributable to the financial restatement of the carrying amount of these investments due to the Merger, adjusted for subsequent accumulation of earnings and losses. It is the Company’s practice and intention to continue to permanently reinvest a substantial portion of the reported earnings of its non-U.S. subsidiaries in non-U.S. operations. Currently, there are no plans to divest any of the Company’s investments in non-U.S. subsidiaries. It is not practicable to estimate the amount of deferred tax liability related to excess of financial reporting basis over tax basis in these non-U.S. subsidiaries. The Company’s non-U.S. subsidiaries have not accumulated positive reported earnings subsequent to the Merger. However, to the extent it is determined that any amounts of excess cash will be repatriated, the Company will record a deferred tax liability reflecting the estimated amount of tax that will be payable due to such repatriation. If future events, including material changes in estimates of cash, working capital and long-term investment requirements necessitate repatriation of portions of the earnings currently treated as permanently reinvested, under current tax laws an additional tax provision may be required which could have a material effect on our financial results.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets—The Company operates in one reportable segment and evaluates goodwill for impairment at the reporting unit level. Effective September 1, 2011, in connection with the Company’s global reorganization, the Company made changes to its reporting unit structure. The reorganization eliminated three reporting units (U.S. Orthopedics, Sports Medicine and Biologics) and established a new reporting unit (U.S. Reconstructive). The Company formerly had eight, and now has six, identified reporting units for the purpose of testing goodwill for impairment. The reporting units are based on the Company’s current administrative organizational structure and the availability of discrete financial information.
The Company tests its goodwill and indefinite lived intangible asset balances as of March 31 of each fiscal year for impairment. The Company tests these balances more frequently if indicators are present or changes in circumstances suggest that impairment may exist. In performing the test on goodwill, the Company utilizes the two-step approach prescribed under guidance issued by the FASB for goodwill and other intangible assets. The first step under this guidance requires a comparison of the carrying value of the reporting units, of which the Company has identified six in total, to the fair value of these units. The Company generally uses the income approach to determine the fair value of each reporting unit. This approach calculates fair value by estimating the after-tax cash flows attributable to a reporting unit and then discounting these after-tax cash flows to a present value using a risk-adjusted discount rate. To derive the carrying value of the Company’s reporting units, the Company assigns assets and liabilities, including goodwill, to the reporting units. These would include corporate assets, which relate to a reporting unit’s operations, and would be considered in determining fair value. The Company allocates assets and liabilities not directly related to a specific reporting unit, but from which the reporting unit benefits, based primarily on the respective revenue contribution of each reporting unit. If the carrying value of a reporting unit exceeds its fair value, the Company performs the second step of the goodwill impairment test to measure the amount of impairment loss, if any.
The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill to its carrying value. If the Company is unable to complete the second step of the test prior to the issuance of its financial statements and an impairment loss is probable and could be reasonably estimated, the Company recognizes its best estimate of the loss in its current period financial statements and discloses that amount as an estimate. The Company then recognizes any adjustment to that estimate in subsequent reporting periods, once the Company has finalized the second step of the impairment test.
The Company determines the fair value of intangible assets using an income based approach to determine the fair value. The approach calculates fair value by estimating the after-tax cash flows attributable to the asset and then discounting these after-tax cash flows to a present value using a risk-adjusted discount rate. The calculated fair value is compared to the carrying value to determine if any impairment exists.
If events or circumstances change, a determination is made by management to ascertain whether property and equipment and finite-lived intangibles have been impaired based on the sum of expected future undiscounted cash flows from operating activities. If the estimated undiscounted net cash flows are less than the carrying amount of such assets, an impairment loss is recognized in an amount necessary to write down the assets to fair value as determined from expected future discounted cash flows.

Management's Estimates and Assumptions
Management’s Estimates and Assumptions—In preparing the financial statements in accordance with accounting principles generally accepted in the United States of America, management must often make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and related disclosures at the date of the financial statements and during the reporting period. Some of those judgments can be subjective and complex. Consequently, actual results could differ from those estimates.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Comprehensive Income-In June 2011, the FASB issued an update to Topic 220, Comprehensive Income, which will supersede some of the guidance in Topic 220. This update requires companies to present comprehensive income in either one or two consecutive financial statements and eliminates the option under current accounting standards that permits the presentation of other comprehensive income in the statement of changes in equity. Subsequently in December 2011, the FASB issued an additional update to Topic 220 that defers certain disclosure requirements originally included in the June update. In particular, the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income has been deferred. Early adoption is permitted. The Company adopted the provisions of this new guidance in May 2012. The adoption of the new provisions did not have any impact on our financial condition or results of operations.
Goodwill Impairment Testing-In September 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-08, “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment” (“ASU 2011-08”). The new guidance is intended to simplify how entities test goodwill for impairment. It includes provisions that permit an entity to first assess qualitative factors in determining whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The changes to Topic 350 will be effective for the Company beginning June 1, 2012 and will be applied prospectively. The changes are not expected to have a material impact on the Company’s consolidated financial statements.

Acquisition (Tables)	9 Months Ended
Feb. 28, 2013
Business Combinations [Abstract]
Preliminary Purchase Price Allocation
The preliminary purchase price allocation at February 28, 2013 consisted of the following:

(in millions)	February 28, 2013
Inventory	$98.9
Prepaid expenses and other	2.1
Instruments	29.2
Other property, plant and equipment	23.3
Liabilities assumed	(4.0)
Intangible assets	70.0
Goodwill	60.5
Preliminary purchase price	$280.0

Inventories (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Inventory Disclosure [Abstract]
Components of Inventories	Inventories consisted of the following:

(in millions)	February 28, 2013	May 31, 2012
Raw materials	$81.9	$78.3
Work-in-process	48.1	42.4
Finished goods	513.3	422.5
Inventories, net	$643.3	$543.2
Inventories consisted of the following:

(in millions)	May 31, 2012	May 31, 2011
Raw materials	$78.3	$85.0
Work-in-process	42.4	44.8
Finished goods	422.5	452.7
Inventories	$543.2	$582.5

Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Property, Plant and Equipment [Abstract]
Useful Lives of Property, Plant and Equipment	Useful lives by major product category consisted of the following:

Useful life
Land improvements	20 years
Buildings and leasehold improvements	30 years
Machinery and equipment	5-10 years
Instruments	4 years

Useful lives by major product category consisted of the following:

Useful life
Land improvements	20 years
Buildings and leasehold improvements	30 years
Machinery and equipment	5-10 years
Instruments	4 years

Components of Property, Plant and Equipment
Property, plant and equipment consisted of the following:

(in millions)	February 28, 2013	May 31, 2012
Land and land improvements	$40.8	$40.2
Buildings and leasehold improvements	102.1	89.9
Machinery and equipment	390.4	342.3
Instruments	780.5	633.3
Construction in progress	35.9	29.1
Total property, plant and equipment	1,349.7	1,134.8
Accumulated depreciation	(670.3)	(541.2)
Total property, plant and equipment, net	$679.4	$593.6

Property, plant and equipment consisted of the following:

(in millions)	May 31, 2012	May 31, 2011
Land and land improvements	$40.2	$43.5
Buildings and leasehold improvements	89.9	110.9
Machinery and equipment	342.3	328.6
Instruments	633.3	573.0
Construction in progress	29.1	30.8
Total property, plant and equipment	1,134.8	1,086.8
Accumulated depreciation	(541.2)	(448.4)
Total property, plant and equipment, net	$593.6	$638.4

Investments (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of Investment Securities
At February 28, 2013, the Company’s investment securities were classified as follows:

	Amortized	Unrealized		Fair
(in millions)	Cost	Gains	Losses	Value
Available-for-sale:
Equity securities	$0.2	$0.1	$—	$0.3
Time deposit	15.9	0.1	—	16.0
Greek bonds	1.1	3.8	—	4.9
Total available-for-sale investments	$17.2	$4.0	$—	$21.2

	Amortized	Realized		Fair
	Cost	Gains	Losses	Value
Trading:
Equity securities	$0.8	$0.1	$—	$0.9
Total trading investments	$0.8	$0.1	$—	$0.9
At May 31, 2012, the Company’s investment securities were classified as follows:

	Amortized	Unrealized		Fair
(in millions)	Cost	Gains	Losses	Value
Available-for-sale:
Equity securities	$0.4	$—	$(0.2)	$0.2
Time deposit	9.5	—	—	9.5
Greek bonds	6.3	—	—	6.3
Total available-for-sale investments	$16.2	$—	$(0.2)	$16.0

	Amortized	Realized		Fair
	Cost	Gains	Losses	Value
Trading:
Equity securities	$0.4	$—	$—	$0.4
Total trading investments	$0.4	$—	$—	$0.4

At May 31, 2012, the Company’s investment securities were classified as follows:

		Unrealized
(in millions)	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale:
Equity securities	$0.4	$—	$(0.2)	$0.2
Time deposit	9.5	—	—	9.5
Greek bonds	6.3	—	—	6.3
Total available-for-sale investments	$16.2	$—	$(0.2)	$16.0

		Realized
(in millions)	Amortized Cost	Gains	Losses	Fair Value
Trading:
Equity securities	$0.4	$—	$—	$0.4
Total trading investments	$0.4	$—	$—	$0.4

At May 31, 2011, the Company’s investment securities were classified as follows:

		Unrealized
(in millions)	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale:
Equity securities	$0.5	$0.1	$(0.2)	$0.4
Money market funds	9.5	—	—	9.5
Time deposit	33.1	—	—	33.1
Greek bonds	35.6	—	(4.5)	31.1
Other investments	0.3	—	—	0.3
Total available-for-sale investments	$79.0	$0.1	$(4.7)	$74.4

		Realized
(in millions)	Amortized Cost	Gains	Losses	Fair Value
Trading:
Equity securities	$0.1	$—	$—	$0.1
Total trading investments	$0.1	$—	$—	$0.1

Investment Income on Available-for-Sale Securities
Investment income on available-for-sale securities (included in other (income) expense) consists of the following:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Interest income	$0.4	$0.6	$0.3
Dividend income	0.2	0.1	0.1
Net realized gains	2.0	2.6	4.3
Total investment income	$2.6	$3.3	$4.7

Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The following table summarizes the changes in the carrying amount of goodwill:

(in millions)	February 28, 2013

Beginning of period	$4,114.4
Goodwill acquired	62.0
Currency translation	(15.9)
Impairment charge	(233.0)
End of Period	$3,927.5

The following tables summarize the changes in the carrying amount of goodwill:

(in millions)	May 31, 2012	May 31, 2011	May 31, 2010
Beginning of period	$4,470.1	$4,707.5	$4,780.5
Goodwill acquired	—	—	—
Currency translation	(63.8)	185.4	(73.0)
Impairment charge	(291.9)	(422.8)	—
End of period	$4,114.4	$4,470.1	$4,707.5

(in millions)	May 31, 2012	May 31, 2011	May 31, 2010
Gross carrying amount	$5,324.7	$5,388.5	$5,203.1
Accumulated impairment losses	(1,210.3)	(918.4)	(495.6)
Net carrying amount	$4,114.4	$4,470.1	$4,707.5

Schedule of Intangible Assets
Intangible assets consisted of the following at February 28, 2013 and May 31, 2012:

(in millions)	February 28, 2013
	Gross		New			Net
	Carrying	Impairment	Carrying	Accumulated	Impairment	Carrying
	Amount	Charge	Amount	Amortization	Charge	Amount
Core technology	$1,699.9	$(39.0)	$1,660.9	$(451.2)	$4.1	$1,213.8
Completed technology	604.2	(55.2)	549.0	(240.7)	36.7	345.0
Product trade names	192.5	—	192.5	(61.3)	—	131.2
Customer relationships	2,387.5	(46.1)	2,341.4	(786.1)	9.9	1,565.2
Non-compete contracts	4.6	—	4.6	(3.8)	—	0.8
Sub-total	4,888.7	(140.3)	4,748.4	(1,543.1)	50.7	3,256.0
Corporate trade names	312.2	(11.5)	300.7	—	—	300.7
Currency translation	127.3	—	127.3	(21.6)	—	105.7
Total	$5,328.2	$(151.8)	$5,176.4	$(1,564.7)	$50.7	$3,662.4

(in millions)	May 31, 2012
	Gross		New			Net
	Carrying	Impairment	Carrying	Accumulated	Impairment	Carrying
	Amount	Charge	Amount	Amortization	Charge	Amount
Core technology	$1,856.1	$(185.7)	$1,670.4	$(457.7)	$74.3	$1,287.0
Completed technology	594.2	—	594.2	(206.7)	—	387.5
Product trade names	184.5	—	184.5	(52.6)	—	131.9
Customer relationships	2,666.1	(306.8)	2,359.3	(859.3)	191.6	1,691.6
Non-compete contracts	4.6	—	4.6	(3.1)	—	1.5
Sub-total	5,305.5	(492.5)	4,813.0	(1,579.4)	265.9	3,499.5
Corporate trade names	323.5	(11.3)	312.2	—	—	312.2
Currency translation	147.2	—	147.2	(28.5)	—	118.7
Total	$5,776.2	$(503.8)	$5,272.4	$(1,607.9)	$265.9	$3,930.4

Intangible assets consist of the following at May 31, 2012 and 2011:

	May 31, 2012
(in millions)	Gross Carrying Amount	Impairment Charge	New Carrying Amount	Accumulated Amortization	Impairment Charge	Net Carrying Amount
Core technology	$1,856.1	$(185.7)	$1,670.4	$(457.7)	$74.3	$1,287.0
Completed technology	594.2	—	594.2	(206.7)	—	387.5
Product trade names	184.5	—	184.5	(52.6)	—	131.9
Customer relationships	2,666.1	(306.8)	2,359.3	(859.3)	191.6	1,691.6
Non-compete contracts	4.6	—	4.6	(3.1)	—	1.5
Sub-total	5,305.5	(492.5)	4,813.0	(1,579.4)	265.9	3,499.5
Corporate trade names	323.5	(11.3)	312.2	—	—	312.2
Currency translation	147.2	—	147.2	(28.5)	—	118.7
Total	$5,776.2	$(503.8)	$5,272.4	$(1,607.9)	$265.9	$3,930.4

	May 31, 2011
(in millions)	Gross Carrying Amount	Impairment Charge	New Carrying Amount	Accumulated Amortization	Impairment Charge	Net Carrying Amount
Core technology	$2,092.6	$(243.1)	$1,849.5	$(416.9)	$53.4	$1,486.0
Completed technology	664.9	(70.7)	594.2	(183.9)	21.8	432.1
Product trade names	183.7	—	183.7	(41.0)	—	142.7
Customer relationships	2,944.6	(300.4)	2,644.2	(778.5)	94.5	1,960.2
Non-compete contracts	4.6	—	4.6	(2.1)	—	2.5
Sub-total	5,890.4	(614.2)	5,276.2	(1,422.4)	169.7	4,023.5
Corporate trade names	397.6	(74.1)	323.5	—	—	323.5
Currency translation	232.4	—	232.4	(45.0)	—	187.4
Total	$6,520.4	$(688.3)	$5,832.1	$(1,467.4)	$169.7	$4,534.4

Weighted Average Useful Life of Intangible Assets
The weighted average useful life of the intangibles at February 28, 2013 is as follows:

Weighted Average Useful Life
Core technology	16 years
Completed technology	10 years
Product trade names	14 years
Customer relationships	15 years
Non-compete contracts	2 years
Corporate trade names	Indefinite life

The weighted average useful life of the intangibles at May 31, 2012 is as follows:

Weighted Average Useful Life
Core technology	17 Years
Completed technology	11 Years
Product trade names	15 Years
Customer relationships	16 Years
Non-compete contracts	3 Years
Corporate trade names	Indefinite life

Debt (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Debt Disclosure [Abstract]
Schedule of Terms and Carrying Value of Debt Instrument
The terms and carrying value of each debt instrument at February 28, 2013 and May 31, 2012 are set forth below:

(U.S. dollars and euros in millions)	Maturity Date	Interest Rate	Currency	February 28, 2013	May 31, 2012
Debt Instruments
European facilities	No Maturity Date	Interest Free	EUR	€2.0	€2.8
				$2.6	$3.5
Term loan facility	March 25, 2015	LIBOR + 3.00%	USD	$104.6	$2,234.7
Term loan facility	July 25, 2017	LIBOR + 3.75%	USD	$2,122.1	$—
Term loan facility	March 25, 2015	LIBOR + 3.00%	EUR	€168.2	€835.6
				$220.1	$1,039.6
Term loan facility	July 25, 2017	LIBOR + 4.00%	EUR	€661.0	€—
				$864.9	$—
Cash flow revolving credit facility	April 25, 2017	LIBOR + 3.50%	USD	$—	$—
Cash flow revolving credit facility	April 25, 2017	LIBOR + 3.50%	USD/EUR	$—	$—
Asset-based revolving credit facility	July 25, 2017	LIBOR + 1.75%	USD	$—	$—
Asset-based revolving credit facility	July 25, 2017	LIBOR + 1.75%	EUR	€—	€—
Senior cash pay notes	October 15, 2017	10%	USD	$—	$761.0
Senior PIK toggle notes	October 15, 2017	10.375% - 11.125%	USD	$—	$771.0
Senior subordinated notes	October 15, 2017	11.625%	USD	$—	$1,015.0
Senior notes	August 1, 2020	6.500%	USD	$1,825.0	$—
Senior subordinated notes	October 1, 2020	6.500%	USD	$800.0	$—
Premium on notes				$39.1	$3.0
Total debt				$5,978.4	$5,827.8

The terms and carrying value of each debt instrument at May 31, 2012 are set forth below:

(U.S. dollars and euros in millions)	Maturity Date	Interest Rate	Currency	May 31, 2012	May 31, 2011
Debt Instruments
Non-U.S. facility	No Maturity Date	Interest Free	EUR	€2.8	€3.9
				$3.5	$5.6
Term loan facility	March 25, 2015	LIBOR + 3.00%	USD	$2,234.7	$2,258.1
Term loan facility	March 25, 2015	LIBOR + 3.00%	EUR	€835.6	€844.4
				$1,039.6	$1,206.3
Cash flow revolving credit facility	September 25, 2013	LIBOR + 2.00%	USD	—	—
Cash flow revolving credit facility	September 25, 2013	LIBOR + 2.00%	USD/EUR	$/ € —	$/ € —
Asset-based revolving credit facility	September 25, 2013	LIBOR + 1.25%	USD	—	—
Senior cash pay notes	October 15, 2017	10%	USD	$761.0	$761.0
Senior PIK toggle notes	October 15, 2017	103/8% / 11 1/8%	USD	$771.0	$771.0
Senior subordinated notes	October 15, 2017	11 5/8%	USD	$1,015.0	$1,015.0
Premium on notes				$3.0	$3.3
Total debt				$5,827.8	$6,020.3

Schedule of Short-term Borrowings
As of May 31, 2012 and 2011, short-term borrowings consisted of the following:

(in millions)	May 31, 2012	May 31, 2011
Senior secured credit facilities	$34.3	$35.9
Non-U.S. facility	1.3	1.5
Total	$35.6	$37.4

Schedule of Long-term Obligations
Summarized in the table below are the Company’s long-term obligations as of May 31, 2012:

(in millions)	Total	2013	2014 and 2015	2016 and 2017	2018 and thereafter
Long-term debt (including current maturities)	$5,827.8	$35.6	$3,240.0	$—	$2,552.2

Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring Basis
The following table provides information by level for assets and liabilities that are measured at fair value on a recurring basis at February 28, 2013 and May 31, 2012:

		Fair Value Measurements
	Fair Value at February 28, 2013	Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Assets:
Money market funds	$122.4	$122.4	$—	$—
Time deposits	16.0	—	16.0	—
Greek bonds	4.9	—	4.9	—
Pension plan assets	128.4	—	128.4	—
Foreign currency exchange contracts	0.2	—	0.2	—
Other	0.3	0.2	—	0.1
Total assets	$272.2	$122.6	$149.5	$0.1
Liabilities:
Interest rate swaps	$66.6	$—	$66.6	$—
Foreign currency exchange contracts	1.5	—	1.5	—
Total liabilities	$68.1	$—	$68.1	$—

		Fair Value Measurements
	Fair Value at	Using Inputs Considered as
(in millions)	May 31, 2012	Level 1	Level 2	Level 3
Assets:
Money market funds	$303.1	$303.1	$—	$—
Time deposits	36.3	—	36.3	—
Greek bonds	6.3	—	6.3	—
Pension plan assets	108.7	—	108.7	—
Foreign currency exchange contracts	0.2	—	0.2	—
Other	0.2	—	—	0.2
Total assets	$454.8	$303.1	$151.5	$0.2
Liabilities:
Interest rate swaps	$76.2	$—	$76.2	$—
Foreign currency exchange contracts	0.2	—	0.2	—
Total liabilities	$76.4	$—	$76.4	$—

The following table provides information by level for assets and liabilities that are measured at fair value on a recurring basis at May 31, 2012 and May 31, 2011:

	Fair Value at	Fair Value Measurement Using Inputs Considered as
(in millions)	May 31, 2012	Level 1	Level 2	Level 3
Assets:
Money market funds	$303.1	$303.1	$—	$—
Time deposits	36.3	—	36.3	—
Greek bonds	6.3	—	6.3	—
Pension plan assets	108.7	—	108.7	—
Foreign currency exchange contracts	0.2	—	0.2	—
Other	0.2	—	—	0.2
Total assets	$454.8	$303.1	$151.5	$0.2
Liabilities:
Interest rate swaps	$76.2	$—	$76.2	$—
Foreign currency exchange contracts	0.2	—	0.2	—
Total liabilities	$76.4	$—	$76.4	$—

	Fair Value at	Fair Value Measurement Using Inputs Considered as
(in millions)	May 31, 2011	Level 1	Level 2	Level 3
Assets:
Corporate debt securities	$0.3	$—	$0.3	$—
Money market funds	132.5	132.5	—	—
Time deposit	47.4	—	47.4	—
Greek bonds	31.1	—	31.1	—
Pension plan assets	104.1	—	104.1	—
Foreign currency exchange contracts	0.2	—	0.2	—
Other	0.5	0.3	—	0.2
Total assets	$316.1	$132.8	$183.1	$0.2
Liabilities:
Interest rate swaps	$96.8	$—	$96.8	$—
Foreign currency exchange contracts	0.1	—	0.1	—
Total liabilities	$96.9	$—	$96.9	$—

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table provides a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis in the tables above that used significant unobservable inputs (Level 3) as of May 31, 2012 and May 31, 2011:

(in millions)
Balance at June 1, 2010	$5.7
Total net gains included in earnings	2.6
Total unrealized gains included in other comprehensive income	(2.6)
Total proceeds from sale of Level 3 investments	(5.5)
Balance at May 31, 2011	$0.2
Total net gains included in earnings	—
Total unrealized gains included in other comprehensive income	—
Total proceeds from sale of Level 3 investments	—
Balance at May 31, 2012	$0.2

Derivative Instruments and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Summary Existing Swap Agreements
The table below summarizes existing swap agreements at February 28, 2013 and May 31, 2012:

(U.S. dollars and euros in millions)					Fair Value at	Fair Value at
		Notional			February 28, 2013	May 31, 2012
Structure	Currency	Amount	Effective Date	Termination Date	Asset (Liability)	Asset (Liability)
5 years	EUR	€230.0	September 25, 2007	September 25, 2012	$—	$(3.5)
5 years	EUR	40.0	March 25, 2008	March 25, 2013	(0.1)	(1.4)
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(11.9)	(9.5)
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(11.7)	(9.3)
5 years	USD	$585.0	September 25, 2007	September 25, 2012	—	(8.9)
5 years	USD	190.0	March 25, 2008	March 25, 2013	(0.4)	(4.2)
5 years	USD	325.0	December 26, 2008	December 25, 2013	(5.4)	(9.0)
5 years	USD	195.0	September 25, 2009	September 25, 2014	(8.0)	(10.5)
2 years	USD	190.0	March 25, 2013	March 25, 2015	(2.1)	(1.0)
3 years	USD	270.0	December 27, 2013	September 25, 2016	(6.3)	(3.8)
5 years	USD	350.0	September 25, 2012	September 25, 2017	(11.3)	(8.0)
5 years	USD	350.0	September 25, 2012	September 25, 2017	(11.2)	(7.9)
Credit valuation adjustment					1.8	0.8
Total interest rate instruments					$(66.6)	$(76.2)

The table below summarizes existing swap agreements:

(U.S. dollars and euros in millions)
Structure	Currency	Notional Amount	Effective Date	Termination Date	Fair Value at May 31, 2012 Asset (Liability)	Fair Value at May 31, 2011 Asset (Liability)
4 years	EUR	€75.0	September 25, 2007	September 25, 2011	$—	$(1.7)
4 years	EUR	40.0	March 25, 2008	March 25, 2012	—	(1.4)
5 years	EUR	230.0	September 25, 2007	September 25, 2012	(3.5)	(13.6)
5 years	EUR	40.0	March 25, 2008	March 25, 2013	(1.4)	(2.5)
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(9.5)	—
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(9.3)	—
4 years	USD	$195.0	September 25, 2007	September 25, 2011	—	(3.1)
4 years	USD	140.0	March 25, 2008	March 25, 2012	—	(3.0)
5 years	USD	585.0	September 25, 2007	September 25, 2012	(8.9)	(37.3)
5 years	USD	190.0	March 25, 2008	March 25, 2013	(4.2)	(9.3)
5 years	USD	325.0	December 26, 2008	December 25, 2013	(9.0)	(13.3)
5 years	USD	195.0	September 25, 2009	September 25, 2014	(10.5)	(12.2)
2 years	USD	190.0	March 25, 2013	March 25, 2015	(1.0)	—
3 years	USD	270.0	December 27, 2013	September 25, 2016	(3.8)	—
5 years	USD	350.0	September 25, 2012	September 25, 2017	(8.0)	—
5 years	USD	350.0	September 25, 2012	September 25, 2017	(7.9)	—
Credit valuation adjustment					0.8	0.6
Total interest rate instruments					$(76.2)	$(96.8)

Schedule of Interest Rate Swap
The tables below summarize the effective portion and ineffective portion of the Company’s interest rate swaps for the three and nine months ended February 28, 2013 and February 29, 2012:

(in millions)	Nine Months Ended
Derivatives in cash flow hedging relationship	February 28, 2013	February 29, 2012
Interest rate swaps:
Amount of gain (loss) recognized in OCI	$9.5	$17.4
Amount of (gain) loss reclassified from accumulated OCI into interest expense (effective portion)	—	—
Amount (gain) loss recognized in other income (expense) (ineffective portion and amount excluded from effectiveness testing)	—	—

The tables below summarize the effective portion and ineffective portion of the Company’s interest rate swaps for the years ended May 31, 2012 and 2011:

(n millions)
Derivatives in cash flow hedging relationship	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Interest rate swaps:
Amount of gain (loss) recognized in OCI	$20.5	$33.1	$18.5
Amount of (gain) loss reclassified from accumulated OCI into interest expense (effective portion)	—	—	—
Amount (gain) loss recognized in other income (expense) (ineffective portion and amount excluded from effectiveness testing)	—	—	—

Retirement and Pension Plans (Tables)	12 Months Ended
May 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Periodic Benefit Costs for Defined Benefit Plans
Net periodic benefit costs for the Company’s defined benefit plans include the following components:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Net periodic benefit costs:
Service costs	$0.6	$0.8	$0.6
Interest costs	6.3	6.8	6.9
Expected return on plan assets	(5.6)	(5.1)	(3.9)
Recognized actuarial losses	1.6	1.1	3.3
Net periodic benefit costs:	$2.9	$3.6	$6.9

Schedule of Information Related to the Benefit Obligation Fair Value of Plan Assets
The following table sets forth information related to the benefit obligation and the fair value of plan assets at May 31, 2012 and 2011 for the Company’s defined benefit retirement plans. The Company maintains no post-retirement medical or other post-retirement plans in the United States.

(in millions)	May 31, 2012	May 31, 2011
Change in Benefit Obligation
Projected benefit obligation—beginning of year	$125.3	$111.6
Service costs	0.6	0.8
Interest costs	6.3	6.8
Actuarial (gains)/losses	10.2	(7.7)
Benefits paid from plan	(5.2)	(2.2)
Effect of exchange rates	(9.1)	16.0
Projected benefit obligation—end of year	$128.1	$125.3
Accumulated benefit obligation	$127.2	$124.2
Change in Plan Assets
Plan assets at fair value—beginning of year	$104.1	$82.1
Actual return on plan assets	10.2	6.2
Company contribution	6.3	6.1
Plan participant contribution	—	—
Benefits paid from plan	(5.0)	(2.1)
Effect of exchange rates	(6.9)	11.8
Plan assets at fair value—end of year	$108.7	$104.1
Unfunded status at end of year	$19.4	$21.2

Schedule of Amounts Recognized in Consolidated Balance Sheets
Amounts recognized in the Company’s consolidated balance sheets consist of the following:

(in millions)	May 31, 2012	May 31, 2011
Deferred income tax asset	$6.3	$(0.9)
Employee related obligations	19.4	21.2
Other comprehensive income (loss)	(3.0)	1.2

Schedule of Amounts Expected to be Recognized in Net Periodic Cost in the Coming Year

Year Ended May 31, 2013
Amounts expected to be recognized in Net Periodic Cost in the coming year for the Company’s defined benefit retirement plans (in millions)
Amortization of net actuarial losses	$1.0

Schedule of the Weighted-average Assumptions
The weighted-average assumptions in the following table represent the rates used to develop the actuarial present value of the projected benefit obligation for periods presented and also the net periodic benefit cost for the following years.

	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Discount rate	4.57%	5.50%	5.46%
Expected long-term rate of return on plan assets	4.51%	5.57%	5.54%
Rate increase in compensation levels	2.58%	2.89%	2.89%

Accumulated Other Comprehensive Income (Loss) (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Statement of Other Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) and the related components are included in the table below:

(in millions)	February 28, 2013	May 31, 2012
Unrealized gain (loss) on available-for-sale securities, net of tax	$3.1	$(0.5)
Unrealized gain (loss) on interest rate swaps, net of tax	(41.4)	(47.3)
Foreign currency translation adjustments	117.5	173.7
Unrecognized actuarial gain (loss) on pension assets, net of tax	(3.0)	(3.0)
	$76.2	$122.9

Accumulated other comprehensive income (loss) and the related components are included in the table below:

(in millions)	May 31, 2012	May 31, 2011
Unrecognized actuarial gain (loss) on pension assets, net of tax	$(3.0)	$1.2
Foreign currency translation adjustments	173.7	235.8
Unrealized gain (loss) on interest rate swaps, net of tax	(47.3)	(60.4)
Unrealized loss on available-for-sale securities, net of tax	(0.5)	(4.8)
Accumulated other comprehensive income	$122.9	$171.8

Share-based Compensation and Stock Plans (Tables)	12 Months Ended
May 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity
The following table summarizes stock option activity for the years ended May 31, 2012, 2011 and 2010:

	Stock Options	Weighted Average Exercise Price
Outstanding, May 31, 2009	32,989,833	$10.00
Granted	4,296,500	10.00
Forfeitures	(1,999,833)	10.00
Outstanding, May 31, 2010	35,286,500	$10.00
Granted	2,274,000	10.00
Forfeitures	(2,535,875)	10.00
Outstanding, May 31, 2011	35,024,625	$10.00
Granted	2,594,500	10.00
Forfeitures	(2,867,417)	10.00
Outstanding, May 31, 2012	34,751,708	$10.00

Schedule of Weighted Average Assumptions Used to Determine Fair Value of Stock Options
The fair value estimates are based on the following weighted average assumptions:

	May 31, 2012	May 31, 2011
Risk-free interest rate	0.87%	1.85%
Dividend yield	—	—
Expected volatility	30.55%	31.58%
Expected life in years	6.0	6.0

Summary of Outstanding Stock Options Vested and Exercisable
The following table summarizes information about outstanding stock options, as of May 31, 2012 and 2011, that were (a) vested and (b) exercisable:

	Outstanding Stock Options Already Vested and Expected to Vest		Options that are Exercisable
	2012	2011	2012	2011
Number of outstanding options	34,751,708	35,024,625	21,266,528	19,488,874
Weighted average remaining contractual life	6.1 years	7.1 years	5.7 years	6.8 years
Weighted average exercise price per share	$10.00	$10.00	$10.00	$10.00
Intrinsic value	—	—	—	—

Summary of RSU Activity
The following table summarizes RSU activity for the years ended May 31, 2012 and 2011:

	RSUs	Weighted Average Grant Date Fair Value
Outstanding at June 1, 2010	—	$—
Granted	3,835,000	10.00
Vested	—	—
Forfeited	—	—
Outstanding at May 31, 2011	3,835,000	10.00
Granted	30,000	10.00
Vested	—	—
Forfeited	(200,000)	10.00
Outstanding at May 31, 2012	3,665,000	$10.00

Income Taxes (Tables)	12 Months Ended
May 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Loss Before Income Taxes
The components of loss before income taxes are as follows:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Domestic	$(796.1)	$(238.2)	$(201.7)
Foreign	205.3	(826.4)	60.0
Total	$(590.8)	$(1,064.6)	$(141.7)

Schedule of Income Tax Benefit
The income tax benefit is summarized as follows:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Current:
Federal	$(9.5)	$(13.3)	$3.9
State	3.0	11.1	0.9
Foreign	42.6	53.9	50.2
Subtotal	36.1	51.7	55.0
Deferred:
Federal	(83.6)	(43.1)	(98.7)
State	(0.9)	(51.2)	(15.7)
Foreign	(83.6)	(172.2)	(34.7)
Subtotal	(168.1)	(266.5)	(149.1)
Total income tax benefit	$(132.0)	$(214.8)	$(94.1)

Reconciliation of Statutory Federal Income Tax Rate to Effective Tax Rate
A reconciliation of the statutory federal income tax rate to the Company’s U.S. effective tax rate is as follows:

	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
U.S. statutory income tax rate	(35.0)%	(35.0)%	(35.0)%
State taxes, net of federal deduction	(0.5)%	(0.6)%	(8.4)%
Effect of foreign taxes	(1.1)%	(2.8)%	(19.8)%
Tax credits and other carryovers	0.1%	(0.1)%	(4.3)%
Change in liability for uncertain tax positions	(3.7)%	1.7%	9.6%
Adjustment of prior estimates, net of valuation allowance	(4.1)%	5.2%	(5.6)%
Goodwill impairment	17.3%	13.9%	—%
Change in tax laws and rates	(2.6)%	(4.4)%	(7.1)%
Nondeductible / nontaxable items	(3.0)%	2.6%	7.0%
Tax on foreign earnings, net of foreign tax credits	8.9%	0.5%	(0.4)%
Other	1.4%	(1.2)%	(2.4)%
Effective tax rate	(22.3)%	(20.2)%	(66.4)%

Schedule of Components of Net Deferred Income Tax Assets and Liabilities
The components of the net deferred income tax assets and liabilities at May 31, 2012 and 2011 are as follows:

(in millions)	2012	2011
Deferred income tax assets:
Accounts receivable	$22.5	$19.1
Inventories	62.8	47.5
Accrued expenses	48.9	50.1
Tax benefit of net operating losses, tax credits and other carryforwards	74.9	41.5
Future benefit of uncertain tax positions	12.1	20.3
Stock-based compensation	39.1	33.3
Swap liability	29.0	36.9
Other	0.7	33.5
Deferred income tax assets	$290.0	$282.2
Less: Valuation allowance	(45.7)	(38.1)
Total deferred income tax assets	$244.3	$244.1
Deferred income tax liabilities:
Property, plant, equipment and Intangibles	(1,390.4)	(1,642.0)
Unremitted foreign earnings	(36.6)	—
Other	(22.6)	(18.2)
Total deferred income tax liabilities	(1,449.6)	(1,660.2)
Total net deferred income tax liabilities	$(1,205.3)	$(1,416.1)

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	May 31, 2012	May 31, 2011	May 31, 2010
Unrecognized tax benefits, beginning of period	$90.9	$73.8	$63.1
Addition based on tax positions related to the current year	10.9	20.0	13.8
Addition (Reduction) for tax positions of prior periods	(14.8)	5.2	(2.7)
Reduction related to settlements with tax authorities	(0.1)	—	(0.2)
Reduction related to lapse of statute of limitations	(23.9)	(8.1)	(0.2)
Unrecognized tax benefits, end of period	$63.0	$90.9	$73.8

Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Segment Reporting [Abstract]
Net Sales by Product Category
Net sales by product category for the three and nine months ended February 28, 2013 and February 29, 2012 were as follows:

	Nine Months Ended
(in millions)	February 28, 2013	February 29, 2012(1)
Net sales by product:
Large Joint Reconstructive	$1,261.1	$1,259.2
S.E.T.	440.9	263.4
Spine & Bone Healing	224.3	224.9
Dental	188.5	198.5
Other	154.2	152.6
Total	$2,269.0	$2,098.6
 ______________________

(1)	Certain amounts have been adjusted to conform to the current presentation. The current presentation aligns with how the Company presently manages and markets its products.

Net sales by product category for the years ended May 31, 2012, 2011 and 2010 were as follows:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011(1)	Year Ended May 31, 2010(1)
Net sales by product:
Large Joint Reconstructive	$1,698.8	$1,630.6	$1,615.7
Sports, Extremities, Trauma (S.E.T.)	354.4	312.3	283.7
Spine & Bone Healing	314.0	327.4	345.3
Dental	267.7	269.5	265.2
Other	203.2	192.4	188.1
Total	$2,838.1	$2,732.2	$2,698.0

(1)
New product categories were adopted in order to more closely represent the way the Company reports sales and markets products. Certain amounts have been reclassified to conform to the current presentation.

Net Sales by Geography
Net sales by geography for the three and nine months ended February 28, 2013 and February 29, 2012 were as follows:

	Nine Months Ended
(in millions)	February 28, 2013	February 29, 2012
Net sales by geography:
United States	$1,395.9	$1,273.8
Europe	521.5	520.3
International(1)	351.6	304.5
Total	$2,269.0	$2,098.6
 _____________________

(1)	International primarily includes Canada, South America, Mexico and the Asia Pacific region.

Net sales by geography for the years ended May 31, 2012, 2011 and 2010 were as follows:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010(1)
Net sales by geography:
United States	$1,713.3	$1,659.2	$1,644.1
Europe	702.7	697.8	724.5
International(2)	422.1	375.2	329.4
Total	$2,838.1	$2,732.2	$2,698.0

(1)
Certain amounts have been adjusted to conform to the current presentation. Specifically, International net sales increased, and Europe net sales decreased, $4.3 million for the year ended May 31, 2010. The current presentation aligns with how the Company presently manages and markets its products.

(2)	International primarily includes Canada, South America, Mexico and the Asia Pacific region.

Long-Term Assets by Geography
Long-term assets by geography as of February 28, 2013 and May 31, 2012 were as follows:

(in millions)	February 28, 2013	May 31, 2012
Long-term assets (1) by geography:
United States	$6,388.2	$6,817.5
Europe	893.3	722.7
International	987.8	1,098.2
Total	$8,269.3	$8,638.4
 _____________________

(1)	Defined as property, plant and equipment, intangibles and goodwill.

Long-term assets by geography as of May 31, 2012 and 2011 were as follows:

(in millions)	May 31, 2012	May 31, 2011
Long-term assets (1) by geography:
United States	$6,817.5	$7,199.7
Europe	722.7	1,233.7
International	1,098.2	1,209.5
Total	$8,638.4	$9,642.9

(1)	Defined as property, plant and equipment, intangibles and goodwill.

Guarantor and Non-Guarantor Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Text Block [Abstract]
Condensed Consolidating Balance Sheets
CONDENSED CONSOLIDATING BALANCE SHEETS

	February 28, 2013
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$39.1	$178.3	$—	$217.4
Accounts receivable, net	—	270.0	275.9	—	545.9
Income tax receivable	—	1.3	3.1	—	4.4
Inventories, net	—	285.6	357.7	—	643.3
Deferred income taxes	—	47.3	14.8	—	62.1
Prepaid expenses and other	—	45.5	84.4	—	129.9
Total current assets	—	688.8	914.2	—	1,603.0
Property, plant and equipment, net	—	349.7	329.7	—	679.4
Investments	—	10.6	11.5	—	22.1
Investment in subsidiaries	8,285.6	—	—	(8,285.6)	—
Intangible assets, net	—	2,947.7	714.7	—	3,662.4
Goodwill	—	3,104.5	823.0	—	3,927.5
Other assets	—	93.5	13.8	—	107.3
Total assets	$8,285.6	$7,194.8	$2,806.9	$(8,285.6)	$10,001.7
Liabilities & Shareholder’s Equity
Current liabilities:
Current portion of long-term debt	$33.4	$—	$1.1	$—	$34.5
Accounts payable	—	44.1	43.1	—	87.2
Accrued interest	43.8	—	0.1	—	43.9
Accrued wages and commissions	—	70.6	59.8	—	130.4
Other accrued expenses	—	123.9	65.1	—	189.0
Total current liabilities	77.2	238.6	169.2	—	485.0
Long-term debt	5,942.4	—	1.5	—	5,943.9
Deferred income taxes	—	919.9	181.0	—	1,100.9
Other long-term liabilities	—	148.0	57.9	—	205.9
Total liabilities	6,019.6	1,306.5	409.6	—	7,735.7
Shareholder’s equity	2,266.0	5,888.3	2,397.3	(8,285.6)	2,266.0
Total liabilities and shareholder’s equity	$8,285.6	$7,194.8	$2,806.9	$(8,285.6)	$10,001.7

	May 31, 2012
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$190.1	$302.3	$—	$492.4
Accounts receivable, net	—	227.6	264.0	—	491.6
Investments	—	—	2.5	—	2.5
Income tax receivable	—	2.1	2.9	—	5.0
Inventories, net	—	288.7	254.5	—	543.2
Deferred income taxes	—	42.3	10.2	—	52.5
Prepaid expenses and other	—	48.8	75.3	—	124.1
Total current assets	—	799.6	911.7	—	1,711.3
Property, plant and equipment, net	—	320.1	273.5	—	593.6
Investments	—	10.1	3.8	—	13.9
Investment in subsidiaries	8,562.9	—	—	(8,562.9)	—
Intangible assets, net	—	3,239.3	691.1	—	3,930.4
Goodwill	—	3,271.4	843.0	—	4,114.4
Other assets	—	45.6	11.2	—	56.8
Total assets	$8,562.9	$7,686.1	$2,734.3	$(8,562.9)	$10,420.4
Liabilities & Shareholder’s Equity
Current liabilities:
Current portion of long-term debt	$34.3	$—	$1.3	$—	$35.6
Accounts payable	—	71.5	44.7	—	116.2
Accrued interest	56.5	—	—	—	56.5
Accrued wages and commissions	—	69.5	52.5	—	122.0
Other accrued expenses	—	106.1	74.1	—	180.2
Total current liabilities	90.8	247.1	172.6	—	510.5
Long-term debt	5,790.0	—	2.2	—	5,792.2
Deferred income taxes	—	1,065.7	192.1	—	1,257.8
Other long-term liabilities	—	131.6	46.2	—	177.8
Total liabilities	5,880.8	1,444.4	413.1	—	7,738.3
Shareholder’s equity	2,682.1	6,241.7	2,321.2	(8,562.9)	2,682.1
Total liabilities and shareholder’s equity	$8,562.9	$7,686.1	$2,734.3	$(8,562.9)	$10,420.4

CONDENSED CONSOLIDATING BALANCE SHEETS

	May 31, 2012
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$190.1	$302.3	$—	$492.4
Accounts receivable, net	—	227.6	264.0	—	491.6
Investments	—	—	2.5	—	2.5
Income tax receivable	—	2.1	2.9	—	5.0
Inventories, net	—	288.7	254.5	—	543.2
Deferred income taxes	—	42.3	10.2	—	52.5
Prepaid expenses and other	—	48.8	75.3	—	124.1
Total current assets	—	799.6	911.7	—	1,711.3
Property, plant and equipment, net	—	320.1	273.5	—	593.6
Investments	—	10.1	3.8	—	13.9
Investment in subsidiaries	8,562.9	—	—	(8,562.9)	—
Intangible assets, net	—	3,239.3	691.1	—	3,930.4
Goodwill	—	3,271.4	843.0	—	4,114.4
Other assets	—	45.6	11.2	—	56.8
Total assets	$8,562.9	$7,686.1	$2,734.3	$(8,562.9)	$10,420.4

Liabilities & Shareholder’s Equity
Current liabilities:
Current portion of long-term debt	$34.3	$—	$1.3	$—	$35.6
Accounts payable	—	71.5	44.7	—	116.2
Accrued interest	56.5	—	—	—	56.5
Accrued wages and commissions	—	69.5	52.5	—	122.0
Other accrued expenses	—	106.1	74.1	—	180.2
Total current liabilities	90.8	247.1	172.6	—	510.5
Long-term debt	5,790.0	—	2.2	—	5,792.2
Deferred income taxes	—	1,065.7	192.1	—	1,257.8
Other long-term liabilities	—	131.6	46.2	—	177.8
Total liabilities	5,880.8	1,444.4	413.1	—	7,738.3
Shareholder’s equity	2,682.1	6,241.7	2,321.2	(8,562.9)	2,682.1
Total liabilities and shareholder’s equity	$8,562.9	$7,686.1	$2,734.3	$(8,562.9)	$10,420.4

	May 31, 2011
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$176.4	$151.4	$—	$327.8
Accounts receivable, net	—	221.6	258.5	—	480.1
Investments	—	33.4	8.0	—	41.4
Income tax receivable	—	4.1	1.3	—	5.4
Inventories, net	—	292.1	290.4	—	582.5
Deferred income taxes	—	60.3	11.2	—	71.5
Prepaid expenses and other	—	57.1	52.6	—	109.7
Total current assets	—	845.0	773.4	—	1,618.4
Property, plant and equipment, net	—	332.2	306.2	—	638.4
Investments	—	10.0	23.1	—	33.1
Investment in subsidiaries	9,253.9	—	—	(9,253.9)	—
Intangible assets, net	—	3,416.6	1,117.8	—	4,534.4
Goodwill	—	3,460.8	1,009.3	—	4,470.1
Other assets	—	56.3	6.3	—	62.6
Total assets	$9,253.9	$8,120.9	$3,236.1	$(9,253.9)	$11,357.0

Liabilities & Shareholder’s Equity
Current liabilities:
Current portion of long-term debt	$35.9	$—	$1.5	$—	$37.4
Accounts payable	—	48.1	43.0	—	91.1
Accrued interest	64.1	—	—	—	64.1
Accrued wages and commissions	—	56.7	48.3	—	105.0
Other accrued expenses	—	153.5	88.3	—	241.8
Total current liabilities	100.0	258.3	181.1	—	539.4
Long-term debt	5,978.8	—	4.1	—	5,982.9
Deferred income taxes	—	1,126.1	361.5	—	1,487.6
Other long-term liabilities	—	130.8	41.2	—	172.0
Total liabilities	6,078.8	1,515.2	587.9	—	8,181.9
Shareholder’s equity	3,175.1	6,605.7	2,648.2	(9,253.9)	3,175.1
Total liabilities and shareholder’s equity	$9,253.9	$8,120.9	$3,236.1	$(9,253.9)	$11,357.0

Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Nine Months Ended February 28, 2013
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,438.6	$830.4	$—	$2,269.0
Cost of sales	—	551.1	184.9	—	736.0
Gross profit	—	887.5	645.5	—	1,533.0
Goodwill and intangible asset impairment charge	—	269.0	65.1	—	334.1
Operating expenses	—	908.3	315.8	—	1,224.1
Operating income (loss)	—	(289.8)	264.6	—	(25.2)
Other (income) expense, net	479.0	5.1	(0.9)	—	483.2
Income (loss) before income taxes	(479.0)	(294.9)	265.5	—	(508.4)
Tax expense (benefit)	(182.0)	(112.1)	187.9	—	(106.2)
Equity in earnings of subsidiaries	(105.2)	—	—	105.2	—
Net income (loss)	$(402.2)	$(182.8)	$77.6	$105.2	$(402.2)
Other comprehensive income (loss)	$5.9	$—	$(52.6)	$—	$(46.7)
Total comprehensive income (loss)	$(396.3)	$(182.8)	$25.0	$105.2	$(448.9)

	Nine Months Ended February 29, 2012
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,316.1	$782.5	$—	$2,098.6
Cost of sales	—	368.7	301.2	—	669.9
Gross profit	—	947.4	481.3	—	1,428.7
Operating expenses	—	763.4	380.7	—	1,144.1
Operating income (loss)	—	184.0	100.6	—	284.6
Other (income) expense, net	360.6	1.5	10.6	—	372.7
Income (loss) before income taxes	(360.6)	182.5	90.0	—	(88.1)
Tax expense (benefit)	(115.1)	69.3	27.4	—	(18.4)
Equity in earnings of subsidiaries	175.8	—	—	(175.8)	—
Net income (loss)	$(69.7)	$113.2	$62.6	$(175.8)	$(69.7)
Other comprehensive income (loss)	$17.4	$—	$(22.7)	$—	$(5.3)
Total comprehensive income (loss)	$(52.3)	$113.2	$39.9	$(175.8)	$(75.0)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Year Ended May 31, 2012
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,769.8	$1,068.3	$—	$2,838.1
Cost of sales	—	491.9	402.5	—	894.4
Gross profit	—	1,277.9	665.8	—	1,943.7
Goodwill and intangible asset impairment charge	—	264.3	265.5	—	529.8
Operating expenses	—	1,023.7	483.6	—	1,507.3
Operating income (loss)	—	(10.1)	(83.3)	—	(93.4)
Other (income) expense, net	477.1	3.1	17.2	—	497.4
Income (loss) before income taxes	(477.1)	(13.2)	(100.5)	—	(590.8)
Tax expense (benefit)	(181.3)	86.8	(37.5)	—	(132.0)
Equity in earnings of subsidiaries	(163.0)	—	—	163.0	—
Net income (loss)	$(458.8)	$(100.0)	$(63.0)	$163.0	$(458.8)
Other comprehensive income (loss)	$13.1	$—	$(62.0)	$—	$(48.9)
Total comprehensive income (loss)	$(445.7)	$(100.0)	$(125.0)	$163.0	$(507.7)

	Year Ended May 31, 2011
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,716.5	$1,015.7	$—	$2,732.2
Cost of sales	—	399.7	439.0	—	838.7
Gross profit	—	1,316.8	576.7	—	1,893.5
Goodwill and intangible asset impairment charge	—	—	941.4	—	941.4
Operating expenses	—	1,002.3	526.7	—	1,529.0
Operating income (loss)	—	314.5	(891.4)	—	(576.9)
Other (income) expense, net	493.9	(9.8)	3.6	—	487.7
Income (loss) before income taxes	(493.9)	324.3	(895.0)	—	(1,064.6)
Tax expense (benefit)	(187.2)	101.0	(128.6)	—	(214.8)
Equity in earnings of subsidiaries	(543.1)	—	—	543.1	—
Net income (loss)	$(849.8)	$223.3	$(766.4)	$543.1	$(849.8)
Other comprehensive income (loss)	$19.5	$(4.0)	$266.9	$—	$282.4
Total comprehensive income (loss)	$(830.3)	$219.3	$(499.5)	$543.1	$(567.4)

	Year Ended May 31, 2010
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,710.4	$987.6	$—	$2,698.0
Cost of sales	—	405.2	414.7	—	819.9
Gross profit	—	1,305.2	572.9	—	1,878.1
Operating expenses	—	996.4	525.1	—	1,521.5
Operating income (loss)	—	308.8	47.8	—	356.6
Other (income) expense, net	514.1	(4.0)	(11.8)	—	498.3
Income (loss) before income taxes	(514.1)	312.8	59.6	—	(141.7)
Tax expense (benefit)	(200.5)	98.5	7.9	—	(94.1)
Equity in earnings of subsidiaries	266.0	—	—	(266.0)	—
Net income (loss)	$(47.6)	$214.3	$51.7	$(266.0)	$(47.6)
Other comprehensive income (loss)	$11.3	$1.8	$(93.0)	$—	$(79.9)
Total comprehensive income (loss)	$(36.3)	$216.1	$(41.3)	$(266.0)	$(127.5)

Condensed Consolidating Statements of Cash Flows
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Nine Months Ended February 28, 2013
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$(232.3)	$246.9	$154.0	$105.2	$273.8
Capital expenditures	—	(69.4)	(80.3)	—	(149.7)
Acquisitions, net of cash acquired - Trauma Acquisition	—	(277.5)	(2.5)	—	(280.0)
Other	354.1	(50.9)	(202.1)	(105.2)	(4.1)
Cash flows provided by (used in) investing activities	354.1	(397.8)	(284.9)	(105.2)	(433.8)
Proceeds under asset based revolver	80.0	—	—	—	80.0
Payments under asset based revolver	(80.0)	—	—	—	(80.0)
Proceeds from senior notes due 2020 and term loans	3,396.2	—	—	—	3,396.2
Tender/retirement of senior notes due 2017 and term loans	(3,423.0)	—	—	—	(3,423.0)
Payment of fees related to refinancing activities	(77.8)	—	—	—	(77.8)
Other	(17.2)	(0.1)	(9.0)	—	(26.3)
Cash flows used in financing activities	(121.8)	(0.1)	(9.0)	—	(130.9)
Effect of exchange rate changes on cash	—	—	15.9	—	15.9
Decrease in cash and cash equivalents	—	(151.0)	(124.0)	—	(275.0)
Cash and cash equivalents, beginning of period	—	190.1	302.3	—	492.4
Cash and cash equivalents, end of period	$—	$39.1	$178.3	$—	$217.4

	Nine Months Ended February 29, 2012
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$0.2	$333.1	$133.8	$(175.8)	$291.3
Proceeds from sales/maturities of investments	—	33.7	8.3	—	42.0
Capital expenditures	—	(60.3)	(62.4)	—	(122.7)
Other	27.6	(265.1)	60.7	175.8	(1.0)
Cash flows provided by (used in) investing activities	27.6	(291.7)	6.6	175.8	(81.7)
Cash flows used in financing activities	(27.8)	—	(1.1)	—	(28.9)
Effect of exchange rate changes on cash	—	—	(12.5)	—	(12.5)
Increase in cash and cash equivalents	—	41.4	126.8	—	168.2
Cash and cash equivalents, beginning of period	—	176.4	151.4	—	327.8
Cash and cash equivalents, end of period	$—	$217.8	$278.2	$—	$496.0

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended May 31, 2012
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$(455.6)	$384.7	$285.2	$163.0	$377.3
Proceeds from sales/maturities of investments	—	42.1	—	—	42.1
Capital expenditures	—	(89.9)	(89.4)	—	(179.3)
Other	492.3	(323.2)	(12.9)	(163.0)	(6.8)
Cash flows provided by (used in) investing activities	492.3	(371.0)	(102.3)	(163.0)	(144.0)
Payments under senior secured credit facilities	(35.4)	—	—	—	(35.4)
Other	(1.3)	—	(1.4)	—	(2.7)
Cash flows used in financing activities	(36.7)	—	(1.4)	—	(38.1)
Effect of exchange rate changes on cash	—	—	(30.6)	—	(30.6)
Increase in cash and cash equivalents	—	13.7	150.9	—	164.6
Cash and cash equivalents, beginning of period	—	176.4	151.4	—	327.8
Cash and cash equivalents, end of period	$—	$190.1	$302.3	$—	$492.4

	Year Ended May 31, 2011
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$(844.6)	$432.7	$244.9	$543.1	$380.1
Proceeds from sales/maturities of investments	—	59.3	—	—	59.3
Purchases of investments	—	(78.7)	—	—	(78.7)
Capital expenditures	—	(81.4)	(92.6)	—	(174.0)
Other	894.3	(263.0)	(99.8)	(543.1)	(11.6)
Cash flows provided by (used in) investing activities	894.3	(363.8)	(192.4)	(543.1)	(205.0)
Payments under senior secured credit facilities	(34.8)	—	—	—	(34.8)
Other	(14.9)	—	(1.7)	—	(16.6)
Cash flows used in financing activities	(49.7)	—	(1.7)	—	(51.4)
Effect of exchange rate changes on cash	—	—	15.0	—	15.0
Increase in cash and cash equivalents	—	72.9	65.8	—	138.7
Cash and cash equivalents, beginning of period	—	103.5	85.6	—	189.1
Cash and cash equivalents, end of period	$—	$176.4	$151.4	$—	$327.8

	Year Ended May 31, 2010
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$(40.0)	$457.2	$170.3	$(266.0)	$321.5
Capital expenditures	—	(94.7)	(91.7)	—	(186.4)
Other	151.4	(437.9)	24.9	266.0	4.4
Cash flows provided by (used in) investing activities	151.4	(532.6)	(66.8)	266.0	(182.0)
Payments under revolving credit agreements	(65.2)	—	(68.9)	—	(134.1)
Payments under senior secured credit facilities	(35.8)	—	—	—	(35.8)
Other	(10.4)	—	20.4	—	10.0
Cash flows used in financing activities	(111.4)	—	(48.5)	—	(159.9)
Effect of exchange rate changes on cash	—	—	(6.1)	—	(6.1)
Increase (decrease) in cash and cash equivalents	—	(75.4)	48.9	—	(26.5)
Cash and cash equivalents, beginning of period	—	178.9	36.7	—	215.6
Cash and cash equivalents, end of period	$—	$103.5	$85.6	$—	$189.1

Restructuring Restructuring (Tables)	12 Months Ended
May 31, 2012
Restructuring and Related Activities [Abstract]
Summary of Severance and Benefit Costs
A summary of the severance and benefit costs in the periods presented is as follows:

(in millions)	Employee Severance and Benefit Costs
Restructuring Accrual:
Balance at May 31, 2009	$5.6
Costs incurred and charged to expense	6.2
Costs paid or otherwise settled	(8.6)
Non-cash adjustments (1)	(0.4)
Balance at May 31, 2010	2.8
Costs incurred and charged to expense	10.0
Costs paid or otherwise settled	(7.0)
Non-cash adjustments (1)	0.1
Balance at May 31, 2011	5.9
Costs incurred and charged to expense	17.9
Costs paid or otherwise settled	(14.2)
Non-cash adjustments (1)	(1.7)
Balance at May 31, 2012	$7.9

(1)	Primarily related to foreign currency fluctuations.

Quarterly Results (Unaudited) (Tables)	12 Months Ended
May 31, 2012
Income Statement [Abstract]
Schedule of Quarterly Results

	Quarter ended
(in millions)	August 31, 2011	November 30, 2011	February 29, 2012	May 31, 2012	Fiscal year ended May 31, 2012
Fiscal 2012
Net sales	$664.6	$725.1	$708.9	$739.5	$2,838.1
Gross profit	449.3	490.2	489.2	515.0	1,943.7
Net loss	(39.2)	(14.0)	(16.5)	(389.1)	(458.8)

	Quarter ended
	August 31, 2010	November 30, 2010	February 28, 2011	May 31, 2011	Fiscal year ended May 31, 2011
	(in millions)
Fiscal 2011
Net sales	$640.7	$698.3	$678.0	$715.2	$2,732.2
Gross profit	446.7	490.8	469.9	486.1	1,893.5
Net loss	(17.8)	(7.6)	(11.6)	(812.8)	(849.8)

Summary of Significant Accounting Policies and Nature of Operations (Details) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2012 reporting_unit	Aug. 31, 2011 reporting_unit	Feb. 28, 2013 reportable_segment	May 31, 2012 reporting_unit	May 31, 2012 reportable_segment geographic_market product_category principal_sales_channel operation_location country	May 31, 2011	Sep. 05, 2007	Jul. 11, 2007	Jun. 13, 2007
Offer price									$ 46
Borrowings to finance portion of the Offer and pay related fees and expenses								$ 4,181,000,000
Percentage of outstanding Shares tendered to Purchaser								82.00%
Percentage of shareholders voted to approve the proposed merger							91.00%
Number of worldwide locations with operations (over 50)					50
Approximate number of countries with distribution					90
Time period of development of highly durable joint replacement systems (over 30 years)					30 years
Number of reportable segments			1		1
Number of major product categories					5
Number of geographic units					3
Held-to-maturity investments				0	0
Swap liability			(66,600,000)	(76,200,000)	(76,200,000)	(96,800,000)
Number of principal sales channels					4
Number of reporting units eliminated upon reorganization		3
Number of reporting units for purposes of testing goodwill	6	8		6
Senior Secured Term Loan Facility [Member]
Amount of credit agreement								6,165,000,000
Short-term [Member]
Swap liability			(23,800,000)	(36,000,000)	(36,000,000)	(62,600,000)
Long-term [Member]
Swap liability			(44,600,000)	(41,000,000)	(41,000,000)	(34,800,000)
Credit valuation adjustment [Member]
Swap liability			$ 1,800,000	$ 800,000	$ 800,000	$ 600,000

Basis of Presentation - Additional Information (Detail)	9 Months Ended
Feb. 28, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Threshold limit for impairment tests	50.00%

Acquisition - Additional Information (Detail) (USD $)	3 Months Ended									9 Months Ended			12 Months Ended
	Feb. 28, 2013	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2010	Feb. 28, 2013	Feb. 28, 2013	Feb. 29, 2012	May 31, 2012	May 31, 2011		May 31, 2010		May 24, 2012
Business Acquisition [Line Items]
Acquisitions, net of cash acquired - Trauma Acquisition	$ 280,000,000									$ 280,000,000	$ 280,000,000							$ 280,000,000
Net sales		739,500,000	708,900,000	725,100,000	664,600,000	715,200,000	678,000,000	698,300,000	640,700,000	2,269,000,000		2,098,600,000	2,838,100,000	2,732,200,000	[1]	2,698,000,000	[1],[2]
Purchase price adjustment											0
Acquisition-related costs	1,100,000									10,300,000
Trauma [Member]
Business Acquisition [Line Items]
Net sales	$ 59,400,000									$ 150,900,000

[1]	New product categories were adopted in order to more closely represent the way the Company reports sales and markets products. Certain amounts have been reclassified to conform to the current presentation.
[2]	Certain amounts have been adjusted to conform to the current presentation. Specifically, International net sales increased, and Europe net sales decreased, $4.3 million for the year ended May 31, 2010. The current presentation aligns with how the Company presently manages and markets its products.

Acquisition - Preliminary Purchase Price Allocation (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	May 24, 2012
Business Combinations [Abstract]
Inventory	$ 98.9
Prepaid expenses and other	2.1
Instruments	29.2
Other property, plant and equipment	23.3
Liabilities assumed	(4)
Intangible assets	70
Goodwill	60.5
Preliminary purchase price	$ 280	$ 280

Inventories - Components of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	May 31, 2012	May 31, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 81.9	$ 78.3	$ 85
Work-in-process	48.1	42.4	44.8
Finished goods	513.3	422.5	452.7
Inventories	$ 643.3	$ 543.2	$ 582.5

Property, Plant and Equipment - Useful Lives of Property, Plant and Equipment (Detail)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Land improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment	20 years	20 years
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment	30 years	30 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment	5 years	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment	10 years	10 years
Instruments [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment	4 years	4 years

Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	May 31, 2012	May 31, 2011
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,349.7	$ 1,134.8	$ 1,086.8
Accumulated depreciation	(670.3)	(541.2)	(448.4)
Total property, plant and equipment, net	679.4	593.6	638.4
Land and land improvements [Member}
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	40.8	40.2	43.5
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	102.1	89.9	110.9
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	390.4	342.3	328.6
Instruments [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	780.5	633.3	573
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 35.9	$ 29.1	$ 30.8

Property, Plant and Equipment - Textuals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
May 31, 2011
Impaired Long-Lived Assets Held and Used [Line Items]
Property, plant and equipment impairment charge	$ 17
Cost of sales [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Property, plant and equipment impairment charge	6.5
Selling, general and administrative expense [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Property, plant and equipment impairment charge	$ 10.5

Investments - Summary of Company's Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012	May 31, 2011	Feb. 28, 2013 Equity securities [Member]	May 31, 2012 Equity securities [Member]	May 31, 2011 Equity securities [Member]	May 31, 2011 Money market funds [Member]	Feb. 28, 2013 Time deposit [Member]	May 31, 2012 Time deposit [Member]	May 31, 2011 Time deposit [Member]	Feb. 28, 2013 Greek bonds [Member]	May 31, 2012 Greek bonds [Member]	May 31, 2011 Greek bonds [Member]	Dec. 31, 2010 Greek bonds [Member]	May 31, 2011 Other investments [Member]
Summary of Investment Holdings [Line Items]
Available-for-sale, Amortized Cost	$ 17.2	$ 16.2	$ 79	$ 0.2	$ 0.4	$ 0.5	$ 9.5	$ 15.9	$ 9.5	$ 33.1	$ 1.1	$ 6.3	$ 35.6		$ 0.3
Available-for-sale, Unrealized Gains	4	0	0.1	0.1	0	0.1	0	0.1	0	0	3.8	0	0		0
Available-for-sale, Unrealized Losses		(0.2)	(4.7)		(0.2)	(0.2)	0		0	0		0	(4.5)		0
Available-for-sale, Fair Value	21.2	16	74.4	0.3	0.2	0.4	9.5	16	9.5	33.1	4.9	6.3	31.1	33.8	0.3
Trading, Amortized Cost	0.8	0.4	0.1	0.8	0.4	0.1
Trading, Realized Gains	0.1	0	0	0.1	0	0
Trading, Realized Losses		0	0		0	0
Trading, Fair Value	$ 0.9	$ 0.4	$ 0.1	$ 0.9	$ 0.4	$ 0.1

Investments - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				0 Months Ended		12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013	Feb. 29, 2012	May 31, 2012	May 31, 2011	May 31, 2010	Dec. 31, 2010 Minimum [Member]	Feb. 28, 2013 Minimum [Member]	Dec. 31, 2010 Maximum [Member]	Feb. 28, 2013 Maximum [Member]	Dec. 31, 2011 Greek bonds [Member]	Feb. 29, 2012 Greek bonds [Member]	Feb. 29, 2012 Greek bonds [Member]	May 31, 2012 Greek bonds [Member]	May 31, 2011 Greek bonds [Member]	Feb. 28, 2013 Greek bonds [Member]	Dec. 31, 2010 Greek bonds [Member]	Mar. 09, 2012 Greek bonds [Member] Minimum [Member]	Mar. 09, 2012 Greek bonds [Member] Maximum [Member]	May 31, 2012 Other (income) expense [Member]	May 31, 2011 Other (income) expense [Member]	May 31, 2010 Other (income) expense [Member]
Summary of Investment Holdings [Line Items]
Proceeds on sales/maturities of investments	$ 5,500,000	$ 8,300,000		$ 42,000,000	$ 42,100,000	$ 59,300,000	$ 24,900,000
Realized gain on investments																					2,000,000	4,900,000	4,300,000
Investment purchases	0	100,000	6,400,000	300,000
Face value of bonds															15,700,000		11,200,000	45,500,000
Fair value of bonds	21,200,000		21,200,000		16,000,000	74,400,000									6,300,000	31,100,000	4,900,000	33,800,000
Bond maturity dates (in years)								1 year		3 years
Realized losses related to other-than-temporary impairment					(2,000,000)	(2,600,000)	(4,300,000)						2,800,000	19,300,000	(20,100,000)
Other than temporary impairment	0															0
Proceeds from maturity of bonds												$ 8,400,000
Maturity dates of new bonds									1 year		30 years								1 year	30 years

Investments - Summary of Investment Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Investments, Debt and Equity Securities [Abstract]
Interest income	$ 0.4	$ 0.6	$ 0.3
Dividend income	0.2	0.1	0.1
Net realized gains	2	2.6	4.3
Total investment income	$ 2.6	$ 3.3	$ 4.7

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended				12 Months Ended								3 Months Ended		12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2012 reporting_unit	May 31, 2012	Aug. 31, 2011 reporting_unit	Feb. 28, 2013 reporting_unit reportable_segment	May 31, 2012 reporting_unit	Feb. 29, 2012		May 31, 2012 reporting_unit reportable_segment	May 31, 2011		May 31, 2010		May 31, 2009	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Maximum [Member]	May 31, 2012 Spine and Bone Healing and Dental Reconstructive [Member]	Feb. 28, 2013 Dental Reconstructive [Member]	May 31, 2012 Dental Reconstructive [Member]	May 31, 2012 U.S. Reconstructive [Member]	Feb. 28, 2013 U.S. Reconstructive [Member]	May 31, 2012 International [Member]	Feb. 28, 2013 International [Member]	May 31, 2011 Europe [Member]	May 31, 2012 Europe [Member]	Feb. 28, 2013 Europe [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	$ 597,100,000	$ 4,114,400,000		$ 3,927,500,000	$ 4,114,400,000			$ 4,114,400,000	$ 4,470,100,000		$ 4,707,500,000		$ 4,780,500,000				$ 66,300,000	$ 298,600,000	$ 2,971,900,000	$ 2,973,400,000	$ 555,500,000	$ 523,500,000		$ 223,000,000	$ 299,400,000
Number of reportable segments				1				1
Number of reporting units eliminated upon reorganization			3
Number of reporting units for purposes of testing goodwill	6		8		6
Goodwill and intangible assets impairment charge		529,800,000		334,100,000		0	[1]	529,800,000	941,400,000	[1]	0	[1]				529,800,000	334,100,000						941,400,000
Discount rates used in impairment test														9.20%	13.50%
Impact on fair value of the consolidated company by a 1% increase in discount rate utilized	1,300,000,000
Impact on fair value of the consolidated company by a 1% decrease in discount rate utilized	1,800,000,000
Number of goodwill reporting tested under two-step method	2
Goodwill impairment charge	291,900,000			233,000,000				291,900,000	422,800,000		0
Implied fair value of goodwill	305,200,000
Carrying value of definite-lived intangible assets	432,400,000
Definite-lived intangible asset impairment charge	229,800,000
Fair value of definite-lived intangible assets	202,600,000
Carrying value of indefinite-lived intangible assets	75,100,000
Indefinite-lived intangible asset impairment charge	8,100,000
Fair value of indefinite-lived intangible assets	67,000,000
Number of reporting units at higher risk for failing step one of the goodwill impairment test				4				4
Level of excess fair value over carrying value for higher risk reporting units (less than 10%)								10.00%										10.00%	10.00%		10.00%			10.00%
Intangible assets, expected amortization expense during next 12 months		305,400,000		303,800,000	305,400,000			305,400,000
Intangible assets, expected amortization expense for year 2		295,100,000		287,000,000	295,100,000			295,100,000
Intangible assets, expected amortization expense for year 3		277,400,000		270,000,000	277,400,000			277,400,000
Intangible assets, expected amortization expense for year 4		268,900,000		262,000,000	268,900,000			268,900,000
Intangible assets, expected amortization expense for year 5		$ 263,700,000		$ 257,500,000	$ 263,700,000			$ 263,700,000

[1]	Certain amounts have been adjusted to conform to the current presentation.

Goodwill and Other Intangible Assets - Schedule of Goodwill (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Feb. 28, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Goodwill [Roll Forward]
Beginning of period		$ 4,114.4	$ 4,470.1	$ 4,707.5	$ 4,780.5
Goodwill acquired		62	0	0	0
Currency translation		(15.9)	(63.8)	185.4	(73)
Impairment charge	(291.9)	(233)	(291.9)	(422.8)	0
End of Period	597.1	3,927.5	4,114.4	4,470.1	4,707.5
Goodwill, Impaired, Accumulated Impairment Loss [Abstract]
Gross carrying amount			5,324.7	5,388.5	5,203.1
Accumulated impairment losses			(1,210.3)	(918.4)	(495.6)
Net carrying amount	$ 597.1	$ 3,927.5	$ 4,114.4	$ 4,470.1	$ 4,707.5

Goodwill and Other Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012	May 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 5,328.2	$ 5,776.2	$ 6,520.4
Impairment Charge	(151.8)	(503.8)	(688.3)
New Carrying Amount	5,176.4	5,272.4	5,832.1
Accumulated Amortization	(1,564.7)	(1,607.9)	(1,467.4)
Impairment Charge	50.7	265.9	169.7
Net Carrying Amount	3,662.4	3,930.4	4,534.4
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,699.9	1,856.1	2,092.6
Impairment Charge	(39)	(185.7)	(243.1)
New Carrying Amount	1,660.9	1,670.4	1,849.5
Accumulated Amortization	(451.2)	(457.7)	(416.9)
Impairment Charge	4.1	74.3	53.4
Net Carrying Amount	1,213.8	1,287	1,486
Completed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	604.2	594.2	664.9
Impairment Charge	(55.2)	0	(70.7)
New Carrying Amount	549	594.2	594.2
Accumulated Amortization	(240.7)	(206.7)	(183.9)
Impairment Charge	36.7	0	21.8
Net Carrying Amount	345	387.5	432.1
Product trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	192.5	184.5	183.7
Impairment Charge	0	0	0
New Carrying Amount	192.5	184.5	183.7
Accumulated Amortization	(61.3)	(52.6)	(41)
Impairment Charge	0	0	0
Net Carrying Amount	131.2	131.9	142.7
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,387.5	2,666.1	2,944.6
Impairment Charge	(46.1)	(306.8)	(300.4)
New Carrying Amount	2,341.4	2,359.3	2,644.2
Accumulated Amortization	(786.1)	(859.3)	(778.5)
Impairment Charge	9.9	191.6	94.5
Net Carrying Amount	1,565.2	1,691.6	1,960.2
Non-compete contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4.6	4.6	4.6
Impairment Charge	0	0	0
New Carrying Amount	4.6	4.6	4.6
Accumulated Amortization	(3.8)	(3.1)	(2.1)
Impairment Charge	0	0	0
Net Carrying Amount	0.8	1.5	2.5
Sub-total [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,888.7	5,305.5	5,890.4
Impairment Charge	(140.3)	(492.5)	(614.2)
New Carrying Amount	4,748.4	4,813	5,276.2
Accumulated Amortization	(1,543.1)	(1,579.4)	(1,422.4)
Impairment Charge	50.7	265.9	169.7
Net Carrying Amount	3,256	3,499.5	4,023.5
Corporate trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	312.2	323.5	397.6
Impairment Charge	(11.5)	(11.3)	(74.1)
New Carrying Amount	300.7	312.2	323.5
Accumulated Amortization	0	0	0
Impairment Charge	0	0	0
Net Carrying Amount	300.7	312.2	323.5
Currency translation [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	127.3	147.2	232.4
Impairment Charge	0	0	0
New Carrying Amount	127.3	147.2	232.4
Accumulated Amortization	(21.6)	(28.5)	(45)
Impairment Charge	0	0	0
Net Carrying Amount	$ 105.7	$ 118.7	$ 187.4

Goodwill and Other Intangible Assets - Weighted Average Useful Life of Intangible Assets (Detail)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Core technology [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	16 years	17 years
Completed technology [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	10 years	11 years
Product trade names [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	14 years	15 years
Customer relationships [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	15 years	16 years
Non-compete contracts [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	2 years	3 years
Corporate trade names [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	Indefinite��life	Indefinite life

Goodwill and Other Intangible Assets - DePuy Trauma Acquisition (Details) (DePuy trauma acquisition [Member], USD $)	0 Months Ended
	Jul. 13, 2012 hospital	May 24, 2012
DePuy trauma acquisition [Member]
Business Acquisition [Line Items]
Acquisition purchase price		$ 280,000,000
Number of hospitals to be transferred subsequently	5
Time period of subsequent country closings (less than six months)	6 months

Debt - Schedule of Terms and Carrying Value of Debt Instrument (Detail)	Feb. 28, 2013 USD ($)	May 31, 2012 USD ($)	May 31, 2011 USD ($)	Feb. 28, 2013 European facilities [Member] EUR (€)	May 31, 2012 European facilities [Member] EUR (€)	May 31, 2011 European facilities [Member] EUR (€)	Feb. 28, 2013 European facilities [Member] Euro [Member]	May 31, 2012 European facilities [Member] Euro [Member]	Feb. 28, 2013 Debt One [Member] USD ($)	May 31, 2012 Debt One [Member] USD ($)	May 31, 2011 Debt One [Member] USD ($)	Feb. 28, 2013 Term loan facility, 25-Mar-15 [Member] USD ($)	Feb. 28, 2013 Term loan facility, 25-Mar-15 [Member] EUR (€)	May 31, 2012 Term loan facility, 25-Mar-15 [Member] USD ($)	May 31, 2012 Term loan facility, 25-Mar-15 [Member] EUR (€)	May 31, 2011 Term loan facility, 25-Mar-15 [Member] USD ($)	May 31, 2011 Term loan facility, 25-Mar-15 [Member] EUR (€)	Feb. 28, 2013 Term loan facility, 25-Mar-15 [Member] Euro [Member]	May 31, 2012 Term loan facility, 25-Mar-15 [Member] Euro [Member]	Feb. 28, 2013 Term loan facility, 25-Mar-15 [Member] USD [Member]	May 31, 2012 Term loan facility, 25-Mar-15 [Member] USD [Member]	Feb. 28, 2013 Term loan facility, 25-Jul-17 [Member] USD ($)	Feb. 28, 2013 Term loan facility, 25-Jul-17 [Member] Euro [Member]	Feb. 28, 2013 Term loan facility, 25-Jul-17 [Member] USD [Member]	Feb. 28, 2013 Term loan facility, 25-Jul-17 [Member] Currency Euro [Member] EUR (€)	Feb. 28, 2013 Debt Two [Member] USD ($)	May 31, 2012 Debt Two [Member] USD ($)	May 31, 2011 Debt Two [Member] USD ($)	Feb. 28, 2013 Debt Three [Member] USD ($)	May 31, 2012 Cash flow revolving credit facility, 25-Sep-13 [Member] USD ($)	May 31, 2011 Cash flow revolving credit facility, 25-Sep-13 [Member] USD ($)	May 31, 2012 Cash flow revolving credit facility, 25-Sep-13 [Member] USD [Member]	May 31, 2012 Cash flow revolving credit facility, 25-Sep-13 [Member] USD/EUR [Member] USD ($)	May 31, 2011 Cash flow revolving credit facility, 25-Sep-13 [Member] USD/EUR [Member] USD ($)	Feb. 28, 2013 Cash flow revolving credit facility, 25-Apr-17 [Member]	Feb. 28, 2013 Cash flow revolving credit facility, 25-Apr-17 [Member] USD [Member]	Feb. 28, 2013 Cash flow revolving credit facility, 25-Apr-17 [Member] USD/EUR [Member]	Aug. 02, 2012 Asset-based revolving credit facility [Member]	Feb. 28, 2013 Asset-based revolving credit facility [Member] USD ($)	May 31, 2012 Asset-based revolving credit facility [Member] USD ($)	May 31, 2011 Asset-based revolving credit facility [Member] USD ($)	Feb. 28, 2013 Asset-based revolving credit facility [Member] USD [Member]	May 31, 2012 Asset-based revolving credit facility [Member] USD [Member]	Feb. 28, 2013 Asset-based revolving credit facility [Member] Currency Euro [Member]	Feb. 28, 2013 Asset-based revolving credit facility [Member] USD/EUR [Member]	Feb. 28, 2013 Senior cash pay notes [Member]	May 31, 2012 Senior cash pay notes [Member] USD ($)	May 31, 2011 Senior cash pay notes [Member] USD ($)	Feb. 28, 2013 Senior cash pay notes [Member] USD [Member]	May 31, 2012 Senior cash pay notes [Member] USD [Member]	Feb. 28, 2013 Senior PIK toggle notes [Member]	May 31, 2012 Senior PIK toggle notes [Member] USD ($)	May 31, 2011 Senior PIK toggle notes [Member] USD ($)	Feb. 28, 2013 Senior PIK toggle notes [Member] USD [Member] Minimum [Member]	May 31, 2012 Senior PIK toggle notes [Member] USD [Member] Minimum [Member]	Feb. 28, 2013 Senior PIK toggle notes [Member] USD [Member] Maximum [Member]	May 31, 2012 Senior PIK toggle notes [Member] USD [Member] Maximum [Member]	Feb. 28, 2013 Senior subordinated notes [Member]	May 31, 2012 Senior subordinated notes [Member] USD ($)	May 31, 2011 Senior subordinated notes [Member] USD ($)	Feb. 28, 2013 Senior subordinated notes [Member] USD [Member]	May 31, 2012 Senior subordinated notes [Member] USD [Member]	Feb. 28, 2013 Senior notes [Member] USD ($)	Feb. 28, 2013 Senior notes [Member] USD [Member]	Feb. 28, 2013 Senior subordinated notes [Member] USD ($)	Feb. 28, 2013 Senior subordinated notes [Member] USD [Member]
Debt Instrument [Line Items]
Maturity period of term loan under the credit facility												Mar 25, 2015	Mar 25, 2015					Mar 25, 2015				Jul 25, 2017	Jul 25, 2017												Apr 25, 2017		Apr 25, 2017	Jul 25, 2017	Jul 25, 2017					Jul 25, 2017		Oct 15, 2017					Oct 15, 2017							Oct 15, 2017					Aug 1, 2020		Oct 1, 2020
Interest rate description							Interest��Free											LIBOR + 3.00%		LIBOR��+ 3.00%			LIBOR + 4.00%	LIBOR + 3.75%												LIBOR + 3.50%	LIBOR + 3.50%					LIBOR + 1.75%			LIBOR + 1.75%
Interest rate								0.00%																																									10.00%	10.00%				10.38%	10.38%	11.13%	11.13%	6.50%			11.63%	11.63%		6.50%	6.50%	6.50%
Debt Instruments basis spread on variable rate																		3.00%	3.00%	3.00%	3.00%		4.00%	3.75%								2.00%	2.00%			3.50%	3.50%					1.75%	1.25%		1.75%
Premium on notes	$ 39,100,000	$ 3,000,000	$ 3,300,000
Total debt	$ 5,978,400,000	$ 5,827,800,000	$ 6,020,300,000	€ 2,000,000	€ 2,800,000	€ 3,900,000			$ 2,600,000	$ 3,500,000	$ 5,600,000	$ 104,600,000	€ 168,200,000	$ 2,234,700,000	€ 835,600,000	$ 2,258,100,000	€ 844,400,000					$ 2,122,100,000			€ 661,000,000	$ 220,100,000	$ 1,039,600,000	$ 1,206,300,000	$ 864,900,000	$ 0	$ 0		$ 0	$ 0					$ 0	$ 0	$ 0						$ 761,000,000	$ 761,000,000				$ 771,000,000	$ 771,000,000						$ 1,015,000,000	$ 1,015,000,000			$ 1,825,000,000		$ 800,000,000

Debt - Additional Information (Detail)	0 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended								0 Months Ended			0 Months Ended	9 Months Ended			0 Months Ended	9 Months Ended							0 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended				9 Months Ended			9 Months Ended
	Dec. 27, 2012 USD ($)	Feb. 28, 2013 USD ($)	Aug. 31, 2012	Feb. 28, 2013 USD ($)	Feb. 29, 2012 USD ($)		May 31, 2012 USD ($)	May 31, 2011 USD ($)	Aug. 02, 2012 Senior secured credit facility [Member] USD ($)	Aug. 02, 2012 Senior secured credit facility [Member] EUR (€)	Aug. 02, 2012 Senior secured credit facility [Member] Subsequent events [Member] USD ($)	Aug. 02, 2012 Senior secured credit facility [Member] Subsequent events [Member] EUR (€)	Aug. 02, 2012 Revolving Credit Facility [Member] USD ($)	Aug. 02, 2012 Revolving Credit Facility [Member] Subsequent events [Member] USD ($)	Aug. 02, 2012 Term loan facility, 25-Jul-17 [Member]	Aug. 02, 2012 Non Extended Term Loans [Member] USD ($)	Aug. 02, 2012 Non Extended Term Loans [Member] Subsequent events [Member] USD ($)	Aug. 02, 2012 Term loan facility, 25-Mar-15 [Member]	Feb. 28, 2013 Senior notes [Member] USD ($)	Feb. 28, 2013 Senior subordinated notes [Member] USD ($)	Oct. 02, 2012 Senior subordinated notes [Member] USD ($)	Aug. 02, 2012 Asset-based revolving credit facility [Member]	Feb. 28, 2013 Asset-based revolving credit facility [Member] USD ($)	May 31, 2012 Asset-based revolving credit facility [Member] USD ($)	May 31, 2011 Asset-based revolving credit facility [Member] USD ($)	Nov. 14, 2012 Asset-based revolving credit facility [Member] U.S. tranche [Member] USD ($)	Nov. 14, 2012 Asset-based revolving credit facility [Member] European borrower tranche [Member] USD ($)	Oct. 04, 2012 Joinder Agreement [Member] Term loan facility, 25-Jul-17 [Member] USD ($)	Oct. 04, 2012 Joinder Agreement [Member] Term loan facility, 25-Jul-17 [Member] EUR (€)	Aug. 08, 2012 6.500% senior notes due 2020 [Member] USD ($)	Feb. 28, 2013 6.500% senior notes due 2020 [Member]	Aug. 08, 2012 6.500% senior notes due 2020 [Member] Subsequent events [Member] USD ($)	Oct. 02, 2012 6.500% senior notes due 2020 [Member] Senior notes [Member] USD ($)	Feb. 28, 2013 6.500% senior notes due 2020 [Member] Senior notes [Member]	Oct. 02, 2012 6.500% senior notes due 2020 [Member] Senior subordinated notes [Member] USD ($)	Feb. 28, 2013 6.500% senior notes due 2020 [Member] Senior subordinated notes [Member]	Feb. 28, 2013 U.S. dollar-denominated term loans [Member] One-month LIBOR [Member]	Feb. 28, 2013 U.S. dollar-denominated term loans [Member] Three-month LIBOR [Member]	May 31, 2012 U.S. dollar-denominated term loans [Member] Three-month LIBOR [Member]	Feb. 28, 2013 Euro-denominated term loans [Member] One-month LIBOR [Member]	Feb. 28, 2013 Euro-denominated term loans [Member] Three-month LIBOR [Member]	May 31, 2012 Euro-denominated term loans [Member] Three-month LIBOR [Member]	Feb. 28, 2013 Refinancing [Member] USD ($)	Feb. 28, 2013 10 3/8 Senior PIK Toggle Notes due 2017 [Member]	Aug. 31, 2012 11 1 /8% Senior PIK Toggle Notes due 2017 [Member] USD ($)	Aug. 08, 2012 11 1 /8% Senior PIK Toggle Notes due 2017 [Member] USD ($)	Oct. 02, 2012 10% Senior Notes [Member] USD ($)	Oct. 02, 2012 11.625% Senior Subordinated Notes Outstanding [Member] USD ($)
Debt Disclosure [Line Items]
Interest rate																				6.50%										6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%											45.12%	43.91%
Maturity year																				2020										2020	2020		2020	2020	2020	2020								2017
Percent of term loans subject to variable rate																																					55.00%			95.00%
Variable rate basis																																					0.20%	0.31%	0.47%	0.06%	0.12%	0.72%
Term loan payment in each year, Percentage		0.25%		0.25%			1.00%
Total amount of required payments under the term loan facilities				$ 25,200,000			$ 35,400,000
Currency conversion rate of 1 Euro		1.3084		1.3084			1.2441	1.4284
Revolving borrowing base		795,500,000		795,500,000			713,900,000
Long-term Debt, Remaining Commitment of Subsidiaries of Lehman Brothers Holding Inc.							22,300,000
Financing fees related to credit agreement		12,400,000		12,400,000			34,500,000
Payment of fees related to refinancing activities				(77,800,000)	0	[1]																																					70,700,000
Face value of bonds																					800,000,000									1,000,000,000		1,000,000,000	825,000,000		800,000,000										140,000,000	140,000,000	343,400,000	384,200,000
Toggle notes tender percentage			70.00%
Maturity period of term loan under the credit facility															Apr 25, 2017	Dec 24, 2014		Mar 25, 2015	Aug 1, 2020	Oct 1, 2020		Jul 25, 2017	Jul 25, 2017
Loss on the retirement of bonds		0		155,200,000
Write off of deferred financing fees		3,400,000		17,100,000
Excess of term loan									1,007,200,000	631,300,000	1,007,200,000	631,300,000	165,000,000	165,000,000		200,000,000	200,000,000
Outstanding balance		5,978,400,000		5,978,400,000			5,827,800,000	6,020,300,000											1,825,000,000	800,000,000			0	0	0			392,700,000	32,900,000
New asset-based revolving credit facility																										400,000,000	100,000,000
Add-on to the extended U.S. dollar term loan	$ 730,000,000

[1]	Certain amounts have been adjusted to conform to the current presentation.

Debt Debt - Short-term and Long-term Classification (Details)	Feb. 28, 2013 USD ($)	May 31, 2012 USD ($)	May 31, 2011 USD ($)	May 31, 2012 Senior secured credit facility [Member] USD ($)	May 31, 2011 Senior secured credit facility [Member] USD ($)	Feb. 28, 2013 European facilities [Member] EUR (€)	May 31, 2012 European facilities [Member] USD ($)	May 31, 2012 European facilities [Member] EUR (€)	May 31, 2011 European facilities [Member] USD ($)	May 31, 2011 European facilities [Member] EUR (€)
Debt Instrument [Line Items]
Short-term borrowings		$ 35,600,000	$ 37,400,000	$ 34,300,000	$ 35,900,000		$ 1,300,000		$ 1,500,000
Long-term Debt, Fiscal Year Maturity [Abstract]
2013		35,600,000
2014 and 2015		3,240,000,000
2016 and 2017		0
2018 and thereafter		2,552,200,000
Long-term debt (including current maturities)	$ 5,978,400,000	$ 5,827,800,000	$ 6,020,300,000			€ 2,000,000		€ 2,800,000		€ 3,900,000

Fair Value Measurements - Fair Value of Assets and Liabilities Measured on Recurring Basis (Detail) (USD $)	Feb. 28, 2013	May 31, 2012	Feb. 29, 2012	May 31, 2011
Assets:
Total assets, Fair Value	$ 272,200,000	$ 454,800,000		$ 316,100,000
Liabilities:
Total liabilities, Fair Value	68,100,000	76,400,000		96,900,000
Fair value of long-term debt	6,073,500,000	6,009,100,000
Carrying value of long-term debt	5,978,400,000	5,827,800,000		6,020,300,000
Fair value of assets measured on a nonrecurring basis	0
Fair value of liabilities measured on a nonrecurring basis			0
Money market funds [Member]
Assets:
Total assets, Fair Value	122,400,000	303,100,000		132,500,000
Time deposit [Member]
Assets:
Total assets, Fair Value	16,000,000	36,300,000		47,400,000
Greek bonds [Member]
Assets:
Total assets, Fair Value	4,900,000	6,300,000		31,100,000
Pension plan assets [Member]
Assets:
Total assets, Fair Value	128,400,000	108,700,000		104,100,000
Foreign currency exchange contracts [Member]
Assets:
Total assets, Fair Value	200,000	200,000		200,000
Liabilities:
Total liabilities, Fair Value	1,500,000	200,000		100,000
Other [Member]
Assets:
Total assets, Fair Value	300,000	200,000		500,000
Interest rate swaps [Member]
Liabilities:
Total liabilities, Fair Value	66,600,000	76,200,000		96,800,000
Corporate debt securities [Member]
Assets:
Total assets, Fair Value				300,000
Level 1 [Member]
Assets:
Total assets, Fair Value	122,600,000	303,100,000		132,800,000
Liabilities:
Total liabilities, Fair Value	0	0		0
Level 1 [Member] | Money market funds [Member]
Assets:
Total assets, Fair Value	122,400,000	303,100,000		132,500,000
Level 1 [Member] | Time deposit [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 1 [Member] | Greek bonds [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 1 [Member] | Pension plan assets [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 1 [Member] | Foreign currency exchange contracts [Member]
Assets:
Total assets, Fair Value	0	0		0
Liabilities:
Total liabilities, Fair Value	0	0		0
Level 1 [Member] | Other [Member]
Assets:
Total assets, Fair Value	200,000	0		300,000
Level 1 [Member] | Interest rate swaps [Member]
Liabilities:
Total liabilities, Fair Value	0	0		0
Level 1 [Member] | Corporate debt securities [Member]
Assets:
Total assets, Fair Value				0
Level 2 [Member]
Assets:
Total assets, Fair Value	149,500,000	151,500,000		183,100,000
Liabilities:
Total liabilities, Fair Value	68,100,000	76,400,000		96,900,000
Level 2 [Member] | Money market funds [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 2 [Member] | Time deposit [Member]
Assets:
Total assets, Fair Value	16,000,000	36,300,000		47,400,000
Level 2 [Member] | Greek bonds [Member]
Assets:
Total assets, Fair Value	4,900,000	6,300,000		31,100,000
Level 2 [Member] | Pension plan assets [Member]
Assets:
Total assets, Fair Value	128,400,000	108,700,000		104,100,000
Level 2 [Member] | Foreign currency exchange contracts [Member]
Assets:
Total assets, Fair Value	200,000	200,000		200,000
Liabilities:
Total liabilities, Fair Value	1,500,000	200,000		100,000
Level 2 [Member] | Other [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 2 [Member] | Interest rate swaps [Member]
Liabilities:
Total liabilities, Fair Value	66,600,000	76,200,000		96,800,000
Level 2 [Member] | Corporate debt securities [Member]
Assets:
Total assets, Fair Value				300,000
Level 3 [Member]
Assets:
Total assets, Fair Value	100,000	200,000		200,000
Liabilities:
Total liabilities, Fair Value	0	0		0
Level 3 [Member] | Money market funds [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 3 [Member] | Time deposit [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 3 [Member] | Greek bonds [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 3 [Member] | Pension plan assets [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 3 [Member] | Foreign currency exchange contracts [Member]
Assets:
Total assets, Fair Value	0	0		0
Liabilities:
Total liabilities, Fair Value	0	0		0
Level 3 [Member] | Other [Member]
Assets:
Total assets, Fair Value	100,000	200,000		200,000
Level 3 [Member] | Interest rate swaps [Member]
Liabilities:
Total liabilities, Fair Value	0	0		0
Level 3 [Member] | Corporate debt securities [Member]
Assets:
Total assets, Fair Value				$ 0

Fair Value Measurements - Reconciliation of Items Using Unobservable Inputs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0.2	$ 5.7
Total net gains included in earnings	0	2.6
Total unrealized gains included in other comprehensive income	0	(2.6)
Total proceeds from sale of Level 3 investments	0	(5.5)
Ending balance	$ 0.2	$ 0.2

Derivative Instruments and Hedging Activities - Additional Information (Detail) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended																9 Months Ended	12 Months Ended
	Feb. 28, 2013 USD ($)	May 31, 2012 USD ($)	May 31, 2011 USD ($)	Sep. 25, 2007 USD ($)	Sep. 25, 2007 EUR (€)	Feb. 28, 2013 Swap agreements [Member]	May 31, 2012 Swap agreements [Member]	May 31, 2011 Swap agreements [Member]	Feb. 28, 2013 Short-term [Member] USD ($)	May 31, 2012 Short-term [Member] USD ($)	May 31, 2011 Short-term [Member] USD ($)	Feb. 28, 2013 Long-term [Member] USD ($)	May 31, 2012 Long-term [Member] USD ($)	May 31, 2011 Long-term [Member] USD ($)	Feb. 28, 2013 Credit valuation adjustment [Member] USD ($)	May 31, 2012 Credit valuation adjustment [Member] USD ($)	May 31, 2011 Credit valuation adjustment [Member] USD ($)	Feb. 28, 2013 Euro term loan [Member] EUR (€)	May 31, 2012 Euro term loan [Member] EUR (€)	Feb. 28, 2013 Euro term loan [Member] USD ($)	May 31, 2012 Euro term loan [Member] USD ($)	Sep. 25, 2007 Euro term loan [Member] USD ($)	Sep. 25, 2007 Euro term loan [Member] EUR (€)	Feb. 28, 2013 U.S. dollar term loan [Member]	May 31, 2012 U.S. dollar term loan [Member]
Derivative Instruments And Hedging Activities [Line Items]
Hedged portion of net investment				$ 1,690	€ 1,238													€ 1,918.2	€ 1,808.9	$ 2,487.3	$ 2,250.4	$ 1,207.4	€ 875
Outstanding principal balance																		829.2	835.6	1,085	1,039.6
Difference unhedged																		1,089	973.3	1,402.3	1,210.8
Swap liability	66.6	76.2	96.8						23.8	36	62.6	44.6	41	34.8	(1.8)	(0.8)	(0.6)
Effective interest rate	63.32%	57.95%																		53.06%	32.31%
Effective interest rate amount	1,410	1,295																440	270
Term loan fixed interest rate																				5.68%	7.36%			5.83%	6.84%
Derivative Effective Interest Rate, Unhedged Portion																				3.73%	3.34%			3.90%	3.24%
Effective weighted average interest rate on all outstanding debt, including the interest rate swaps						6.50%	7.80%	7.96%
Derivatives not designated as hedging instruments on a gross basis assets	0.2	0.2
Derivatives not designated as hedging instruments prepaid expenses and other and liabilities	$ 1.5	$ 0.2

Derivative Instruments and Hedging Activities - Schedule of Summary Existing Swap Agreements (Detail) In Millions, unless otherwise specified	Feb. 28, 2013 USD ($)	May 31, 2012 USD ($)	May 31, 2011 USD ($)	Feb. 28, 2013 September 25, 2012 [Member] Swap agreements [Member] Euro [Member]	May 31, 2012 September 25, 2011 Swap agreements [Member] USD ($)	May 31, 2011 September 25, 2011 Swap agreements [Member] USD ($)	May 31, 2012 September 25, 2011 Swap agreements [Member] Euro [Member] USD ($)	May 31, 2012 September 25, 2011 Swap agreements [Member] Euro [Member] EUR (€)	May 31, 2011 September 25, 2011 Swap agreements [Member] Euro [Member] USD ($)	May 31, 2012 March 25, 2012 Swap agreements [Member] USD ($)	May 31, 2011 March 25, 2012 Swap agreements [Member] USD ($)	May 31, 2012 March 25, 2012 Swap agreements [Member] Euro [Member] USD ($)	May 31, 2012 March 25, 2012 Swap agreements [Member] Euro [Member] EUR (€)	May 31, 2011 March 25, 2012 Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 September 25, 2012 [Member] Euro [Member] USD ($)	Feb. 28, 2013 September 25, 2012 [Member] Euro [Member] EUR (€)	May 31, 2012 September 25, 2012 [Member] Euro [Member] USD ($)	Feb. 28, 2013 September 25, 2012 [Member] Swap agreements [Member] USD ($)	May 31, 2012 September 25, 2012 [Member] Swap agreements [Member] USD ($)	May 31, 2011 September 25, 2012 [Member] Swap agreements [Member] USD ($)	May 31, 2012 September 25, 2012 [Member] Swap agreements [Member] Euro [Member] USD ($)	May 31, 2012 September 25, 2012 [Member] Swap agreements [Member] Euro [Member] EUR (€)	May 31, 2011 September 25, 2012 [Member] Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 September 25, 2012 [Member] Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 September 25, 2012 [Member] Swap agreements [Member] Euro [Member] EUR (€)	May 31, 2012 September 25, 2012 [Member] Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 March 25, 2013 [Member] Swap agreements [Member] USD ($)	May 31, 2012 March 25, 2013 [Member] Swap agreements [Member] USD ($)	May 31, 2011 March 25, 2013 [Member] Swap agreements [Member] USD ($)	Feb. 28, 2013 March 25, 2013 [Member] Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 March 25, 2013 [Member] Swap agreements [Member] Euro [Member] EUR (€)	May 31, 2012 March 25, 2013 [Member] Swap agreements [Member] Euro [Member] USD ($)	May 31, 2012 March 25, 2013 [Member] Swap agreements [Member] Euro [Member] EUR (€)	May 31, 2011 March 25, 2013 [Member] Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 September 25, 2017 [Member] Swap agreements [Member] USD ($)	May 31, 2012 September 25, 2017 [Member] Swap agreements [Member] USD ($)	May 31, 2011 September 25, 2017 [Member] Swap agreements [Member] USD ($)	Feb. 28, 2013 September 25, 2017 [Member] Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 September 25, 2017 [Member] Swap agreements [Member] Euro [Member] EUR (€)	May 31, 2012 September 25, 2017 [Member] Swap agreements [Member] Euro [Member] USD ($)	May 31, 2012 September 25, 2017 [Member] Swap agreements [Member] Euro [Member] EUR (€)	May 31, 2011 September 25, 2017 [Member] Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 September 25, 2017 [Member] September 25, 2012 [Member] Swap agreements [Member] USD ($)	May 31, 2012 September 25, 2017 [Member] September 25, 2012 [Member] Swap agreements [Member] USD ($)	May 31, 2011 September 25, 2017 [Member] September 25, 2012 [Member] Swap agreements [Member] USD ($)	May 31, 2012 September 25, 2017 [Member] September 25, 2012 [Member] Swap agreements [Member] Euro [Member] USD ($)	May 31, 2011 September 25, 2017 [Member] September 25, 2012 [Member] Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 December 25, 2013 [Member] Swap agreements [Member] USD ($)	May 31, 2012 December 25, 2013 [Member] Swap agreements [Member] USD ($)	May 31, 2011 December 25, 2013 [Member] Swap agreements [Member] USD ($)	Feb. 28, 2013 September 25, 2014 [Member] Swap agreements [Member] USD ($)	May 31, 2012 September 25, 2014 [Member] Swap agreements [Member] USD ($)	May 31, 2011 September 25, 2014 [Member] Swap agreements [Member] USD ($)	Feb. 28, 2013 March 25, 2015 [Member] Swap agreements [Member] USD ($)	May 31, 2012 March 25, 2015 [Member] Swap agreements [Member] USD ($)	May 31, 2011 March 25, 2015 [Member] Swap agreements [Member] USD ($)	Feb. 28, 2013 September 25, 2016 [Member] Swap agreements [Member] USD ($)	May 31, 2012 September 25, 2016 [Member] Swap agreements [Member] USD ($)	May 31, 2011 September 25, 2016 [Member] Swap agreements [Member] USD ($)	Feb. 28, 2013 Credit valuation adjustment [Member] USD ($)	May 31, 2012 Credit valuation adjustment [Member] USD ($)	May 31, 2011 Credit valuation adjustment [Member] USD ($)
Outstanding Interest Rate Swap Agreements [Line Items]
Structure				5 years	4 years		4 years	4 years		4 years		4 years	4 years		5 years	5 years		5 years	5 years		5 years	5 years					5 years	5 years		5 years	5 years	5 years	5 years		5 years	5 years		5 years	5 years	5 years	5 years		5 years					5 years	5 years		5 years	5 years		2 years	2 years		3 years	3 years
Notional Amount					$ 195			€ 75		$ 140			€ 40			€ 230		$ 585	$ 585			€ 230			€ 200		$ 190	$ 190			€ 40		€ 40		$ 350	$ 350			€ 200		€ 200		$ 350					$ 325	$ 325		$ 195	$ 195		$ 190	$ 190		$ 270	$ 270
Effective Date															September 25, 2007	September 25, 2007		September 25, 2007						September 25, 2012	September 25, 2012		March 25, 2008			March 25, 2008	March 25, 2008				September 25, 2012			September 25, 2012	September 25, 2012				September 25, 2012					December 26, 2008			September 25, 2009			March 25, 2013			December 27, 2013
Termination Date															September 25, 2012	September 25, 2012		September 25, 2012						September 25, 2017	September 25, 2017		March 25, 2013			March 25, 2013	March 25, 2013				September 25, 2017			September 25, 2017	September 25, 2017				September 25, 2017					December 25, 2013			September 25, 2014			March 25, 2015			September 25, 2016
Fair Value Asset (Liability)	$ (66.6)	$ (76.2)	$ (96.8)		$ 0	$ (3.1)	$ 0		$ (1.7)	$ 0	$ (3)	$ 0		$ (1.4)	$ 0		$ (3.5)	$ 0	$ (8.9)	$ (37.3)	$ (3.5)		$ (13.6)	$ (11.9)		$ (9.5)	$ (0.4)	$ (4.2)	$ (9.3)	$ (0.1)		$ (1.4)		$ (2.5)	$ (11.2)	$ (7.9)	$ 0	$ (11.7)		$ (9.3)		$ 0	$ (11.3)	$ (8)	$ 0	$ (9.5)	$ 0	$ (5.4)	$ (9)	$ (13.3)	$ (8)	$ (10.5)	$ (12.2)	$ (2.1)	$ (1)	$ 0	$ (6.3)	$ (3.8)	$ 0	$ 1.8	$ 0.8	$ 0.6

Derivative Instruments and Hedging Activities - Schedule of Interest Rate Swap (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	May 31, 2012	May 31, 2011	May 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Amount of gain (loss) recognized in OCI	$ 9.5	$ 17.4	$ 20.5	$ 33.1	$ 18.5
Amount of (gain) loss reclassified from accumulated OCI into interest expense (effective portion)
Amount (gain) loss recognized in other income (expense) (ineffective portion and amount excluded from effectiveness testing)

Retirement and Pension Plans - Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
U. S. [Member]
Defined contribution profit sharing plan
Percentage of team member's contribution matched by company	100.00%
Maximum percentage of team member's compensation matched by Company	6.00%
Amounts expensed under profit sharing plan	$ 11.6	$ 10.9	$ 8.1
Europe [Member]
Defined contribution profit sharing plan
Amounts expensed under profit sharing plan	$ 7.2	$ 6.9	$ 5.7

Retirement and Pension Plans - Defined Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	May 31, 2011	May 31, 2012	May 31, 2011	May 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	$ (5.1)	$ (5.6)		$ (3.9)
Recognized actuarial losses	1.1	1.6		3.3
Net periodic benefit costs:	3.6	2.9		6.9
Change in Benefit Obligation [Roll Forward]
Projected benefit obligation���beginning of year		125.3	111.6
Service costs	0.8	0.6	0.8	0.6
Interest costs	6.8	6.3	6.8	6.9
Actuarial (gains)/losses		10.2	(7.7)
Benefits paid from plan		(5.2)	(2.2)
Effect of exchange rates		(9.1)	16
Projected benefit obligation���end of year	125.3	128.1	125.3	111.6
Accumulated benefit obligation	124.2	127.2	124.2
Change in Plan Assets [Roll Forward]
Plan assets at fair value���beginning of year		104.1	82.1
Actual return on plan assets		10.2	6.2
Company contribution		6.3	6.1
Plan participant contribution		0	0
Benefits paid from plan		(5)	(2.1)
Effect of exchange rates		(6.9)	11.8
Plan assets at fair value���end of year	104.1	108.7	104.1	82.1
Unfunded status at end of year	(21.2)	(19.4)	(21.2)
Amounts Expected to be Recognized in Net Periodic Cost in Next Fiscal Year [Abstract]
Amortization of net actuarial losses		1
Weighted-average Assumptions Used to Project Benefit Obligation and Net Periodic Benefit Cost
Discount rate		4.57%	5.50%	5.46%
Expected long-term rate of return on plan assets		4.51%	5.57%	5.54%
Rate increase in compensation levels		2.58%	2.89%	2.89%
Projected Future Benefit Payments [Abstract]
Projected future benefit payments, fiscal 2013		4.9
Projected future benefit payments, fiscal 2014		5.1
Projected future benefit payments, fiscal 2015		5.8
Projected future benefit payments, fiscal 2016		5.6
Projected future benefit payments, fiscal 2017		6.1
Projected future benefit payments, fiscal 2018 to 2021		33.4
Expected Company contribution during fiscal 2013		2.4
Debt securities [Member]
Projected Future Benefit Payments [Abstract]
Retirement plan asset allocation	48.00%	48.00%	48.00%
Equity securities [Member]
Projected Future Benefit Payments [Abstract]
Retirement plan asset allocation	40.00%	40.00%	40.00%
Other plan asset categories [Member]
Projected Future Benefit Payments [Abstract]
Retirement plan asset allocation	12.00%	12.00%	12.00%
Deferred income tax asset [Member]
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Amounts recognized in consolidated balance sheets	(0.9)	6.3	(0.9)
Employee related obligations [Member]
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Amounts recognized in consolidated balance sheets	21.2	19.4	21.2
Other comprehensive income (loss) [Member]
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Amounts recognized in consolidated balance sheets	$ 1.2	$ (3)	$ 1.2

Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	May 31, 2012	May 31, 2011
Statement of Other Comprehensive Income [Abstract]
Unrecognized actuarial gain (loss) on pension assets, net of tax	$ (3)	$ (3)	$ 1.2
Foreign currency translation adjustments	117.5	173.7	235.8
Unrealized gain (loss) on interest rate swaps, net of tax	(41.4)	(47.3)	(60.4)
Unrealized loss on available-for-sale securities, net of tax	3.1	(0.5)	(4.8)
Accumulated other comprehensive income	$ 76.2	$ 122.9	$ 171.8

Share-based Compensation and Stock Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended			12 Months Ended							12 Months Ended							12 Months Ended								24 Months Ended					12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013 management_dividend_award	Feb. 29, 2012		May 31, 2012	May 31, 2011		May 31, 2010		Feb. 28, 2013 LVB Acquisition, Inc. [Member]	May 31, 2012 LVB Acquisition, Inc. [Member]	May 31, 2012 Stock options [Member] sponsor	Dec. 31, 2011 Stock options [Member]	May 31, 2011 Stock options [Member]	May 31, 2010 Stock options [Member]	Jul. 31, 2012 Stock options [Member]	Jul. 30, 2012 Stock options [Member]	May 31, 2007 Stock options [Member]	May 31, 2012 Stock options [Member] Participant resigns without good reason [Member]	May 31, 2012 Stock options [Member] Participant terminated for any reason other than cause, death or disability, or by the participant with good reason [Member]	May 31, 2012 Stock options [Member] Participant terminated by reason of death or disability [Member]	May 31, 2010 Stock options [Member] Time-based options [Member]	May 31, 2010 Stock options [Member] Time-based options [Member] Minimum [Member]	May 31, 2010 Stock options [Member] Time-based options [Member] Maximum [Member]	May 31, 2010 Stock options [Member] Performance-based options [Member] Minimum [Member]	May 31, 2010 Stock options [Member] Performance-based options [Member] Maximum [Member]	May 31, 2012 Stock options [Member] New performance-based options [Member] Minimum [Member]	May 31, 2012 Stock options [Member] New performance-based options [Member] Maximum [Member]	May 31, 2012 Stock options [Member] New extended time-based options [Member]	May 31, 2012 Stock options [Member] New extended time-based options [Member] Minimum [Member]	May 31, 2012 Stock options [Member] New extended time-based options [Member] Maximum [Member]	May 31, 2012 Stock options [Member] Employee stock options [Member] Time-based options [Member]	May 31, 2012 Stock options [Member] Employee stock options [Member] Performance-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 5.8	$ 3.5	$ 32.3	$ 12.2	[1]	$ 16	$ 12.7	[1]	$ 22.4	[1]
Maximum number of shares of common stock authorized																			37,520,000
Increase in authorized share pool (shares)														1,000,000
Exercise price of shares granted (usd per share)						$ 10	$ 10		$ 10				$ 10																	$ 10
Fair value of underlying stock													$ 7.88
Sharebased Compensation Arrangement By Share-based Payment Award, Options, Contractual Term													10 years
Award vesting period																								3 years	5 years	3 years	5 years	4 years	6 years		4 years	6 years	5 years	5 years
Sponsors with SEC periodic reporting requirements													3
Time based options as a percentage of total options granted																																	75.00%
Performance based options as a percentage of total options granted																																		25.00%
Shares available for issuance													3,768,292
Leverage award shares outstanding													504,500		504,500	769,500
Expiration period of vested awards																				30 days	90 days	1 year
Annual accretion of grant date exercise price																							10.00%
Weighted average fair value of options granted during the period													$ 1.76		$ 3.21	$ 3.28
Unrecognized share-based compensation expense													$ 7.8
Expected weighted average period of recognition													1 year 7 months 6 days
Purchase of aggregate shares of common stock																		29,532,500
Stock based compensation, new options granted																	29,821,500
Exercise price for stock options decreased to current fair value	$ 7.88		$ 7.88
Vesting schedule in excess of original vesting schedule			2 years
Management dividend awards vested per each restricted stock unit			1
Common stock, par value	$ 0		$ 0			$ 0	$ 0				$ 0.01	$ 0.01
Maximum number of shares of common stock	14,000,000		14,000,000

[1]	Certain amounts have been adjusted to conform to the current presentation.

Share-based Compensation and Stock Plans - Stock Option Schedules (Details) (USD $)	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Stock Options Outstanding [Roll Forward]
Outstanding, beginning of period (shares)	35,024,625	35,286,500	32,989,833
Granted (shares)	2,594,500	2,274,000	4,296,500
Forfeitures (shares)	(2,867,417)	(2,535,875)	(1,999,833)
Outstanding, end of period (shares)	34,751,708	35,024,625	35,286,500
Stock Options Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (usd per share)	$ 10	$ 10	$ 10
Granted (usd per share)	$ 10	$ 10	$ 10
Forfeitures (usd per share)	$ 10	$ 10	$ 10
Outstanding, end of period (usd per share)	$ 10	$ 10	$ 10
Stock Options Fair Value Assumptions [Abstract]
Risk-free interest rate	0.87%	1.85%
Dividend yield	0.00%	0.00%
Expected volatility	30.55%	31.58%
Expected life in years	6 years	6 years
Stock Options Outstanding Vested and Exercisable [Abstract]
Oustanding Stock Options Vested and Expected to Vest, Number of outstanding options	34,751,708	35,024,625
Oustanding Stock Options Vested and Expected to Vest, Weighted average remaining contractual life	6 years 1 month 6 days	7 years 1 month 6 days
Oustanding Stock Options Vested and Expected to Vest, Weighted average exercise price per share	$ 10	$ 10
Oustanding Stock Options Vested and Expected to Vest, Intrinsic value	$ 0	$ 0
Options that are Exercisable, Number of oustanding options	21,266,528	19,488,874
Options that are Exercisable, Weighted average remaining contractual life	5 years 8 months 12 days	6 years 9 months 18 days
Options that are Exercisable, Weighted average exercise price per share	$ 10	$ 10
Options that are Exercisable, Intrinsic value	$ 0	$ 0

Share-based Compensation and Stock Plans - Restricted Stock Units (Details) (USD $) In Millions, except Share data, unless otherwise specified	Feb. 28, 2013	May 31, 2012	May 31, 2011	Feb. 28, 2013 LVB Acquisition, Inc. [Member]	May 31, 2012 LVB Acquisition, Inc. [Member]	May 31, 2012 Restricted Stock Units [Member]	May 31, 2011 Restricted Stock Units [Member]	Feb. 10, 2011 Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value	$ 0	$ 0	$ 0	$ 0.01	$ 0.01
Maximum number of shares of common stock authorized								4,000,000
Number of shares of common stock called per restricted stock unit								1
Award vesting period						5 years
Unrecognized share-based compensation expense						$ 29.3
Expected weighted average period of recognition						4 years
Restricted Stock Units Outstanding [Roll Forward]
Outstanding, beginning of period (shares)						3,835,000	0
Granted (shares)						30,000	3,835,000
Vested (shares)						0	0
Forfeited (shares)						(200,000)	0
Outstanding, end of period (shares)						3,665,000	3,835,000
Restricted Stock Units Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (usd per share)						$ 10	$ 0
Granted (usd per share)						$ 10	$ 10
Vested (usd per share)						$ 0	$ 0
Forfeited (usd per share)						$ 10	$ 0
Outstanding, end of period (usd per share)						$ 10	$ 10

Share-based Compensation and Stock Plans - Subsequent Events (Details) (USD $)	3 Months Ended	9 Months Ended			12 Months Ended					0 Months Ended		0 Months Ended
	Feb. 28, 2013	Feb. 28, 2013 management_dividend_award	May 31, 2012	May 31, 2011	May 31, 2012 Subsequent events [Member] management_dividend_award	Jul. 31, 2012 Stock options [Member]	Jul. 30, 2012 Stock options [Member]	Jul. 31, 2012 Stock options [Member] Subsequent events [Member]	Jul. 30, 2012 Stock options [Member] Subsequent events [Member]	Jul. 31, 2012 Restricted stock units [Member]	Jul. 30, 2012 Restricted stock units [Member]	Jul. 31, 2012 Restricted stock units [Member] Subsequent events [Member]	Jul. 30, 2012 Restricted stock units [Member] Subsequent events [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase of aggregate shares of common stock							29,532,500		29,532,500		3,665,000		3,665,000
Stock based compensation, new options granted						29,821,500		29,532,500
Stock based compensation, restricted stock units granted										10,795,000		10,795,000
Exercise price for stock options decreased to current fair value	$ 7.88	$ 7.88			$ 7.88
Vesting schedule in excess of original vesting schedule		2 years			2 years
Management dividend awards vested per each restricted stock unit		1			1
Common stock, par value	$ 0	$ 0	$ 0	$ 0	$ 0.01
Maximum number of shares of common stock	14,000,000	14,000,000			14,000,000

Income Taxes - Schedules (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013	Feb. 29, 2012	May 31, 2012	May 31, 2011	May 31, 2010
Components of loss before income taxes [Abstract]
Domestic					$ (796.1)	$ (238.2)	$ (201.7)
Foreign					205.3	(826.4)	60
Loss before income taxes			(508.4)	(88.1)	(590.8)	(1,064.6)	(141.7)
Current:
Federal					(9.5)	(13.3)	3.9
State					3	11.1	0.9
Foreign					42.6	53.9	50.2
Subtotal					36.1	51.7	55
Deferred:
Federal					(83.6)	(43.1)	(98.7)
State					(0.9)	(51.2)	(15.7)
Foreign					(83.6)	(172.2)	(34.7)
Subtotal					(168.1)	(266.5)	(149.1)
Total income tax benefit					(132)	(214.8)	(94.1)
Reconciliation of statutory federal income tax rate to effective tax rate [Abstract]
U.S. statutory income tax rate	(9.60%)	161.90%	(20.90%)	(20.90%)	(35.00%)	(35.00%)	(35.00%)
State taxes, net of federal deduction					(0.50%)	(0.60%)	(8.40%)
Effect of foreign taxes					(1.10%)	(2.80%)	(19.80%)
Tax credits and other carryovers					0.10%	(0.10%)	(4.30%)
Change in liability for uncertain tax positions					(3.70%)	1.70%	9.60%
Adjustment of prior estimates, net of valuation allowance					(4.10%)	5.20%	(5.60%)
Goodwill impairment					17.30%	13.90%	0.00%
Change in tax laws and rates					(2.60%)	(4.40%)	(7.10%)
Nondeductible / nontaxable items					(3.00%)	2.60%	7.00%
Tax on foreign earnings, net of foreign tax credits					8.90%	0.50%	(0.40%)
Other					1.40%	(1.20%)	(2.40%)
Effective tax rate					(22.30%)	(20.20%)	(66.40%)
Deferred income tax assets:
Accounts receivable					22.5	19.1
Inventories					62.8	47.5
Accrued expenses					48.9	50.1
Tax benefit of net operating losses, tax credits and other carryforwards					74.9	41.5
Future benefit of uncertain tax positions					12.1	20.3
Stock-based compensation					39.1	33.3
Swap liability					29	36.9
Other					0.7	33.5
Deferred income tax assets					290	282.2
Less: Valuation allowance
Less: Valuation allowance					(45.7)	(38.1)
Total deferred income tax assets					244.3	244.1
Deferred income tax liabilities:
Property, plant, equipment and Intangibles					(1,390.4)	(1,642)
Unremitted foreign earnings					(36.6)	0
Other					(22.6)	(18.2)
Total deferred income tax liabilities					(1,449.6)	(1,660.2)
Total net deferred income tax liabilities					(1,205.3)	(1,416.1)
Reconciliation of beginning and ending amount of unrecognized tax benefits [Roll Forward]
Unrecognized tax benefits, beginning of period			63	90.9	90.9	73.8	63.1
Addition based on tax positions related to the current year					10.9	20	13.8
Addition (Reduction) for tax positions of prior periods					(14.8)	5.2	(2.7)
Reduction related to settlements with tax authorities					(0.1)	0	(0.2)
Reduction related to lapse of statute of limitations					(23.9)	(8.1)	(0.2)
Unrecognized tax benefits, end of period					$ 63	$ 90.9	$ 73.8

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013	Feb. 29, 2012	May 31, 2012	May 31, 2011	May 31, 2010
Income Tax Disclosure [Abstract]
Net operating loss carryforwards, federal					$ 5.9
Net operating loss carryforwards, state					57.1
Net operating loss carryforwards, state net of federal benefit					37.1
Net operating loss carryforwards, foreign					4.8
Net operating loss carryforwards available, federal					16.7
Total tax credits and other carryforwards					27.1
Foreign tax credit carryforwards					21.3
Total valuation allowance					45.7	38.1
Valuation allowance relating to unrealized losses on investments					5.6
Valuation allowance related to state and foreign net operating losses					40.1
Accumulated cash at non-U.S. subsidiaries with no specific plans for permanent reinvestment					136.7
Deferred tax liabilities related to undistributed foreign earnings					36.6	0
Amount of unrecognized tax benefits that would impact the effective tax rate					61.5	82.9
Interest accrued during the year related to unrecognized tax benefits					(1.7)	3.1
Total liability for interest on unrecognized tax benefits					10.6	12.3
U.S. statutory income tax rate	9.60%	(161.90%)	20.90%	20.90%	35.00%	35.00%	35.00%
Non-deductible goodwill impairment charge	$ 233		$ 233
Increase in effective income tax rates	9.00%	84.40%	6.70%	18.70%

Segment Reporting - Net Sales by Product Category (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended
	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2010	Feb. 28, 2013 reportable_segment	Feb. 29, 2012	May 31, 2012 reportable_segment	May 31, 2011		May 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments									1		1
Net sales by product:
Net sales	$ 739.5	$ 708.9	$ 725.1	$ 664.6	$ 715.2	$ 678	$ 698.3	$ 640.7	$ 2,269	$ 2,098.6	$ 2,838.1	$ 2,732.2	[1]	$ 2,698	[1],[2]
Large Joint Reconstructive [Member]
Net sales by product:
Net sales									1,261.1	1,259.2	1,698.8	1,630.6	[1]	1,615.7	[1]
S.E.T. [Member]
Net sales by product:
Net sales									440.9	263.4	354.4	312.3	[1]	283.7	[1]
Spine & Bone Healing [Member]
Net sales by product:
Net sales									224.3	224.9	314	327.4	[1]	345.3	[1]
Dental [Member]
Net sales by product:
Net sales									188.5	198.5	267.7	269.5	[1]	265.2	[1]
Other [Member]
Net sales by product:
Net sales									$ 154.2	$ 152.6	$ 203.2	$ 192.4	[1]	$ 188.1	[1]

[1]	New product categories were adopted in order to more closely represent the way the Company reports sales and markets products. Certain amounts have been reclassified to conform to the current presentation.
[2]	Certain amounts have been adjusted to conform to the current presentation. Specifically, International net sales increased, and Europe net sales decreased, $4.3 million for the year ended May 31, 2010. The current presentation aligns with how the Company presently manages and markets its products.

Segment Reporting - Net Sales by Geography (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended
	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2010	Feb. 28, 2013	Feb. 29, 2012	May 31, 2012		May 31, 2011		May 31, 2010
Net sales by geography:
Net sales	$ 739.5	$ 708.9	$ 725.1	$ 664.6	$ 715.2	$ 678	$ 698.3	$ 640.7	$ 2,269	$ 2,098.6	$ 2,838.1		$ 2,732.2	[1]	$ 2,698	[1],[2]
United States [Member]
Net sales by geography:
Net sales									1,395.9	1,273.8	1,713.3		1,659.2		1,644.1	[2]
Europe [Member]
Net sales by geography:
Net sales									521.5	520.3	702.7		697.8		724.5	[2]
Prior period sales adjustments to conform to current presentation															(4.3)
International [Member]
Net sales by geography:
Net sales									351.6	304.5	422.1	[3]	375.2	[3]	329.4	[2],[3]
Prior period sales adjustments to conform to current presentation															$ 4.3

[1]	New product categories were adopted in order to more closely represent the way the Company reports sales and markets products. Certain amounts have been reclassified to conform to the current presentation.
[2]	Certain amounts have been adjusted to conform to the current presentation. Specifically, International net sales increased, and Europe net sales decreased, $4.3 million for the year ended May 31, 2010. The current presentation aligns with how the Company presently manages and markets its products.
[3]	International primarily includes Canada, South America, Mexico and the Asia Pacific region.

Segment Reporting - Long-Term Assets by Geography (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	May 31, 2012		May 31, 2011
Long-term assets by geography:
Long-term assets	$ 8,269.3	$ 8,638.4	[1]	$ 9,642.9	[1]
United States [Member]
Long-term assets by geography:
Long-term assets	6,388.2	6,817.5	[1]	7,199.7	[1]
Europe [Member]
Long-term assets by geography:
Long-term assets	893.3	722.7	[1]	1,233.7	[1]
International [Member]
Long-term assets by geography:
Long-term assets	$ 987.8	$ 1,098.2	[1]	$ 1,209.5	[1]

[1]	Defined as property, plant and equipment, intangibles and goodwill.

Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	May 31, 2012	Mar. 31, 2012	Feb. 29, 2012		May 31, 2011		May 31, 2010		May 31, 2009
Current assets:
Cash and cash equivalents	$ 217.4	$ 492.4		$ 496	[1]	$ 327.8	[1]	$ 189.1	[1]	$ 215.6	[1]
Accounts receivable, net	545.9	491.6				480.1
Investments	0	2.5				41.4
Income tax receivable	4.4	5				5.4
Inventories, net	643.3	543.2				582.5
Deferred income taxes	62.1	52.5				71.5
Prepaid expenses and other	129.9	124.1				109.7
Total current assets	1,603	1,711.3				1,618.4
Property, plant and equipment, net	679.4	593.6				638.4
Investments	22.1	13.9				33.1
Investment in subsidiaries	0	0				0
Intangible assets, net	3,662.4	3,930.4				4,534.4
Goodwill	3,927.5	4,114.4	597.1			4,470.1		4,707.5		4,780.5
Other assets	107.3	56.8				62.6
Total assets	10,001.7	10,420.4				11,357
Current liabilities:
Current portion of long-term debt	34.5	35.6				37.4
Accounts payable	87.2	116.2				91.1
Accrued interest	43.9	56.5				64.1
Accrued wages and commissions	130.4	122				105
Other accrued expenses	189	180.2				241.8
Total current liabilities	485	510.5				539.4
Long-term debt	5,943.9	5,792.2				5,982.9
Deferred income taxes	1,100.9	1,257.8				1,487.6
Other long-term liabilities	205.9	177.8				172
Total liabilities	7,735.7	7,738.3				8,181.9
Shareholder���s equity	2,266	2,682.1				3,175.1		3,733.5		3,840.3
Total liabilities and shareholder���s equity	10,001.7	10,420.4				11,357
Biomet, Inc. [Member]
Current assets:
Cash and cash equivalents	0	0		0		0		0		0
Accounts receivable, net	0	0
Investments		0
Income tax receivable	0	0
Inventories, net	0	0
Deferred income taxes	0	0
Prepaid expenses and other	0	0
Total current assets		0				0
Property, plant and equipment, net	0	0				0
Investments	0	0				0
Investment in subsidiaries	8,285.6	8,562.9				9,253.9
Intangible assets, net	0	0				0
Goodwill	0	0				0
Other assets	0	0				0
Total assets	8,285.6	8,562.9				9,253.9
Current liabilities:
Current portion of long-term debt	33.4	34.3				35.9
Accounts payable	0	0				0
Accrued interest	43.8	56.5				64.1
Accrued wages and commissions	0	0				0
Other accrued expenses	0	0				0
Total current liabilities	77.2	90.8				100
Long-term debt	5,942.4	5,790				5,978.8
Deferred income taxes	0	0				0
Other long-term liabilities	0	0				0
Total liabilities	6,019.6	5,880.8				6,078.8
Shareholder���s equity	2,266	2,682.1				3,175.1
Total liabilities and shareholder���s equity	8,285.6	8,562.9				9,253.9
Guarantors [Member]
Current assets:
Cash and cash equivalents	39.1	190.1		217.8		176.4		103.5		178.9
Accounts receivable, net	270	227.6				221.6
Investments		0				33.4
Income tax receivable	1.3	2.1				4.1
Inventories, net	285.6	288.7				292.1
Deferred income taxes	47.3	42.3				60.3
Prepaid expenses and other	45.5	48.8				57.1
Total current assets	688.8	799.6				845
Property, plant and equipment, net	349.7	320.1				332.2
Investments	10.6	10.1				10
Investment in subsidiaries	0	0				0
Intangible assets, net	2,947.7	3,239.3				3,416.6
Goodwill	3,104.5	3,271.4				3,460.8
Other assets	93.5	45.6				56.3
Total assets	7,194.8	7,686.1				8,120.9
Current liabilities:
Current portion of long-term debt	0	0				0
Accounts payable	44.1	71.5				48.1
Accrued interest	0	0				0
Accrued wages and commissions	70.6	69.5				56.7
Other accrued expenses	123.9	106.1				153.5
Total current liabilities	238.6	247.1				258.3
Long-term debt	0	0				0
Deferred income taxes	919.9	1,065.7				1,126.1
Other long-term liabilities	148	131.6				130.8
Total liabilities	1,306.5	1,444.4				1,515.2
Shareholder���s equity	5,888.3	6,241.7				6,605.7
Total liabilities and shareholder���s equity	7,194.8	7,686.1				8,120.9
Non-Guarantors [Member]
Current assets:
Cash and cash equivalents	178.3	302.3		278.2		151.4		85.6		36.7
Accounts receivable, net	275.9	264				258.5
Investments		2.5				8
Income tax receivable	3.1	2.9				1.3
Inventories, net	357.7	254.5				290.4
Deferred income taxes	14.8	10.2				11.2
Prepaid expenses and other	84.4	75.3				52.6
Total current assets	914.2	911.7				773.4
Property, plant and equipment, net	329.7	273.5				306.2
Investments	11.5	3.8				23.1
Investment in subsidiaries	0	0				0
Intangible assets, net	714.7	691.1				1,117.8
Goodwill	823	843				1,009.3
Other assets	13.8	11.2				6.3
Total assets	2,806.9	2,734.3				3,236.1
Current liabilities:
Current portion of long-term debt	1.1	1.3				1.5
Accounts payable	43.1	44.7				43
Accrued interest	0.1	0				0
Accrued wages and commissions	59.8	52.5				48.3
Other accrued expenses	65.1	74.1				88.3
Total current liabilities	169.2	172.6				181.1
Long-term debt	1.5	2.2				4.1
Deferred income taxes	181	192.1				361.5
Other long-term liabilities	57.9	46.2				41.2
Total liabilities	409.6	413.1				587.9
Shareholder���s equity	2,397.3	2,321.2				2,648.2
Total liabilities and shareholder���s equity	2,806.9	2,734.3				3,236.1
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0				0
Accounts receivable, net	0	0				0
Investments		0				0
Income tax receivable	0	0				0
Inventories, net	0	0				0
Deferred income taxes	0	0				0
Prepaid expenses and other	0	0				0
Total current assets	0	0				0
Property, plant and equipment, net	0	0				0
Investments	0	0				0
Investment in subsidiaries	(8,285.6)	(8,562.9)				(9,253.9)
Intangible assets, net	0	0				0
Goodwill	0	0				0
Other assets	0	0				0
Total assets	(8,285.6)	(8,562.9)				(9,253.9)
Current liabilities:
Current portion of long-term debt	0	0				0
Accounts payable	0	0				0
Accrued interest	0	0				0
Accrued wages and commissions	0	0				0
Other accrued expenses	0	0				0
Total current liabilities	0	0				0
Long-term debt	0	0				0
Deferred income taxes	0	0				0
Other long-term liabilities	0	0				0
Total liabilities	0	0				0
Shareholder���s equity	(8,285.6)	(8,562.9)				(9,253.9)
Total liabilities and shareholder���s equity	$ (8,285.6)	$ (8,562.9)				$ (9,253.9)

[1]	Certain amounts have been adjusted to conform to the current presentation.

Guarantor and Non-Guarantor Financial Statements - Schedule of Condensed Statements of Operations and Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								9 Months Ended			12 Months Ended
	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2010	Feb. 28, 2013	Feb. 29, 2012		May 31, 2012	May 31, 2011		May 31, 2010
Schedule Of Condensed Statements Of Operations [Line Items]
Net sales	$ 739.5	$ 708.9	$ 725.1	$ 664.6	$ 715.2	$ 678	$ 698.3	$ 640.7	$ 2,269	$ 2,098.6		$ 2,838.1	$ 2,732.2	[1]	$ 2,698	[1],[2]
Cost of sales									736	669.9		894.4	838.7		819.9
Gross profit	515	489.2	490.2	449.3	486.1	469.9	490.8	446.7	1,533	1,428.7		1,943.7	1,893.5		1,878.1
Goodwill and intangible asset impairment charge	529.8								334.1	0	[3]	529.8	941.4	[3]	0	[3]
Operating expenses									1,224.1	1,144.1		1,507.3	1,529		1,521.5
Operating income (loss)									(25.2)	284.6		(93.4)	(576.9)		356.6
Other (income) expense, net									483.2	372.7		497.4	487.7		498.3
Loss before income taxes									(508.4)	(88.1)		(590.8)	(1,064.6)		(141.7)
Tax expense (benefit)									(106.2)	(18.4)		(132)	(214.8)		(94.1)
Equity in earnings of subsidiaries									0	0		0	0		0
Net loss	(389.1)	(16.5)	(14)	(39.2)	(812.8)	(11.6)	(7.6)	(17.8)	(402.2)	(69.7)	[3]	(458.8)	(849.8)	[3]	(47.6)	[3]
Other comprehensive income (loss)									(46.7)	(5.3)		(48.9)	282.4		(79.9)
Comprehensive loss									(448.9)	(75)		(507.7)	(567.4)		(127.5)
Biomet, Inc. [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Net sales									0	0		0	0		0
Cost of sales									0	0		0	0		0
Gross profit									0	0		0	0		0
Goodwill and intangible asset impairment charge									0			0	0
Operating expenses									0	0		0	0		0
Operating income (loss)									0	0		0	0		0
Other (income) expense, net									479	360.6		477.1	493.9		514.1
Loss before income taxes									(479)	(360.6)		(477.1)	(493.9)		(514.1)
Tax expense (benefit)									(182)	(115.1)		(181.3)	(187.2)		(200.5)
Equity in earnings of subsidiaries									(105.2)	175.8		(163)	(543.1)		266
Net loss									(402.2)	(69.7)		(458.8)	(849.8)		(47.6)
Other comprehensive income (loss)									5.9	17.4		13.1	19.5		11.3
Comprehensive loss									(396.3)	(52.3)		(445.7)	(830.3)		(36.3)
Guarantors [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Net sales									1,438.6	1,316.1		1,769.8	1,716.5		1,710.4
Cost of sales									551.1	368.7		491.9	399.7		405.2
Gross profit									887.5	947.4		1,277.9	1,316.8		1,305.2
Goodwill and intangible asset impairment charge									269			264.3	0
Operating expenses									908.3	763.4		1,023.7	1,002.3		996.4
Operating income (loss)									(289.8)	184		(10.1)	314.5		308.8
Other (income) expense, net									5.1	1.5		3.1	(9.8)		(4)
Loss before income taxes									(294.9)	182.5		(13.2)	324.3		312.8
Tax expense (benefit)									(112.1)	69.3		86.8	101		98.5
Equity in earnings of subsidiaries									0	0		0	0		0
Net loss									(182.8)	113.2		(100)	223.3		214.3
Other comprehensive income (loss)									0	0		0	(4)		1.8
Comprehensive loss									(182.8)	113.2		(100)	219.3		216.1
Non-Guarantors [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Net sales									830.4	782.5		1,068.3	1,015.7		987.6
Cost of sales									184.9	301.2		402.5	439		414.7
Gross profit									645.5	481.3		665.8	576.7		572.9
Goodwill and intangible asset impairment charge									65.1			265.5	941.4
Operating expenses									315.8	380.7		483.6	526.7		525.1
Operating income (loss)									264.6	100.6		(83.3)	(891.4)		47.8
Other (income) expense, net									(0.9)	10.6		17.2	3.6		(11.8)
Loss before income taxes									265.5	90		(100.5)	(895)		59.6
Tax expense (benefit)									187.9	27.4		(37.5)	(128.6)		7.9
Equity in earnings of subsidiaries									0	0		0	0		0
Net loss									77.6	62.6		(63)	(766.4)		51.7
Other comprehensive income (loss)									(52.6)	(22.7)		(62)	266.9		(93)
Comprehensive loss									25	39.9		(125)	(499.5)		(41.3)
Eliminations [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Net sales									0	0		0	0		0
Cost of sales									0	0		0	0		0
Gross profit									0	0		0	0		0
Goodwill and intangible asset impairment charge									0			0	0
Operating expenses									0	0		0	0		0
Operating income (loss)									0	0		0	0		0
Other (income) expense, net									0	0		0	0		0
Loss before income taxes									0	0		0	0		0
Tax expense (benefit)									0	0		0	0		0
Equity in earnings of subsidiaries									105.2	(175.8)		163	543.1		(266)
Net loss									105.2	(175.8)		163	543.1		(266)
Other comprehensive income (loss)									0	0		0	0		0
Comprehensive loss									$ 105.2	$ (175.8)		$ 163	$ 543.1		$ (266)

[1]	New product categories were adopted in order to more closely represent the way the Company reports sales and markets products. Certain amounts have been reclassified to conform to the current presentation.
[2]	Certain amounts have been adjusted to conform to the current presentation. Specifically, International net sales increased, and Europe net sales decreased, $4.3 million for the year ended May 31, 2010. The current presentation aligns with how the Company presently manages and markets its products.
[3]	Certain amounts have been adjusted to conform to the current presentation.

Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended			12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012		May 31, 2012		May 31, 2011		May 31, 2010
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Cash flows provided by (used in) operating activities	$ 273.8	$ 291.3	[1]	$ 377.3		$ 380.1	[1]	$ 321.5	[1]
Proceeds from sales/maturities of investments	5.5	42	[1]	42.1		59.3	[1]	24.9	[1]
Purchases of investments	(6.4)	(0.3)	[1]	(0.4)		(78.7)	[1]	(13.3)	[1]
Capital expenditures	(149.7)	(122.7)	[1]	(179.3)		(174)	[1]	(186.4)	[1]
Acquisitions, net of cash acquired - Trauma Acquisition	(280)	0	[1]
Other	(4.1)	(1)		(6.8)		(11.6)		4.4
Net cash used in investing activities	(433.8)	(81.7)	[1]	(144)		(205)	[1]	(182)	[1]
Payments under revolving credit agreements				0		0	[1]	(134.1)	[1]
Payments under senior secured credit facilities	(25.2)	(26.6)	[1]	(35.4)		(34.8)	[1]	(35.8)	[1]
Proceeds under asset based revolver	80	0	[1]
Payments under asset based revolver	(80)	0	[1]
Proceeds from senior and senior subordinated notes due 2020 and term loans	3,396.2	0	[1]
Tender/retirement of senior notes due 2017 and term loans	(3,423)	0	[1]
Payment of fees related to refinancing activities	(77.8)	0	[1]
Other	(26.3)			(2.7)		(16.6)		10
Net cash used in financing activities	(130.9)	(28.9)	[1]	(38.1)		(51.4)	[1]	(159.9)	[1]
Effect of exchange rate changes on cash	15.9	(12.5)	[1]	(30.6)		15	[1]	(6.1)	[1]
Increase (decrease) in cash and cash equivalents	(275)	168.2	[1]	164.6		138.7	[1]	(26.5)	[1]
Cash and cash equivalents, beginning of period	492.4	327.8	[1]	327.8	[1]	189.1	[1]	215.6	[1]
Cash and cash equivalents, end of period	217.4	496	[1]	492.4		327.8	[1]	189.1	[1]
Biomet, Inc. [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Cash flows provided by (used in) operating activities	(232.3)	0.2		(455.6)		(844.6)		(40)
Proceeds from sales/maturities of investments		0		0		0
Purchases of investments						0
Capital expenditures	0	0		0		0		0
Acquisitions, net of cash acquired - Trauma Acquisition	0
Other	354.1	27.6		492.3		894.3		151.4
Net cash used in investing activities	354.1	27.6		492.3		894.3		151.4
Payments under revolving credit agreements								(65.2)
Payments under senior secured credit facilities				(35.4)		(34.8)		(35.8)
Proceeds under asset based revolver	80
Payments under asset based revolver	(80)
Proceeds from senior and senior subordinated notes due 2020 and term loans	3,396.2
Tender/retirement of senior notes due 2017 and term loans	(3,423)
Payment of fees related to refinancing activities	(77.8)
Other	(17.2)			(1.3)		(14.9)		(10.4)
Net cash used in financing activities	(121.8)	(27.8)		(36.7)		(49.7)		(111.4)
Effect of exchange rate changes on cash	0	0		0		0		0
Increase (decrease) in cash and cash equivalents	0	0		0		0		0
Cash and cash equivalents, beginning of period	0	0		0		0		0
Cash and cash equivalents, end of period	0	0		0		0		0
Guarantors [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Cash flows provided by (used in) operating activities	246.9	333.1		384.7		432.7		457.2
Proceeds from sales/maturities of investments		33.7		42.1		59.3
Purchases of investments						(78.7)
Capital expenditures	(69.4)	(60.3)		(89.9)		(81.4)		(94.7)
Acquisitions, net of cash acquired - Trauma Acquisition	(277.5)
Other	(50.9)	(265.1)		(323.2)		(263)		(437.9)
Net cash used in investing activities	(397.8)	(291.7)		(371)		(363.8)		(532.6)
Payments under revolving credit agreements								0
Payments under senior secured credit facilities				0		0		0
Proceeds under asset based revolver	0
Payments under asset based revolver	0
Proceeds from senior and senior subordinated notes due 2020 and term loans	0
Tender/retirement of senior notes due 2017 and term loans	0
Payment of fees related to refinancing activities	0
Other	(0.1)			0		0		0
Net cash used in financing activities	(0.1)	0		0		0		0
Effect of exchange rate changes on cash	0	0		0		0		0
Increase (decrease) in cash and cash equivalents	(151)	41.4		13.7		72.9		(75.4)
Cash and cash equivalents, beginning of period	190.1	176.4		176.4		103.5		178.9
Cash and cash equivalents, end of period	39.1	217.8		190.1		176.4		103.5
Non-Guarantors [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Cash flows provided by (used in) operating activities	154	133.8		285.2		244.9		170.3
Proceeds from sales/maturities of investments		8.3		0		0
Purchases of investments						0
Capital expenditures	(80.3)	(62.4)		(89.4)		(92.6)		(91.7)
Acquisitions, net of cash acquired - Trauma Acquisition	(2.5)
Other	(202.1)	60.7		(12.9)		(99.8)		24.9
Net cash used in investing activities	(284.9)	6.6		(102.3)		(192.4)		(66.8)
Payments under revolving credit agreements								(68.9)
Payments under senior secured credit facilities				0		0		0
Proceeds under asset based revolver	0
Payments under asset based revolver	0
Proceeds from senior and senior subordinated notes due 2020 and term loans	0
Tender/retirement of senior notes due 2017 and term loans	0
Payment of fees related to refinancing activities	0
Other	(9)			(1.4)		(1.7)		20.4
Net cash used in financing activities	(9)	(1.1)		(1.4)		(1.7)		(48.5)
Effect of exchange rate changes on cash	15.9	(12.5)		(30.6)		15		(6.1)
Increase (decrease) in cash and cash equivalents	(124)	126.8		150.9		65.8		48.9
Cash and cash equivalents, beginning of period	302.3	151.4		151.4		85.6		36.7
Cash and cash equivalents, end of period	178.3	278.2		302.3		151.4		85.6
Eliminations [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Cash flows provided by (used in) operating activities	105.2	(175.8)		163		543.1		(266)
Proceeds from sales/maturities of investments		0		0		0
Purchases of investments						0
Capital expenditures	0	0		0		0		0
Acquisitions, net of cash acquired - Trauma Acquisition	0
Other	(105.2)	175.8		(163)		(543.1)		266
Net cash used in investing activities	(105.2)	175.8		(163)		(543.1)		266
Payments under revolving credit agreements								0
Payments under senior secured credit facilities				0		0		0
Proceeds under asset based revolver	0
Payments under asset based revolver	0
Proceeds from senior and senior subordinated notes due 2020 and term loans	0
Tender/retirement of senior notes due 2017 and term loans	0
Payment of fees related to refinancing activities	0
Other	0			0		0		0
Net cash used in financing activities	0	0		0		0		0
Effect of exchange rate changes on cash	0	0		0		0		0
Increase (decrease) in cash and cash equivalents	0	0		0		0		0
Cash and cash equivalents, beginning of period	0	0		0		0		0
Cash and cash equivalents, end of period	$ 0	$ 0		$ 0		$ 0		$ 0

[1]	Certain amounts have been adjusted to conform to the current presentation.

Restructuring Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2012		May 31, 2011		May 31, 2010
Restructuring and Related Activities [Abstract]
Employee severance costs	$ 17.9		$ 10		$ 6.2
Restructuring Accrual [Roll Forward]
Beginning balance	5.9		2.8		5.6
Costs incurred and charged to expense	17.9		10		6.2
Costs paid or otherwise settled	(14.2)		(7)		(8.6)
Non-cash adjustments	(1.7)	[1]	0.1	[1]	(0.4)	[1]
Ending balance	$ 7.9		$ 5.9		$ 2.8

[1]	Primarily related to foreign currency fluctuations.

Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	0 Months Ended		1 Months Ended	3 Months Ended
	Mar. 26, 2012	Sep. 27, 2007	Jan. 31, 2009 EUR (€)	May 31, 2012 USD ($)	Feb. 28, 2013 USD ($)	May 31, 2011 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Accrual amount for contingencies				$ 25.5	$ 49.1	$ 30.6
Agreement obligation satisfaction period subsequent to agreement	3 years	18 months
Agreement time period of adherance to Code of Business Conduct and Ethics		5 years
Minimum time period of international sales compliance monitor	18 months
Penalty paid				17.3
Aggregate amount paid to settle civil claims				5.6
Lawsuit seeking amount for damages			€ 30

Related Parties - Additional Information (Detail) (USD $)	0 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended			12 Months Ended			20 Months Ended			3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended	20 Months Ended	9 Months Ended	18 Months Ended
	Sep. 25, 2007	Jun. 13, 2007	Feb. 28, 2013	Aug. 31, 2012	Feb. 29, 2012	Nov. 30, 2012 vote	Feb. 28, 2013 non-voting_observer director Employee	Feb. 29, 2012		May 31, 2012 Employee non-voting_observer vote director	May 31, 2011	May 31, 2010	Sep. 05, 2011	Sep. 05, 2007	Jul. 11, 2007	Nov. 30, 2012 Senior notes [Member]	Nov. 30, 2012 Senior subordinated notes [Member]	Feb. 28, 2013 Senior subordinated notes [Member]	Oct. 02, 2012 Senior subordinated notes [Member]	Feb. 28, 2013 Goldman Sachs [Member]	Feb. 28, 2013 Goldman Sachs [Member]	Aug. 08, 2012 6.500% senior notes due 2020 [Member]	Feb. 28, 2013 6.500% senior notes due 2020 [Member]	Oct. 02, 2012 6.500% senior notes due 2020 [Member] Senior notes [Member]	Feb. 28, 2013 6.500% senior notes due 2020 [Member] Senior notes [Member]	Oct. 02, 2012 6.500% senior notes due 2020 [Member] Senior subordinated notes [Member]	Feb. 28, 2013 6.500% senior notes due 2020 [Member] Senior subordinated notes [Member]	Feb. 28, 2013 Equity Healthcare [Member]	Feb. 29, 2012 Equity Healthcare [Member]	Feb. 28, 2013 Equity Healthcare [Member]	Feb. 29, 2012 Equity Healthcare [Member]	May 31, 2012 Equity Healthcare [Member]	May 31, 2011 Equity Healthcare [Member]	May 31, 2010 Equity Healthcare [Member]	May 01, 2007 Core Trust Purchasing Group [Member]	Sep. 05, 2011 Minimum [Member]	May 31, 2012 Maximum [Member]	Feb. 28, 2013 Maximum [Member]	Jul. 11, 2007 Senior Secured Term Loan Facility [Member]
Related Party Transaction [Line Items]
Offer price		$ 46
Amount of credit agreement																																							$ 6,165,000,000
Borrowings to finance portion of the Offer and pay related fees and expenses															4,181,000,000
Credit agreement maturity date		July��11, 2007
Percentage of outstanding Shares tendered to Purchaser															82.00%
Percentage of shareholders voted to approve the proposed merger														91.00%
Date of acquisition	Sep 25, 2007
Percentage of transaction fee on total enterprise value	1.00%
Percentage of annual monitoring fee on Company's annual Adjusted EBITDA			1.00%				1.00%
Total amount of Sponsor fees			2,800,000		2,700,000		8,200,000	7,500,000		10,300,000	10,100,000	10,100,000
Number of directors each Sponsor has the right to nominate							2			2
Number of non-voting observer each Sponsor is entitled to appoint							1			1
Minimum percentage of membership interests that the sponsors should hold						70.00%				70.00%
Number of non-affiliate directors each Sponsor may appoint (one or more)							1			1
Number of votes each director has for purposes of any Board of Directors action						1				1
Consulting fee													250,000
Out-of-pocket fees and expenses relating to an off-site office and administrative support													100,000																							100,000	150,000	150,000
Non competition time period following term of agreement							1 year			1 year
Amount paid under consulting agreement			100,000		100,000		300,000	300,000		400,000	250,000	400,000
Fee per participating employee per month							2			2
Number of employees enrolled in its health benefit plans							3,200			3,200
Payments made to Equity Healthcare																												100,000	0	100,000	100,000	100,000	100,000	0
Term of participation agreement																																			5 years
Percentage of purchase requirements							80.00%			80.00%
Total amount of fees paid			300,000		100,000		500,000	300,000		500,000	200,000	200,000
Fees received							(77,800,000)	0	[1]											800,000	1,300,000
Underwriting discount received				2,300,000												2,600,000	2,500,000
Face value of bonds																			800,000,000			1,000,000,000		825,000,000		800,000,000
Interest rate																		6.50%				6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Maturity year																		2020				2020	2020	2020	2020	2020	2020
Amount paid to consulting company			0		600,000		2,200,000	1,700,000		1,900,000	700,000	0
Repurchase of common shares			100,000		0		100,000	1,200,000		1,300,000	3,700,000	1,700,000
Employee capital contributions			$ 0				$ 0			$ 0	$ 0	$ 0

[1]	Certain amounts have been adjusted to conform to the current presentation.

Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2012		May 31, 2011		May 31, 2010
Movement in Valuation Allowances and Reserves [Roll Forward]
Net accounts receivables related to Greece reclassified to long-term assets					$ 38.9
Allowance for doubtful receivables [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	38.2		40.6		48.9
Charged to Costs and Expenses	15.7		13.8		22.8	[1]
Charged to Other Accounts	(16.2)	[2]	(12.3)	[2]	(11.3)	[1],[2]
Deductions	(1.2)	[3]	(3.9)	[3]	(19.8)	[3]
Balance at End of Year	36.5		38.2		40.6
Allowance for doubtful receivables [Member] | Greek bonds [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at End of Year					$ 8.4

[1]	For the year ended May 31, 2010, $38.9 million of net accounts receivables related to Greece were reclassified to long-term assets due to the proposal of the Greek government to settle certain debts with the issuance of zero-coupon bonds not expected to be settled in the next twelve months. These net accounts receivables included $8.4 million of Greece allowance for doubtful receivables, which is included above in the effect of foreign currency translation amount, and also included above in the deductions amount.
[2]	Primarily effect of foreign currency translation.
[3]	Uncollectible accounts written off.

Quarterly Results (Unaudited) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								9 Months Ended			12 Months Ended
	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2010	Feb. 28, 2013	Feb. 29, 2012		May 31, 2012	May 31, 2011		May 31, 2010
Income Statement [Abstract]
Goodwill and intangible asset impairment charge	$ 529.8								$ 334.1	$ 0	[1]	$ 529.8	$ 941.4	[1]	$ 0	[1]
Net sales	739.5	708.9	725.1	664.6	715.2	678	698.3	640.7	2,269	2,098.6		2,838.1	2,732.2	[2]	2,698	[2],[3]
Gross profit	515	489.2	490.2	449.3	486.1	469.9	490.8	446.7	1,533	1,428.7		1,943.7	1,893.5		1,878.1
Net loss	$ (389.1)	$ (16.5)	$ (14)	$ (39.2)	$ (812.8)	$ (11.6)	$ (7.6)	$ (17.8)	$ (402.2)	$ (69.7)	[1]	$ (458.8)	$ (849.8)	[1]	$ (47.6)	[1]

[1]	Certain amounts have been adjusted to conform to the current presentation.
[2]	New product categories were adopted in order to more closely represent the way the Company reports sales and markets products. Certain amounts have been reclassified to conform to the current presentation.
[3]	Certain amounts have been adjusted to conform to the current presentation. Specifically, International net sales increased, and Europe net sales decreased, $4.3 million for the year ended May 31, 2010. The current presentation aligns with how the Company presently manages and markets its products.